UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 81102628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Fidelity®

Michigan Municipal
Income Fund

and

Fidelity

Michigan Municipal Money Market Fund

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Michigan Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Fidelity Michigan Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,033.90	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.46
Fidelity Michigan Municipal Money Market Fund	.19%
Actual		$ 1,000.00	$ 1,000.05	$ .94**
HypotheticalA		$ 1,000.00	$ 1,023.92	$ .96**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Michigan Municipal Money Market Fund would have been .55% and the expenses paid in the actual and hypothetical examples above would have been $2.73 and $2.77, respectively.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.5	44.3
Water & Sewer	18.1	19.4
Health Care	16.8	15.4
Special Tax	6.0	5.5
Education	4.8	5.1
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	5.6	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	6.4	6.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 7.0%	AAA 6.9%
AA,A 80.0%	AA,A 84.3%
BBB 8.8%	BBB 2.4%
BB and Below 0.9%	BB and Below 1.3%
Not Rated 0.6%	Not Rated 1.7%
Short-Term Investments and Net Other Assets (Liabilities) 2.7%	Short-Term Investments and Net Other Assets (Liabilities) 3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,109,581
Series 2006 A, 5% 10/1/23	1,000,000	1,002,570
		2,112,151
Michigan - 94.2%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,746,077
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,689,037
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,762,428
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,545,669
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,580,990
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	2,033,000	2,507,462
Ann Arbor Pub. School District 5% 5/1/28	2,900,000	3,411,734
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,596,591
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	9,461,800
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,418,114
5.25% 5/1/18	1,100,000	1,136,872
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,098,380
5% 5/1/17 (FSA Insured)	2,065,000	2,258,532
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,792,303
5% 6/1/25 (AMBAC Insured)	1,775,000	1,905,800
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,834,427
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,057,397
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,886,702
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,943,838
Clarkston Cmnty. Schools Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,094,643
5% 5/1/16 (FSA Insured)	1,855,000	2,088,637
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	$ 1,000,000	$ 1,091,980
Constantine Pub. Schools:
Series 2002, 5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100)	935,000	949,539
Series 2006, 5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100)	195,000	198,032
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33 (Pre-Refunded to 5/1/13 @ 100)	1,800,000	1,869,876
Series 2003 B, 5% 5/1/24 (Pre-Refunded to 5/1/13 @ 100)	5,000,000	5,194,100
Series 2003, 5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100)	3,085,000	3,211,084
Series 2005 A, 5.25% 5/1/30	5,000,000	5,889,300
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003, 5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,807,551
Detroit Gen. Oblig.:
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,001,000
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,752,918
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,862,263
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,030,172
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,703,400
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,429,420
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	3,089,934
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,139,474
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	538,017
Series 2006:
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,148,505
5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,692,672
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,356,687
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,936,784
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,003,800
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000,000	$ 5,400,650
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,099,790
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,190,040
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,390,401
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	3,092,236
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,229,605
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,081,200
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,627,884
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,799,070
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,142,940
Series 2003, 5% 5/1/18 (Pre-Refunded to 5/1/13 @ 100)	1,955,000	2,031,714
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,324,311
5% 5/1/28 (FSA Insured)	1,250,000	1,347,563
5% 5/1/29 (FSA Insured)	1,275,000	1,370,689
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,541,166
5% 5/1/17 (FSA Insured)	1,985,000	2,144,554
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,788,784
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	5,004,945
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,915,633
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,342,135
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,403,556
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,156,945
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Fraser Pub. School District Series 2005: - continued
5% 5/1/17 (FSA Insured)	$ 1,615,000	$ 1,766,826
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,302,420
5% 5/1/17 (FSA Insured)	1,390,000	1,511,834
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,320,114
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,476,896
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,627,823
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,341,008
5% 5/1/17 (FSA Insured)	1,230,000	1,337,453
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,290,808
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,419,535
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,603,408
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,523,651
5% 5/1/19 (FSA Insured)	1,315,000	1,533,908
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,593,375
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,118,860
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,187,760
Series 2008, 5% 1/1/38	3,320,000	3,561,596
Series 2010, 5% 1/1/28	3,000,000	3,647,250
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,465,900
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,151,160
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	569,880
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,358,250
Series 2009, 5.625% 12/1/29	2,400,000	2,670,672
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,099,994
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006: - continued
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,950,000	$ 2,080,319
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	545,845
5.25% 5/1/21 (FSA Insured)	2,000,000	2,338,720
5.25% 5/1/24 (FSA Insured)	2,100,000	2,398,788
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,209,186
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,106,000
5.25% 5/1/41	1,750,000	1,945,528
Huron Valley School District Series 2003, 5.25% 5/1/16	2,450,000	2,545,771
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,077,834
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,382,368
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2003 B, 5.25% 5/15/14 (FSA Insured)	1,200,000	1,277,916
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,610,410
5.25% 5/1/16 (FSA Insured)	1,500,000	1,715,370
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,510,429
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	3,025,000	3,862,018
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13 (Escrowed to Maturity)	305,000	316,303
(Spectrum Health Sys. Proj.):
Series 2011 A, 5.5% 11/15/25	5,000,000	5,826,900
Series 2011 C, 5% 1/15/42	5,000,000	5,347,850
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,146,190
4% 5/1/22	1,000,000	1,141,120
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,476,914
Series 2012:
5% 5/1/22	1,500,000	1,815,000
5% 5/1/23	1,500,000	1,791,255
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	5,000,000	5,703,400
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	$ 1,350,000	$ 1,549,895
5% 5/1/20 (FSA Insured)	1,425,000	1,622,662
5% 5/1/22 (FSA Insured)	1,395,000	1,567,548
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,000,000	3,484,860
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,575,676
5% 5/1/16 (FSA Insured)	1,425,000	1,614,682
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,716,900
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,269,700
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,333,400
Series IA 5.375% 10/15/41	3,000,000	3,419,220
Series IA, 5.5% 10/15/45	10,000,000	11,469,790
Michigan Fin. Auth. Rev.:
(Trinity Health Sys. Proj.):
Series 2010 A, 5% 12/1/27	1,100,000	1,250,095
Series 2011 MI, 5% 12/1/39	7,000,000	7,566,790
Series 2012 B, 5% 7/1/22	2,600,000	2,964,052
Series 2012, 5% 11/1/26	5,000,000	5,485,700
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	1,335,000	1,360,992
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,702,350
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	8,595,825
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	460,446
5.5% 3/1/14	1,300,000	1,315,379
5.5% 3/1/15	1,985,000	2,008,383
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/12	1,485,000	1,507,216
5% 11/15/14	1,000,000	1,079,180
5% 11/15/17	1,000,000	1,125,560
Series 2009, 5.25% 11/15/24	3,000,000	3,319,500
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5.25% 5/15/15	1,615,000	1,802,760
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5.75% 5/15/38	$ 6,880,000	$ 7,666,522
Series 2012 A:
5% 6/1/24 (a)	2,765,000	3,141,814
5% 6/1/25 (a)	2,895,000	3,242,892
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,004,540
Series 2009 A, 6.125% 6/1/39	3,740,000	4,261,206
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,146,420
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	195,000	199,413
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	615,903
5% 11/15/18	1,725,000	1,948,388
5% 11/15/19	1,000,000	1,118,820
5% 11/15/20	2,000,000	2,216,500
5% 11/15/31	5,000,000	5,233,950
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	6,016,000
5% 12/1/26	3,725,000	4,132,478
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	830,000	984,563
5.375% 12/1/30 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,021,090
5.375% 12/1/30 (Pre-Refunded to 12/1/12 @ 100)	95,000	97,004
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010, 5% 10/1/30	4,850,000	5,560,816
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,313,238
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,171,493
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,439,705
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,777,968
Series 2002, 5.375% 10/1/19 (Pre-Refunded to 10/1/12 @ 100)	2,005,000	2,030,163
Series 2005, 5% 10/1/23	385,000	455,913
Series 2009, 5% 10/1/26	5,000,000	5,786,950
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,859,150
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,072,094
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	$ 8,520,000	$ 11,082,475
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,211,356
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,579,450
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,033,510
Series 2005, 5.5% 11/1/20 (FSA Insured)	2,500,000	3,172,075
Series 2006, 5.25% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,738,600
Series 2011, 5% 11/15/36	2,000,000	2,220,760
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	477,700
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	555,346
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,851,957
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,440,930
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,217,799
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,693,406
5% 5/1/16 (FSA Insured)	1,475,000	1,621,836
5% 5/1/17 (FSA Insured)	3,675,000	3,977,930
Okemos Pub. School District Series 1993, 0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,683,357
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,154,885
5.25% 5/1/27 (FSA Insured)	1,135,000	1,271,087
Ottawa County Wtr. Supply Sys. Rev. Series 2010:
4.5% 5/1/33	2,680,000	2,958,318
5% 5/1/37	1,100,000	1,231,164
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,543,299
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,294,721
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,017,160
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plainwell Cmnty. School District: - continued
(School Bldg. & Site Proj.):
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	$ 1,885,000	$ 2,120,305
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,101,020
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,141,312
5% 5/1/16 (FSA Insured)	1,025,000	1,131,846
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,769,850
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,831,867
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,254,346
5% 5/1/38 (FSA Insured)	1,000,000	1,063,710
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	679,915
5% 5/1/15	955,000	1,022,356
5% 5/1/17	1,000,000	1,070,150
5% 5/1/18	1,000,000	1,066,210
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,716,974
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,336,725
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,750,000	2,194,710
8.25% 9/1/39	3,425,000	4,377,595
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,190,000
Saint Clair County Gen. Oblig.:
Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,476,393
5% 4/1/19 (AMBAC Insured)	1,475,000	1,569,297
5% 4/1/26	1,495,000	1,705,137
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,189,195
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,812,675
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,123,200
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,257,930
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	$ 1,765,000	$ 1,904,841
5% 5/1/16 (FSA Insured)	1,750,000	1,975,960
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,104,240
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,135,110
5% 5/1/15	2,135,000	2,279,561
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	6,085,000	7,167,887
Utica Cmnty. Schools:
Series 2004, 5% 5/1/17 (Pre-Refunded to 11/1/13 @ 100)	3,000,000	3,187,980
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,111,320
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,290,320
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,443,156
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,009,220
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/21 (c)	5,000,000	5,583,750
West Ottawa Pub. School District Series 2012 A:
5% 5/1/25 (a)	4,310,000	4,904,521
5% 5/1/26 (a)	2,000,000	2,264,460
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,435,000	5,638,378
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	6,088,685
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,113,390
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,083,163
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,302,960
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,126,797
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Zeeland Pub. Schools: - continued
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,035,000	$ 2,244,137
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	186,924
		624,853,720
Puerto Rico - 2.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A:
5.25% 7/1/42	1,700,000	1,682,252
5.75% 7/1/37	2,000,000	2,091,200
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,150,300
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	2,000,000	2,206,280
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000,000	2,335,320
0% 8/1/47 (AMBAC Insured)	1,000,000	135,090
Series 2009 A:
6% 8/1/42	4,000,000	4,457,160
6.5% 8/1/44	1,500,000	1,735,965
		15,793,567
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,653,150
Series 2009 B, 5% 10/1/25	1,200,000	1,295,832
		2,948,982
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $601,841,218)	645,708,420
NET OTHER ASSETS (LIABILITIES) - 2.7%	17,651,520
NET ASSETS - 100%	$ 663,359,940
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	43.5%
Water & Sewer	18.1%
Health Care	16.8%
Special Tax	6.0%
Others* (Individually Less Than 5%)	15.6%
100.0%
* Includes net other assets (liabilities).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $601,841,218)		$ 645,708,420
Cash		25,390,366
Receivable for fund shares sold		213,481
Interest receivable		6,801,552
Other receivables		4,546
Total assets		678,118,365

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 13,546,992
Payable for fund shares redeemed	83,116
Distributions payable	732,781
Accrued management fee	200,658
Other affiliated payables	170,675
Other payables and accrued expenses	24,203
Total liabilities		14,758,425

Net Assets		$ 663,359,940
Net Assets consist of:
Paid in capital		$ 619,956,424
Undistributed net investment income		126,063
Accumulated undistributed net realized gain (loss) on investments		(589,749)
Net unrealized appreciation (depreciation) on investments		43,867,202
Net Assets, for 53,365,333 shares outstanding		$ 663,359,940
Net Asset Value, offering price and redemption price per share ($663,359,940 ÷ 53,365,333 shares)		$ 12.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 13,239,390

Expenses
Management fee	$ 1,177,716
Transfer agent fees	262,583
Accounting fees and expenses	76,013
Custodian fees and expenses	3,807
Independent trustees' compensation	1,161
Registration fees	18,139
Audit	23,284
Legal	6,296
Miscellaneous	3,255
Total expenses before reductions	1,572,254
Expense reductions	(5,742)	1,566,512
Net investment income (loss)		11,672,878
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(519,085)
Change in net unrealized appreciation (depreciation) on investment securities		10,006,724
Net gain (loss)		9,487,639
Net increase (decrease) in net assets resulting from operations		$ 21,160,517

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,672,878	$ 23,231,202
Net realized gain (loss)	(519,085)	(1,334)
Change in net unrealized appreciation (depreciation)	10,006,724	28,932,158
Net increase (decrease) in net assets resulting from operations	21,160,517	52,162,026
Distributions to shareholders from net investment income	(11,592,300)	(23,214,211)
Distributions to shareholders from net realized gain	-	(352,543)
Total distributions	(11,592,300)	(23,566,754)
Share transactions Proceeds from sales of shares	54,622,643	71,220,723
Reinvestment of distributions	7,141,624	14,650,857
Cost of shares redeemed	(29,966,851)	(119,227,678)
Net increase (decrease) in net assets resulting from share transactions	31,797,416	(33,356,098)
Redemption fees	66	2,805
Total increase (decrease) in net assets	41,365,699	(4,758,021)

Net Assets
Beginning of period	621,994,241	626,752,262
End of period (including undistributed net investment income of $126,063 and undistributed net investment income of $45,485, respectively)	$ 663,359,940	$ 621,994,241
Other Information Shares
Sold	4,402,825	6,005,757
Issued in reinvestment of distributions	574,934	1,233,872
Redeemed	(2,419,152)	(10,174,511)
Net increase (decrease)	2,558,607	(2,934,882)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 11.66	$ 11.85	$ 11.29	$ 11.76	$ 11.82
Income from Investment Operations
Net investment income (loss)D	.225	.463	.462	.460	.457	.461
Net realized and unrealized gain (loss)	.188	.586	(.184)	.575	(.465)	(.031)
Total from investment operations	.413	1.049	.278	1.035	(.008)	.430
Distributions from net investment income	(.223)	(.462)	(.461)	(.460)	(.457)	(.462)
Distributions from net realized gain	-	(.007)	(.007)	(.015)	(.005)	(.028)
Total distributions	(.223)	(.469)	(.468)	(.475)	(.462)	(.490)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 12.43	$ 12.24	$ 11.66	$ 11.85	$ 11.29	$ 11.76
Total ReturnB,C	3.39%	9.20%	2.32%	9.30%	(.06)%	3.73%
Ratios to Average Net AssetsE
Expenses before reductions	.49%A	.49%	.49%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.49%A	.49%	.49%	.50%	.49%	.49%
Expenses net of all reductions	.49%A	.49%	.49%	.50%	.47%	.44%
Net investment income (loss)	3.64%A	3.90%	3.86%	3.94%	3.96%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 663,360	$ 621,994	$ 626,752	$ 645,195	$ 568,852	$ 592,633
Portfolio turnover rate	6%A	9%	7%	6%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/12	% of fund's investments 12/31/11	% of fund's investments 6/30/11
1 - 7	75.0	75.0	70.2
8 - 30	5.4	4.7	9.0
31 - 60	1.2	4.6	10.3
61 - 90	6.7	2.7	0.1
91 - 180	4.7	7.0	4.5
> 180	7.0	6.0	5.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/12	12/31/11	6/30/11
Fidelity Michigan Municipal Money Market Fund	38 Days	34 Days	29 Days
All Tax-Free Money Market Funds Average*	30 Days	32 Days	26 Days
* Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/12	12/31/11	6/30/11
Fidelity Michigan Municipal Money Market Fund	38 Days	34 Days	29 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
Variable Rate Demand Notes (VRDNs) 71.7%	Variable Rate Demand Notes (VRDNs) 70.3%
Other Municipal Debt 25.2%	Other Municipal Debt 25.0%
Investment Companies 4.1%	Investment Companies 4.4%
Net Other Assets (Liabilities)** (1.0)%	Net Other Assets (Liabilities) 0.3%

Current and Historical Seven-Day Yields

	6/30/12	3/31/12	1/2/12	10/3/11	6/27/11
Fidelity Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2012, the most recent period shown in the table, would have been -0.33%.

** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 71.7%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.24% 7/6/12, VRDN (b)(e)	$ 600,000	$ 600,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 0.34% 7/2/12, VRDN (b)(e)	2,300,000	2,300,000
Illinois - 0.2%
Chicago Wtr. Rev. Series 2004 A2, 0.19% 7/6/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	1,370,000	1,370,000
Louisiana - 0.7%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.18% 7/6/12, VRDN (b)(e)	3,300,000	3,300,000
Series 2003, 0.18% 7/6/12, VRDN (b)(e)	3,000,000	3,000,000
		6,300,000
Michigan - 69.1%
Detroit City School District Participating VRDN Series Solar 06 01, 0.17% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	30,100,000	30,100,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.16% 7/2/12, LOC JPMorgan Chase Bank, VRDN (b)	8,625,000	8,625,000
Series 2009 B, 0.16% 7/2/12, LOC JPMorgan Chase Bank, VRDN (b)	8,300,000	8,300,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 0.17% 7/6/12, LOC PNC Bank NA, VRDN (b)	6,445,000	6,445,000
Grand Traverse County Hosp. Series 2011 B, 0.22% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)	17,825,000	17,825,000
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.15% 7/6/12, LOC PNC Bank NA, VRDN (b)	29,410,000	29,410,000
Series 2008 B, 0.16% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	16,440,000	16,440,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.3% 7/6/12, LOC Bank of America NA, VRDN (b)	8,600,000	8,600,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.17% 7/6/12, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	8,675,000	8,675,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series Solar 06 21, 0.16% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	3,800,000	3,800,000
Series 2007 I, 0.16% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)	2,600,000	2,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.:
Participating VRDN:
Series RBC O 32, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada) (b)(f)	$ 3,850,000	$ 3,850,000
Series ROC II R 14014, 0.19% 7/6/12 (Liquidity Facility Citibank NA) (b)(f)	8,600,000	8,600,000
Series 2012 C, 0.22% 7/6/12, LOC Citibank NA, VRDN (b)	8,500,000	8,500,000
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.15% 7/6/12, LOC Wells Fargo Bank NA, VRDN (b)	16,605,000	16,605,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series RBC O 33, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada) (b)(f)	2,500,000	2,500,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.22% 7/6/12, LOC Citibank NA, VRDN (b)(e)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.22% 7/6/12, LOC Citibank NA, VRDN (b)(e)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.22% 7/6/12, LOC Citibank NA, VRDN (b)(e)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.21% 7/6/12, LOC Fannie Mae, VRDN (b)(e)	6,800,000	6,800,000
(Hunt Club Apts. Proj.) 0.2% 7/6/12, LOC Fannie Mae, VRDN (b)(e)	6,695,000	6,695,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.18% 7/6/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	77,900,000	77,900,000
Series 2009 D, 0.16% 7/6/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	47,650,000	47,650,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.18% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)	6,000,000	6,000,000
Michigan State Univ. Revs.:
Participating VRDN Series WF 11 33 C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	7,630,000	7,630,000
Series 2000 A, 0.16% 7/6/12 (Liquidity Facility Northern Trust Co.), VRDN (b)	2,100,000	2,100,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.6% 7/6/12, LOC Bank of America NA, VRDN (b)(e)	1,100,000	1,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.16% 7/2/12, VRDN (b)	$ 900,000	$ 900,000
(Almond Products, Inc. Proj.) 0.6% 7/6/12, LOC Bank of America NA, VRDN (b)(e)	6,615,000	6,615,000
(BC & C Proj.) 0.28% 7/6/12, LOC Comerica Bank, VRDN (b)(e)	535,000	535,000
(Consumers Energy Co. Proj.) 0.15% 7/6/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(e)	20,000,000	20,000,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.18% 7/6/12, LOC JPMorgan Chase & Co., VRDN (b)	6,800,000	6,800,000
(Greenpath, Inc. Proj.) Series 2011, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (b)	5,860,000	5,860,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.18% 7/2/12, LOC Comerica Bank, VRDN (b)	10,550,000	10,550,000
(PBL Enterprises, Inc. Proj.) Series 1997, 0.28% 7/6/12, LOC Comerica Bank, VRDN (b)(e)	140,000	140,000
(Pioneer Laboratories, Inc. Proj.) 0.28% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	700,000	700,000
(S & S LLC Proj.) Series 2000, 0.47% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	1,105,000	1,105,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.18% 7/6/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.19% 7/6/12, LOC Comerica Bank, VRDN (b)	11,350,000	11,350,000
(Van Andel Research Institute Proj.) Series 2008, 0.32% 7/6/12, LOC Bank of America NA, VRDN (b)	91,000,000	91,000,000
(W.H. Porter, Inc. Proj.) Series 2001, 1.03% 7/2/12, LOC Bank of America NA, VRDN (b)(e)	1,850,000	1,850,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)	10,330,000	10,330,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.33% 7/6/12, LOC Bank of America NA, VRDN (b)	7,925,000	7,925,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.23% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,800,000	4,800,000
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.6% 7/6/12, LOC Bank of America NA, VRDN (b)(e)	2,380,000	2,380,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.19% 7/6/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	5,865,000	5,865,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Wayne County Arpt. Auth. Rev.:
0.18% 7/6/12, LOC PNC Bank NA, VRDN (b)(e)	$ 9,000,000	$ 9,000,000
0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	9,000,000	9,000,000
0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)	13,000,000	13,000,000
		591,000,000
Minnesota - 0.3%
St. Paul City Port Auth. District Heating Rev. Series 2009 8R, 0.22% 7/6/12, LOC Deutsche Bank AG, VRDN (b)(e)	3,060,000	3,060,000
Nebraska - 0.1%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.29% 7/6/12, LOC Bank of America NA, VRDN (b)(e)	1,000,000	1,000,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.45% 7/6/12, VRDN (b)(e)	500,000	500,000
North Carolina - 0.0%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.62% 7/6/12, LOC Cr. Industriel et Commercial, VRDN (b)	400,000	400,000
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.38% 7/6/12, VRDN (b)	2,200,000	2,200,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.23% 7/6/12, LOC RBS Citizens NA, VRDN (b)	1,000,000	1,000,000
		3,200,000
Texas - 0.1%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 0.18% 7/6/12, VRDN (b)(e)	1,000,000	1,000,000
Virginia - 0.3%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.37% 7/6/12, LOC Bank of America NA, VRDN (b)	1,205,000	1,205,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.33% 7/6/12 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,000,000	1,000,000
		2,205,000
TOTAL VARIABLE RATE DEMAND NOTE		612,935,000
Other Municipal Debt - 25.2%
	Principal Amount	Value
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.45% tender 7/12/12, CP mode (e)	$ 1,400,000	$ 1,400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.55% tender 8/10/12, CP mode	2,000,000	2,000,000
Michigan - 24.2%
Central Michigan Univ. Rev. Bonds Series 2009, 5% 10/1/12	1,315,000	1,330,259
Clarkston Cmnty. Schools Bonds 5% 5/1/13	2,750,000	2,855,725
Michigan Bldg. Auth. Rev. Series 6, 0.22% 9/27/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	53,075,000	53,075,000
Michigan Fin. Auth. Rev.:
Bonds:
Series 2011:
2% 10/1/12	8,400,000	8,436,923
2% 10/1/12	4,150,000	4,168,242
Series 2012 A, 2% 7/1/13	15,000,000	15,272,563
RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	8,400,000	8,419,442
Michigan Gen. Oblig. Bonds:
Series 2002, 5.25% 12/1/12	18,215,000	18,598,986
Series 2003 A, 5% 5/1/13	1,600,000	1,661,147
Series 2005 B, 5% 11/1/12	5,000,000	5,080,451
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2010 F4, 1.35%, tender 4/1/13 (b)	5,925,000	5,975,811
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.27%, tender 1/25/13 (b)	7,600,000	7,600,000
0.27%, tender 1/25/13 (b)	8,800,000	8,800,000
0.27%, tender 1/25/13 (b)	7,100,000	7,100,000
(Trinity Health Sys. Proj.) Series 2008 C:
0.2% tender 7/9/12, CP mode	19,800,000	19,800,000
0.2% tender 7/16/12, CP mode	19,630,000	19,630,000
Series 2012 A, 2% 6/1/13 (a)	7,340,000	7,452,302
Michigan Muni. Bond Auth. Rev. Bonds:
Series 2002, 5.25% 10/1/12	1,000,000	1,012,589
Series 2007, 5% 10/1/12	2,050,000	2,074,801
Michigan State Univ. Revs. Bonds Series 2010 C, 5% 2/15/13	2,500,000	2,574,876
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Michigan Trunk Line Fund Rev. Bonds Series 2005 B, 5% 9/1/12	$ 5,000,000	$ 5,039,654
Troy School District Bonds Series 2004, 5% 5/1/13 (Michigan Gen. Oblig. Guaranteed)	1,090,000	1,132,070
		207,090,841
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 7/25/12, CP mode (e)	1,600,000	1,600,000
Series A1, 0.45% tender 7/12/12, CP mode (e)	600,000	600,000
		2,200,000
Virginia - 0.4%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.25% tender 7/12/12, CP mode (e)	3,200,000	3,200,000
TOTAL OTHER MUNICIPAL DEBT		215,890,841
Investment Company - 4.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.21% (c)(d)	34,722,000	34,722,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $863,547,841)		863,547,841
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(8,219,629)
NET ASSETS - 100%		$ 855,328,212
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 45,987
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $828,825,841)	$ 828,825,841
Fidelity Central Funds (cost $34,722,000)	34,722,000
Total Investments (cost $863,547,841)		$ 863,547,841
Cash		111,360
Receivable for investments sold		1,000,017
Receivable for fund shares sold		5,884,738
Interest receivable		703,062
Distributions receivable from Fidelity Central Funds		13,313
Receivable from investment adviser for expense reductions		2,656
Other receivables		29
Total assets		871,263,016

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 7,452,302
Payable for fund shares redeemed	8,076,382
Distributions payable	144
Accrued management fee	134,598
Other affiliated payables	251,192
Other payables and accrued expenses	20,186
Total liabilities		15,934,804

Net Assets		$ 855,328,212
Net Assets consist of:
Paid in capital		$ 855,323,293
Undistributed net investment income		244
Accumulated undistributed net realized gain (loss) on investments		4,675
Net Assets, for 854,371,100 shares outstanding		$ 855,328,212
Net Asset Value, offering price and redemption price per share ($855,328,212 ÷ 854,371,100 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 810,395
Income from Fidelity Central Funds		45,987
Total income		856,382

Expenses
Management fee	$ 1,572,524
Transfer agent fees	675,875
Accounting fees and expenses	53,046
Custodian fees and expenses	6,086
Independent trustees' compensation	1,524
Registration fees	24,257
Audit	18,487
Legal	8,715
Miscellaneous	3,512
Total expenses before reductions	2,364,026
Expense reductions	(1,550,719)	813,307
Net investment income (loss)		43,075
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(41)
Net increase in net assets resulting from operations		$ 43,034

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,075	$ 86,215
Net realized gain (loss)	(41)	(10)
Net increase in net assets resulting from operations	43,034	86,205
Distributions to shareholders from net investment income	(42,831)	(86,008)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,128,457,620	2,427,760,562
Reinvestment of distributions	42,013	85,070
Cost of shares redeemed	(1,148,807,669)	(2,442,465,101)
Net increase (decrease) in net assets and shares resulting from share transactions	(20,308,036)	(14,619,469)
Total increase (decrease) in net assets	(20,307,833)	(14,619,272)

Net Assets
Beginning of period	875,636,045	890,255,317
End of period (including undistributed net investment income of $244 and undistributed net investment income of $0, respectively)	$ 855,328,212	$ 875,636,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.017	.032
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.017	.032
Distributions from net investment income	- F	- F	- F	- F	(.017)	(.032)
Distributions from net realized gain	-	-	-	- F	-	- F
Total distributions	- F	- F	- F	- F	(.017)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.02%	1.68%	3.21%
Ratios to Average Net Assets D,E
Expenses before reductions	.55%A	.55%	.55%	.60%	.54%	.54%
Expenses net of fee waivers, if any	.19%A	.22%	.30%	.48%	.54%	.54%
Expenses net of all reductions	.19%A	.22%	.30%	.48%	.48%	.42%
Net investment income (loss)	.01%A	.01%	.01%	.02%	1.66%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 855,328	$ 875,636	$ 890,255	$ 902,486	$ 1,121,825	$ 1,087,587

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Fidelity® Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Michigan Municipal Income Fund	$ 601,792,492	$ 44,534,785	$ (618,857)	$ 43,915,928
Fidelity Michigan Municipal Money Market Fund	863,547,841	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal Year of Expiration
2018
Fidelity Michigan Municipal Money Market Fund	$ (39)
		No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Michigan Municipal Income Fund	$ (30,263)	$ (40,401)	$ (70,664)
Fidelity Michigan Municipal Money Market Fund	(7)	(-)	(46)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $56,633,784 and $20,218,798, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.16%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains each Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 938

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Michigan Municipal Money Market Fund	.55%	$ 10,239

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,540,384.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Michigan Municipal Income Fund	$ 3,463	$ 2,274	$ 5
Fidelity Michigan Municipal Money Market Fund	96	-	-

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MIR-USAN-0812
1.787785.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Municipal Income

Fund

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Actual	.47%	$ 1,000.00	$ 1,042.40	$ 2.39
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.53	$ 2.36

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	18.4	16.9
Illinois	13.5	13.1
New York	12.3	10.0
Texas	10.6	10.3
Florida	9.0	8.4
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.1	34.6
Health Care	16.1	17.4
Water & Sewer	10.6	9.3
Transportation	9.5	9.9
Special Tax	8.8	9.2
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	5.9	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	7.6	7.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 8.6%	AAA 7.3%
AA,A 79.5%	AA,A 77.3%
BBB 8.6%	BBB 9.0%
BB and Below 0.3%	BB and Below 0.8%
Not Rated 1.7%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 3.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	$ 5,500	$ 5,488
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,477
		8,965
Arizona - 1.7%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	3,085
5.25% 10/1/20 (FSA Insured)	8,000	9,373
5.25% 10/1/26 (FSA Insured)	2,570	2,890
5.25% 10/1/28 (FSA Insured)	8,345	9,322
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,231
Series 2007 B, 1.124% 1/1/37 (c)	3,000	2,175
Series 2008 D:
5.5% 1/1/38	12,000	13,014
6% 1/1/27	2,600	3,013
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,712
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,743
5.25% 9/1/22	1,000	1,078
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,848
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,768
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	2,000	2,328
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,898
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,085
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	12,000	13,756
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,216
5% 7/1/23	2,000	2,413
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/22	$ 1,500	$ 1,786
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,791
5.5% 12/1/29	7,900	8,528
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	914
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39	3,000	3,420
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,097
5% 6/1/31 (AMBAC Insured)	2,025	2,133
		109,617
California - 18.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,269
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,863
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	7,194
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,351
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL:
5% 12/1/19 (b)	1,300	1,593
5% 12/1/22 (b)	5,875	7,345
Series AM, 5% 12/1/22 (b)	6,500	7,840
Series AI:
5% 12/1/16	2,195	2,614
5% 12/1/18	10,315	12,782
5% 12/1/19	1,000	1,268
California Econ. Recovery:
Series 2009 A, 5% 7/1/22	7,500	8,522
Series A, 5% 7/1/18	5,700	6,871
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	1,931
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,779
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A: - continued
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,675	$ 1,388
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,387
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	211
5% 3/1/19	1,800	2,085
5% 8/1/19	16,310	18,460
5% 8/1/20	5,355	6,046
5% 10/1/22	2,300	2,646
5% 11/1/22	3,100	3,560
5% 12/1/22	6,800	7,825
5% 11/1/24	1,600	1,808
5% 3/1/26	5,100	5,507
5% 6/1/27 (AMBAC Insured)	4,100	4,370
5% 9/1/27	10,500	11,400
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,305	2,321
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	2,195	2,255
5% 9/1/31	22,500	24,521
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,835
5% 9/1/32	24,995	26,712
5% 9/1/33	19,115	20,420
5% 9/1/35	4,050	4,288
5.125% 11/1/24	4,300	4,549
5.125% 2/1/26	2,500	2,621
5.25% 2/1/16	1,320	1,390
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	2,480	2,613
5.25% 2/1/19	165	173
5.25% 2/1/19 (Pre-Refunded to 8/1/13 @ 100)	5,455	5,747
5.25% 2/1/20	40	42
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	1,960	2,065
5.25% 9/1/23	24,300	29,208
5.25% 2/1/24	4,000	4,193
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,784
5.25% 2/1/28	4,800	4,996
5.25% 11/1/28	4,485	4,711
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	16,300	16,773
5.25% 12/1/33	160	167
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 4/1/35	$ 12,000	$ 13,302
5.25% 3/1/38	9,000	9,587
5.25% 11/1/40	3,200	3,495
5.5% 8/1/27	14,700	16,822
5.5% 4/1/28	10	11
5.5% 8/1/29	9,850	11,114
5.5% 4/1/30	5	5
5.5% 11/1/33	39,350	41,169
5.5% 3/1/40	5,900	6,523
5.6% 3/1/36	2,550	2,868
5.75% 4/1/31	5,020	5,754
6% 3/1/33	23,800	28,150
6% 4/1/38	19,600	22,709
6% 11/1/39	10,020	11,703
6.5% 4/1/33	7,900	9,522
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,765	3,034
Series 2008 L, 5.125% 7/1/22	4,000	4,389
Series 2009 E, 5.625% 7/1/25	10,000	11,427
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/13	1,000	1,061
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,576
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	10,000	10,670
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	14,984
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (c)	5,900	6,354
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,498
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,835
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,586
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,467
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/22	$ 1,695	$ 1,842
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,174
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	2,828
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	1,830	1,836
(Various Cap. Projects) Series 2011 A:
5% 10/1/27	10,000	10,862
5.25% 10/1/26	5,000	5,577
(Various Cap. Projs.) Series 2012 A:
5% 4/1/25	4,700	5,228
5% 4/1/26	13,495	14,918
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,717
5% 12/1/23	7,355	8,340
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,694
Series 2005 H:
5% 6/1/17	5,000	5,457
5% 6/1/18	10,300	11,150
Series 2005 J, 5% 1/1/17	6,105	6,767
Series 2009 G1, 5.75% 10/1/30	2,500	2,808
Series 2009 I:
6.125% 11/1/29	1,600	1,862
6.375% 11/1/34	4,600	5,363
Series 2010 A, 5.75% 3/1/30	4,900	5,498
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,042
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,756
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,484
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	26,800	27,977
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	13,704
Series 2012 A, 5% 4/1/42	7,200	7,686
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,380	9,545
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,649
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Encinitas Union School District Series 1996: - continued
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,810	$ 2,001
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,551
Foothill-De Anza Cmnty. College District Series C, 5% 8/1/40	5,000	5,624
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,070	4,795
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,805
5.75% 1/15/40	6,300	6,304
5.875% 1/15/27	2,500	2,592
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	27,395	27,741
5% 6/1/45	5,305	5,372
5% 6/1/45 (FSA Insured)	445	453
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,374
5.5% 8/1/29	2,000	2,288
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	8,458
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,073
5% 9/1/19 (AMBAC Insured)	2,545	2,715
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	4,333
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,999
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,079
5% 3/1/27	2,000	2,182
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	9,715	11,416
Series 2012 B, 5% 6/1/28	16,785	19,518
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,157
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	1,925
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	$ 2,320	$ 2,623
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	2,000	2,384
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	5,100	5,231
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,504
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34	2,500	2,846
Series 2012:
5% 1/15/26	4,535	5,140
5% 1/15/28	4,345	4,873
5% 1/15/29	5,370	5,993
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,727
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.):
Series 2012 A, 5% 2/1/24	8,200	9,207
Series 2012 A. 5% 2/1/19	4,190	4,843
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	60	60
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,811
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,459
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,794
Series B:
0% 8/1/37	7,800	2,081
0% 8/1/38	10,200	2,568
0% 8/1/39	20,100	4,788
0% 8/1/40	3,000	676
0% 8/1/41	13,610	2,900
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,980	5,778
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	11,752
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	$ 2,200	$ 2,612
6.375% 8/1/26	4,080	4,999
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,991
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	11,537
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	1,159
0% 7/1/39	9,650	2,291
0% 7/1/41	21,370	4,535
Series 2008 E:
0% 7/1/47 (a)	7,400	2,588
0% 7/1/49	19,500	2,630
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,839
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	7,509
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	18,400	2,878
Series A, 5% 8/1/38	5,150	5,612
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	2,961
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,844
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,138
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	2,200	2,386
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	49,457
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,577
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,408
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	$ 1,110	$ 1,125
5.5% 5/15/16 (AMBAC Insured)	1,170	1,185
5.5% 5/15/17 (AMBAC Insured)	1,235	1,250
5.5% 5/15/19 (AMBAC Insured)	1,375	1,391
5.5% 5/15/22 (AMBAC Insured)	370	374
5.5% 5/15/23 (AMBAC Insured)	380	384
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	2,027
5.5% 5/15/17 (AMBAC Insured)	2,545	2,692
Series 2009 O:
5.25% 5/15/39	2,400	2,699
5.75% 5/15/30	12,000	14,228
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,497
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,809
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,318
5% 7/1/27	1,840	1,940
Series 2009 A, 5.75% 7/1/24	1,705	1,964
Series 2010 A, 5.5% 7/1/38	3,815	4,111
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,307
Series 2012:
5% 8/1/24 (b)	3,625	4,123
5% 8/1/25 (b)	10,000	11,282
		1,181,986
Colorado - 1.4%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2010 A, 5% 12/1/40	4,000	4,297
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,475	2,763
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	2,600	3,005
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	$ 5,800	$ 4,932
0% 7/15/22 (Escrowed to Maturity)	15,700	12,335
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,229
5% 9/1/22	1,500	1,615
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,385	33,892
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,735
5% 11/15/15 (f)	3,000	3,356
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	3,195
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,500	1,693
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,129
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,226
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	8,672
Series 2010 A, 0% 9/1/41	9,600	1,757
Series 2010 C, 5.375% 9/1/26	1,000	1,088
		90,919
District Of Columbia - 1.0%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	9,322
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,930
Series B, 4.75% 6/1/32	2,200	2,341
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	26,574
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	$ 15,000	$ 5,010
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	4,697
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	9,938
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,154
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	3,200	3,526
		64,492
Florida - 9.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	4,700	5,277
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,766
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,473
5% 7/1/25 (AMBAC Insured)	3,540	3,805
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,113
5% 1/1/25 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,113
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (Pre-Refunded to 7/1/13 @ 100)	6,060	6,359
5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	3,000	3,148
Series 2007 A:
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,660	4,211
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	4,179
Series 2012 A:
5% 7/1/23	21,020	24,156
5% 7/1/27	5,695	6,314
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	9,632
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1:
5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,460	1,461
5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/15 (FSA Insured)	$ 5,000	$ 5,503
5% 6/1/16 (FSA Insured)	7,500	8,416
Series 2011 A1:
5% 6/1/19	1,715	1,938
5% 6/1/20	3,000	3,379
Series 2012 A1, 5% 6/1/21	8,400	9,439
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,285	27,855
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,066
5.25% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,368
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	7,075
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,275
Florida Board of Ed. Series 2003 J, 5% 6/1/31	2,500	2,586
Florida Board of Ed. Lottery Rev.:
Series 2002 A, 5.375% 7/1/17	1,000	1,010
Series 2011 A, 5% 7/1/20	12,400	15,124
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Seires 2011 E, 5% 6/1/27	6,500	7,553
Series 2004 A, 5% 6/1/31	1,240	1,327
Series 2006 E, 5% 6/1/35	3,200	3,628
Series 2011 E, 5% 6/1/24	6,600	7,892
Series 2011 F, 5% 6/1/23	6,045	7,315
Series A, 5.5% 6/1/38	2,000	2,305
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,215
5% 10/1/17	2,130	2,317
Florida Dept. of Envir. Protection Rev. Series 2002 A, 5.375% 7/1/17	6,000	6,060
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,691
5% 7/1/18	3,320	3,624
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33 (Pre-Refunded to 7/1/13 @ 101)	$ 395	$ 418
Series 2008 A, 5.25% 7/1/37	3,000	3,344
Series 2011 B, 5% 7/1/23	10,175	12,450
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	3,000	3,507
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,099
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,087
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	2,995	3,086
5.25% 6/1/19	2,375	2,589
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	3,575	3,814
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,123
5% 11/15/17	1,200	1,348
5% 11/15/22	1,000	1,098
Series 2005 B:
5% 11/15/15	875	982
5% 11/15/15 (Escrowed to Maturity)	125	143
5% 11/15/16	1,040	1,174
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	150	171
5% 11/15/30	3,565	3,752
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	485	554
Series 2006 G:
5% 11/15/14	1,285	1,404
5% 11/15/14 (Escrowed to Maturity)	45	50
5% 11/15/15	965	1,083
5% 11/15/15 (Escrowed to Maturity)	35	40
5% 11/15/16	1,020	1,178
5% 11/15/16 (Escrowed to Maturity)	30	35
5.125% 11/15/17	2,750	3,177
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	112
5.125% 11/15/18	965	1,100
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35	41
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2006 G:
5.125% 11/15/19	$ 1,930	$ 2,182
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	83
Series 2008 B, 6% 11/15/37	11,000	12,571
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,166
5% 7/1/18	2,125	2,374
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,405	8,662
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,962
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	2,270	2,871
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5.1% 10/1/13	3,005	3,035
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity)	440	440
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	19,750
Series 2009 B, 5% 10/1/18	7,500	8,025
Series Three 2010 D, 5% 10/1/38	8,100	8,975
Jacksonville Sales Tax Rev.:
Series 2003, 5.25% 10/1/19 (Pre-Refunded to 10/1/13 @ 100)	1,500	1,593
Series 2012, 5% 10/1/24	5,500	6,281
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (f)	5,260	5,641
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	5,137
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,170
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	1,395	1,411
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,032
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	6,436
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Aviation Rev.: - continued
Series 2010 A1, 5.5% 10/1/30	$ 3,000	$ 3,424
Series 2010 B, 5% 10/1/35 (FSA Insured)	13,610	14,785
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	9,500	10,124
Series B, 5.25% 7/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,322
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,762
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,927
5% 8/1/18 (AMBAC Insured)	4,000	4,493
5% 8/1/20 (AMBAC Insured)	2,500	2,822
5% 8/1/21 (AMBAC Insured)	5,095	5,714
5% 8/1/22 (AMBAC Insured)	3,325	3,676
Series 2011 B, 5.625% 5/1/31	6,600	7,375
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,093
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,447
5.25% 12/1/37 (AMBAC Insured)	1,365	1,451
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,000	5,472
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,403
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Pre-Refunded to 1/1/13 @ 100)	2,800	2,865
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,240
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,289
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	3,700	4,170
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (Pre-Refunded to 10/1/12 @ 100)	1,000	1,012
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	$ 2,025	$ 2,032
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	13,006
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	4,125
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,290
5% 10/1/35 (FSA Insured)	5,000	5,265
Plant City Util. Sys. Rev. 6% 10/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,913
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,095
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,178
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,856
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,873
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,947
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,650
Series 2010:
5% 10/1/25	4,140	4,441
5.25% 10/1/34	3,500	3,677
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,557
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,960
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity)	985	1,193
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,198
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	6,900	8,374
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	9,192
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,805	$ 1,910
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	3,301
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,025
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,945
5.25% 7/1/16 (AMBAC Insured)	2,830	3,100
Volusia County Edl. Facilities Auth. Rev. 5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,275
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,181
		578,678
Georgia - 3.0%
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,203
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	36,165	37,791
Series 2009 A:
6% 11/1/25	9,785	11,666
6.25% 11/1/39	10,800	12,749
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	12,490
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	8,188
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,339
5.25% 10/1/41	5,600	6,195
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,800
5% 1/1/24	6,500	7,714
Georgia Gen. Oblig.:
Series 2007 E, 5% 8/1/22	575	676
Series 2009 I, 5% 7/1/20	10,250	12,889
Series 2011 E2, 5% 9/1/20	10,000	12,598
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	$ 8,500	$ 9,504
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	4,507
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	15,573
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	14,478
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	14,485
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,728
		192,659
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,690	1,690
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,041
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,140	1,231
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,430	1,590
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,205	3,627
		9,179
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,340	5,038
6.75% 11/1/37	4,300	5,062
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	2,190	2,602
		12,702
Illinois - 13.5%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,340
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,200	$ 2,943
Series 2011A, 5.5% 12/1/39	7,900	8,960
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999, 0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	2,411
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	16,685
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,222
(Neighborhoods Alive 21 Prog.):
Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,174
5% 1/1/28 (Pre-Refunded to 1/1/14 @ 100)	2,000	2,138
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	757
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,495
Series 2004 A:
5% 1/1/34 (FSA Insured)	12,510	12,953
5.25% 1/1/29 (FSA Insured)	435	455
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,300	21,935
Series 2009 A, 5% 1/1/27 (FSA Insured)	5,200	5,793
Series 2011 A, 5% 1/1/40	11,260	12,080
Series 2012 A, 5% 1/1/33	10,000	10,965
Series A, 5% 1/1/42 (AMBAC Insured)	40	40
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,910	2,919
5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,060	3,068
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,868
5.25% 1/1/19 (AMBAC Insured)	1,780	1,856
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,438
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,525
Series 2011 C, 6.5% 1/1/41	19,400	23,311
Series A, 5.5% 1/1/16 (AMBAC Insured) (f)	3,000	3,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	$ 7,700	$ 8,539
Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,909
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,136
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,289
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	2,600	2,869
Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,692
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,826
5% 6/1/20 (AMBAC Insured)	5,610	6,229
5% 6/1/20 (Pre-Refunded to 12/1/16 @ 100)	1,390	1,649
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	6,792
Cicero Gen. Oblig. 5.25% 12/1/26 (Pre-Refunded to 12/1/12 @ 101)	3,010	3,101
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,725
Series 2012 A, 5% 11/15/22	2,000	2,373
Series 2012 C, 5% 12/15/37	1,000	1,090
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	8,400	8,517
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,903
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,500
Series 2010 A, 5.25% 11/15/33	19,775	21,737
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,986
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,100
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	186
5.25% 1/1/22	380	381
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,465
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,407
5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,310
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,619
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	22,202
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,114
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,402
5.5% 9/1/19	4,405	4,434
Illinois Edl. Facilities Auth. Rev. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	55	55
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	3,860	4,132
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 A, 5.5% 4/1/44	3,000	3,284
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	4,300	5,125
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	7,097
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,337
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,079
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,850	3,005
6% 2/1/28 (AMBAC Insured)	2,080	2,326
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,271
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	9,617
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,580	13,322
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,000	4,603
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	25,230	28,326
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	15,317
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	$ 8,200	$ 9,776
Series 2009 D, 6.625% 11/1/39	8,000	9,537
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	14,000	14,500
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,414
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	6,066
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,387
Series 2008 A, 5.625% 1/1/37	17,245	18,171
Series 2009:
6.875% 8/15/38	430	491
7% 8/15/44	1,560	1,782
Series 2010 A:
5.5% 8/15/24	2,830	3,145
5.75% 8/15/29	2,290	2,543
5.25% 5/1/25	7,000	7,919
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/20 (Pre-Refunded to 12/1/12 @ 100)	2,000	2,041
5.5% 8/1/16 (Pre-Refunded to 8/1/12 @ 100)	13,000	13,050
5.5% 8/1/17 (Pre-Refunded to 8/1/12 @ 100)	7,500	7,529
5.5% 8/1/18 (Pre-Refunded to 8/1/12 @ 100)	5,000	5,019
Series 2002, 5.25% 12/1/17 (Pre-Refunded to 12/1/12 @ 100)	2,260	2,307
Series 2006:
5% 1/1/19	4,200	4,734
5.5% 1/1/31	3,000	3,490
Series 2010, 5% 1/1/23 (FSA Insured)	6,600	7,188
Series 2012:
5% 3/1/23	4,000	4,402
5% 3/1/35	2,000	2,095
5% 3/1/37	1,000	1,048
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,170
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,217
6% 7/1/33	3,775	3,929
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	$ 3,000	$ 3,468
7% 4/1/14	975	1,033
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	3,000	3,002
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,619
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	15,941
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,395
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	3,282
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,910
0% 12/1/21 (AMBAC Insured)	5,000	3,737
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity)	630	620
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,302
0% 12/1/16 (Escrowed to Maturity)	585	561
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,721
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	5,983
Lake County Forest Preservation District Series 2007 A, 0.663% 12/15/13 (c)	1,895	1,896
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,133
5.625% 3/1/21 (AMBAC Insured)	2,505	2,686
5.75% 3/1/19 (AMBAC Insured)	2,240	2,418
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,308
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,745
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,417
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.):
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,022
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	26,420	26,713
Series 2002 B, 5.5% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,302
Series 2010 B1, 0% 6/15/44 (FSA Insured)	49,500	8,747
Series 2012 B:
0% 12/15/51 (b)	16,200	1,834
5% 6/15/52 (b)	19,400	20,329
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,651
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,403
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	1,151
Series 1996 A, 0% 6/15/24	3,060	1,863
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	13,494
Series 2002, 0% 6/15/13 (Escrowed to Maturity)	4,155	4,134
Series 2010 B1:
0% 6/15/43 (FSA Insured)	42,600	7,972
0% 6/15/45 (FSA Insured)	27,900	4,670
0% 6/15/47 (FSA Insured)	11,570	1,714
Series A:
0% 6/15/13 (Escrowed to Maturity)	5,415	5,389
0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	1,660
0% 6/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	210	207
0% 6/15/15 (Escrowed to Maturity)	5,355	5,235
0% 6/15/15 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,645	9,020
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,313
Series 2007, 5% 11/15/14	1,000	1,059
5% 11/15/18	1,000	1,095
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,350	12,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	$ 1,300	$ 1,518
5% 10/1/18	1,435	1,654
5% 10/1/20	1,290	1,459
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	14,862
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	6,305
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,654
Series 2009 A, 5.75% 4/1/38	7,805	8,604
Series 2010 A:
5% 4/1/25	5,125	5,708
5.25% 4/1/30	3,200	3,535
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	2,305	2,264
0% 11/1/14 (FSA Insured)	1,995	1,936
0% 11/1/16 (Escrowed to Maturity)	1,615	1,546
0% 11/1/16 (FSA Insured)	4,885	4,511
0% 11/1/17 (FSA Insured)	3,200	2,854
0% 11/1/19 (Escrowed to Maturity)	675	592
0% 11/1/19 (FSA Insured)	4,325	3,518
		868,817
Indiana - 2.5%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,092
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,659
5.25% 7/15/25 (FSA Insured)	1,720	1,834
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	5,649
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	1,485
5.25% 7/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885	2,143
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	$ 1,545	$ 1,638
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,900	32,685
Indiana Bond Bank Series B:
5% 2/1/19 (Pre-Refunded to 8/1/13 @ 100)	1,940	2,038
5% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	1,635	1,717
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	3,500	3,868
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,542
Series 2009 A, 5.25% 11/1/39	5,300	5,748
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,737
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,126
5% 2/15/15	1,500	1,639
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	11,200	12,535
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	1,575	1,675
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	7,700	7,700
(Ascension Health Subordinate Cr. Proj.) Series 2005 A1, 5%, tender 5/1/13 (c)	3,000	3,109
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A:
5% 1/1/22	2,000	2,391
5% 1/1/23	1,800	2,121
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,610
Indiana St Fin. Auth. Wastewtr.:
Series 2011 A, 5.25% 10/1/25	1,750	2,072
Series 2011 B, 5% 10/1/41	5,500	6,010
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	5,993
0% 6/1/18 (AMBAC Insured)	1,700	1,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (f)	$ 1,525	$ 1,690
5% 1/1/17 (AMBAC Insured) (f)	1,700	1,890
5.25% 1/1/14 (AMBAC Insured) (f)	2,675	2,825
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,514
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,329
5% 7/1/25	1,000	1,146
5% 7/1/26	1,325	1,514
5% 7/1/29	670	755
5% 7/1/35	3,000	3,310
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (Pre-Refunded to 1/15/13 @ 100)	2,000	2,050
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	6,090
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	1,500	1,645
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,325
		162,376
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,332
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	10,600	12,010
Series 2009 D, 5% 11/15/29	4,600	4,920
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/35	4,000	4,235
(KU Health Sys. Proj.) Series 2011 H, 5.125% 3/1/39	2,500	2,652
Leavenworth County Unified School District #453 general obligation Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,811
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Topeka Combined Util. Impt. Rev. Series 2005 A: - continued
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	$ 1,100	$ 1,248
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,397
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	1,300	1,421
5% 11/15/17	2,500	2,856
		33,927
Kentucky - 1.4%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,510
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,658
5% 8/15/17	3,650	4,199
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,375
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,274
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	36,220	46,166
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,750	16,844
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,477
		92,503
Louisiana - 0.7%
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,143
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,048
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,597
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	$ 8,625	$ 8,188
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (f)	1,420	1,578
Series 2007 B2, 5% 1/1/16 (FSA Insured) (f)	1,000	1,100
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,808
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,631
0% 9/1/13 (AMBAC Insured)	3,350	3,251
0% 9/1/14 (AMBAC Insured)	3,165	2,987
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	1,024
		46,355
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (Pre-Refunded to 7/1/14 @ 100)	3,000	3,290
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,897
6% 7/1/38	2,700	3,161
		16,348
Maryland - 0.7%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,711
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,445
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,101
5% 6/1/16 (CIFG North America Insured)	1,000	1,128
5% 6/1/19 (CIFG North America Insured)	1,500	1,639
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,106
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	2,245	2,413
(Good Samaritan Hosp. Proj.) Series 1993, 5.75% 7/1/13 (Escrowed to Maturity)	1,605	1,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	$ 2,700	$ 2,963
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,760
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,252
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,442
6% 1/1/43	1,500	1,599
Washington Suburban San. District 5% 6/1/20	6,630	8,142
		42,306
Massachusetts - 2.4%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	3,800	4,172
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,304
Series I, 6.75% 1/1/36	3,000	3,440
Massachusetts Gen. Oblig.:
Series 2007 A, 0.882% 5/1/37 (c)	3,500	2,788
Series 2007 C:
5.25% 8/1/22	7,700	9,180
5.25% 8/1/23	3,600	4,263
5.25% 8/1/24	9,000	10,575
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (g)	2,825	2,836
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (Escrowed to Maturity)	345	345
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,460
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	4,000	4,145
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/14 (AMBAC Insured) (f)	2,540	2,540
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	29,965	34,102
5% 8/15/26 (Pre-Refunded to 8/15/15 @ 100)	10,000	11,381
5% 8/15/30	30,000	33,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2007 A:
4.5% 8/15/35	$ 13,790	$ 14,582
5% 8/15/22 (AMBAC Insured)	2,900	3,382
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		153,591
Michigan - 1.9%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,617
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	9,155
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	5,071
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	20,415
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	12,009
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,568
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,853
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	5,522
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,861
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,901
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,326
Fowlerville Cmnty. School District 5.25% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,528
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	3,300	3,488
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	2,500	2,852
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,788
Michigan Fin. Auth. Rev. Series 2012 B, 5% 7/1/22	3,900	4,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	$ 3,000	$ 3,343
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	145	148
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	4,000	4,813
5% 12/1/26	1,115	1,237
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	245	291
Series 2012 A:
5% 6/1/23 (b)	2,395	2,765
5% 6/1/26 (b)	2,000	2,228
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	7,152
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	3,400	4,346
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,957
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (f)	2,100	2,337
Series 2011 A, 5% 12/1/19 (f)	3,805	4,251
		122,268
Minnesota - 0.9%
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,679
5% 5/1/20	1,000	1,079
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,066
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	4,135
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,681
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	211
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,825
5.25% 12/1/19	2,850	3,039
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,604
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.): - continued
Series 2009, 5.75% 7/1/39	$ 20,700	$ 22,836
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	4,424
5.25% 5/15/18	1,650	1,803
5.25% 5/15/23	2,000	2,135
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	1,350	1,558
		59,075
Mississippi - 0.0%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,661
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,127
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,487
		3,614
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	3,900	4,320
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.813% 12/1/17 (c)	7,900	6,778
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,423
6% 8/15/28	3,500	3,924
6.125% 8/15/31	2,250	2,517
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	5,500	5,650
		21,292
Nevada - 0.6%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (f)	4,310	4,451
5.375% 7/1/19 (AMBAC Insured) (f)	1,100	1,134
5.375% 7/1/21 (AMBAC Insured) (f)	1,600	1,647
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	$ 4,300	$ 4,897
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	6,285	6,414
Series 2011 C, 5% 6/1/24	5,415	6,265
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,605
0% 7/1/13 (FSA Insured)	4,590	4,530
0% 7/1/14 (FSA Insured)	3,000	2,902
		36,845
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	10,010
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,555
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	4,700	5,052
New Hampshire Tpk. Sys. Rev.:
Series 2012 B:
5% 2/1/19 (b)	2,000	2,322
5% 2/1/24 (b)	1,775	2,043
5% 10/1/18	4,315	5,154
		29,136
New Jersey - 1.4%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	5,100	5,967
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,429
5.125% 3/1/30	5,000	5,344
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	3,099
5.25% 3/1/23	4,500	4,876
5.25% 3/1/25	9,900	10,706
5.25% 3/1/26	11,305	12,195
Series 2005 P, 5.125% 9/1/28	2,445	2,598
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2009 AA, 5.5% 12/15/29	$ 4,000	$ 4,598
Series 2012, 5% 6/15/21	4,600	5,209
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	3,367
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,676
Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,137
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (Pre-Refunded to 8/1/12 @ 100)	3,235	3,247
5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100)	2,735	2,745
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,862
		87,055
New Mexico - 0.2%
Albuquerque Arpt. Rev. Series 1997, 6.75% 7/1/12 (AMBAC Insured) (f)	1,935	1,935
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,575
5% 12/1/18	2,000	2,334
		9,844
New York - 12.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,272
5.25% 11/15/17 (St Peters Hosp. Insured)	1,500	1,772
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	13,120	14,416
5.75% 5/1/18 (Pre-Refunded to 5/1/14 @ 100)	14,720	16,174
5.75% 5/1/20 (Pre-Refunded to 5/1/14 @ 100)	8,000	8,790
5.75% 5/1/21 (Pre-Refunded to 5/1/14 @ 100)	3,845	4,225
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	1,000	1,099
5.75% 5/1/23 (Pre-Refunded to 5/1/14 @ 100)	3,000	3,296
5.75% 5/1/24 (Pre-Refunded to 5/1/14 @ 100)	3,000	3,296
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	3,400	3,736
5.75% 5/1/26 (Pre-Refunded to 5/1/14 @ 100)	5,200	5,714
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	$ 14,600	$ 16,766
Series A:
5% 2/15/47	14,500	15,123
5% 2/15/47	13,100	13,663
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42 (b)	13,000	14,110
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31	3,800	3,800
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,000
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,990	7,345
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	50	53
Series 2008 A1, 5.25% 8/15/27	9,940	11,401
Series 2008 D1, 5.125% 12/1/22	5,000	5,918
Series 2009 I-1, 5.625% 4/1/29	3,600	4,286
Series 2012 F, 5% 8/1/24	32,525	38,707
Series 2012 G1, 5% 4/1/27	19,380	22,667
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,318
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,952
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,906
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A:
5.125% 6/15/34	600	602
5.125% 6/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,960	1,967
Series 2003 E, 5% 6/15/34	11,120	11,549
Series 2007 DD, 4.75% 6/15/36	2,900	3,079
Series 2009 A, 5.75% 6/15/40	1,500	1,804
Series 2009 C, 5% 6/15/44	5,675	6,297
Series 2009 EE, 5.25% 6/15/40	11,600	12,993
Series 2009 FF 2, 5.5% 6/15/40	17,800	20,212
Series 2011 EE, 5.375% 6/15/43	42,080	48,235
Series 2012 AA, 5% 6/15/44	11,900	13,145
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2012 CC, 5% 6/15/45	$ 11,100	$ 12,316
Series 2012 EE, 5.25% 6/15/30	28,100	33,368
Series GG, 5% 6/15/43	12,340	13,631
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,567
5.5% 7/15/38	1,600	1,807
5.625% 7/15/38	2,825	3,209
Series 2009 S3:
5.25% 1/15/34	24,000	26,698
5.25% 1/15/39	3,400	3,757
5.375% 1/15/34	2,750	3,079
Series 2009 S4:
5.5% 1/15/39	8,800	10,017
5.75% 1/15/39	4,100	4,727
Series 2011 S2 A, 5% 7/15/40	17,200	18,903
New York City Transitional Fin. Auth. Rev.:
Series 2004 B:
5% 8/1/32	14,700	15,151
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100)	15	16
Series 2004 C, 5% 2/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,233
5% 2/1/31	3,410	3,472
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	90	92
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100)	1,880	1,980
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	13,131
5% 5/15/22	4,300	5,310
Series 2012 A:
4% 5/15/21	3,500	3,996
5% 5/15/23	5,600	6,828
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,979
Series 2009 A, 5% 2/15/39	4,000	4,416
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	4,945	5,056
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	$ 3,000	$ 3,368
5% 7/1/16	1,400	1,613
Series 2007 A, 5% 7/1/14	1,895	2,056
Series 2007 B, 5.25% 7/1/24	2,100	2,349
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,400	13,524
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	8,147
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity)	690	754
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,036
Series 2010 A, 5% 7/1/26	4,000	4,363
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	13,004
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	28,721
Series 2010 D, 5.25% 11/15/40	6,600	7,330
Series 2012 D, 5% 11/15/25 (b)	25,900	29,770
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,545
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	3,148
5.25% 1/1/27	12,500	13,815
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	4,089
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	571
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	6,075	6,084
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,881
5.25% 6/1/22 (AMBAC Insured)	9,850	10,252
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170	171
5.5% 6/1/19	4,050	4,243
Series 2003 B, 5.5% 6/1/18	2,225	2,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/19	$ 10,800	$ 11,314
5.5% 6/1/20	2,700	2,827
5.5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,288
5.5% 6/1/22	10,065	10,527
Series 2011:
5% 6/1/17	11,700	13,818
5% 6/1/17	10,700	12,637
		793,905
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,400	3,411
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	10,275	10,824
		14,235
Non State Specific - 0.1%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,116
5.25% 7/1/27	4,390	5,053
5.25% 7/1/28	3,000	3,437
		9,606
North Carolina - 1.0%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,800	1,967
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (f)	1,200	1,413
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	1,064
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,745
5.25% 6/1/18 (AMBAC Insured)	1,620	1,740
5.25% 6/1/19 (AMBAC Insured)	1,540	1,649
5.25% 6/1/22 (AMBAC Insured)	1,620	1,721
5.25% 6/1/23 (AMBAC Insured)	1,620	1,716
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	$ 3,610	$ 3,796
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	3,600	3,933
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	11,300	12,567
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19 (Pre-Refunded to 2/1/14 @ 100)	2,945	3,160
5% 2/1/20 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,610
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,400
5% 10/1/21	5,690	6,471
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,439
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,527
Series 2010 B, 5% 1/1/20	6,700	8,066
		64,984
North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,924
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,778
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,499
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,820
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	3,625	3,675
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,955
5.25% 7/1/15	1,300	1,429
		18,080
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - 0.6%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	$ 4,400	$ 4,709
5% 6/1/17	5,045	5,411
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	799
5.25% 9/15/18 (FSA Insured)	1,360	1,581
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,649
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,339
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,319
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,639
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	8,500	9,568
		38,014
Oklahoma - 0.3%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,171
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,340
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,523
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000	1,133
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20	5,000	5,935
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,923
		19,025
Oregon - 0.4%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,657
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,537
5.25% 6/1/24 (FSA Insured)	2,605	3,314
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	$ 1,000	$ 1,064
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,576
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,506
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,241
5.5% 6/15/21 (FSA Insured)	1,060	1,359
		28,910
Pennsylvania - 1.4%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,000	3,251
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,365	1,567
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,874
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,468
5.5% 3/1/25 (FSA Insured)	1,400	1,517
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	2,180	2,650
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	2,620	3,313
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	4,153
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,404
Series A, 6.125% 6/1/14 (AMBAC Insured)	5,230	5,701
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	1,370	1,550
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,406
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	4,034
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	13,809
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	$ 4,000	$ 4,104
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,114
Ninth Series, 5.25% 8/1/40	3,750	3,941
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	9,155
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,734
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,644
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,099
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,775
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,182
5% 6/1/23	2,500	2,920
		89,365
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,374
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,371
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	3,366
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	5,000	5,085
Series 2006 C, 5.25% 1/1/15 (f)	5,000	5,295
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	4,600	5,022
5.75%, tender 7/1/17 (c)	8,500	9,377
Series N:
5.5% 7/1/21	5,000	5,388
5.5% 7/1/22	3,250	3,496
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 20,300	$ 3,951
Series 2009 A, 6% 8/1/42	7,600	8,469
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	511
		55,705
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	3,400	3,627
Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,880
5.25% 9/15/16 (AMBAC Insured)	1,815	1,976
5.25% 9/15/18 (AMBAC Insured)	1,005	1,083
		8,566
South Carolina - 1.7%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,454
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,675
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,248
5% 11/1/19	1,000	1,131
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,748
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	705	788
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	1,380	1,411
5.375% 1/1/17 (Pre-Refunded to 1/1/13 @ 100)	720	738
5.375% 1/1/23 (Pre-Refunded to 1/1/13 @ 100)	1,025	1,051
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,075
5% 4/1/24	4,000	4,148
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/18	5,000	6,055
5% 12/1/20	1,500	1,852
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.: - continued
Series 2012 C:
5% 12/1/14 (b)	$ 1,000	$ 1,087
5% 12/1/14	2,000	2,211
5% 12/1/16 (b)	5,065	5,832
5% 12/1/16	2,000	2,340
5% 12/1/19 (b)	13,990	16,781
Series 2012 D, 5% 12/1/43	18,250	20,202
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,802
5.25% 1/1/39	2,800	3,148
Series 2004 A, 5% 1/1/39	7,600	7,892
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,839
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,433
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,783
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,120	1,134
		111,858
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,039
5% 9/1/28	3,000	3,188
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	270	273
		4,500
Tennessee - 0.6%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	8,395
5% 12/15/12	4,500	4,586
5% 12/15/14	3,870	4,070
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	7,286
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,743
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (f)	$ 5,820	$ 6,752
5.75% 7/1/24 (f)	2,400	2,754
		39,586
Texas - 10.6%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,431
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,817
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,527
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,210
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	8,280
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,340
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (AMBAC Insured)	1,780	1,944
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	5,126
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,985
5.25% 2/15/42	5,000	5,515
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,599
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	221
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	5,100	5,248
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,909
5% 8/1/20 (AMBAC Insured)	1,780	1,977
Clint Independent School District 5.5% 8/15/20 (Pre-Refunded to 8/15/12 @ 100)	210	211
Coppell Independent School District 0% 8/15/20	2,000	1,686
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,915
5.25% 7/15/19 (FSA Insured)	4,000	4,681
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	$ 9,700	$ 9,404
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	21,000	23,219
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,391
Series A:
5% 11/1/42	14,800	15,979
5.25% 11/1/12 (f)	5,820	5,911
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (f)	2,665	2,817
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (f)	2,625	2,851
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (f)	4,325	4,656
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,218
Del Mar College District 5.25% 8/15/20 (Pre-Refunded to 8/15/13 @ 100)	2,960	3,124
DeSoto Independent School District 0% 8/15/20	3,335	2,811
Duncanville Independent School District 5.65% 2/15/28	30	31
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,712
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	2,097
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,402
Grand Prairie Independent School District 0% 2/15/16	3,775	3,660
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,624
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,737
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,371
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	1,976
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,031
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,612
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (c)(f)	2,500	2,551
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,000	$ 10,800
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,550	5,506
Series 2008 B, 5.25% 8/15/47	25,440	27,636
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,122
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,124
5.25% 10/1/24	1,700	1,864
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100)	1,020	1,128
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	3,941
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (f)	3,000	3,421
5% 7/1/25 (f)	1,500	1,669
Series A:
5.625% 7/1/20 (f)	2,000	2,000
5.625% 7/1/21 (f)	3,350	3,350
Houston Independent School District:
Bonds Series 2012, 2.5%, tender 6/1/15 (c)	10,600	11,082
Series 2005 A, 0% 2/15/16	5,500	5,332
0% 8/15/13	9,835	9,803
Humble Independent School District:
Series 2000:
0% 2/15/16	3,000	2,908
0% 2/15/17	3,480	3,302
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,200
Series 2009, 5% 2/15/34	4,300	4,834
Judson Independent School District Series 2005 B, 5% 2/1/22 (FSA Insured)	2,250	2,363
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,880
Kermit Independent School District 5.25% 2/15/37	4,130	4,572
Kingsville Independent School District 5.25% 2/15/37	3,650	3,968
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	9,494
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Little Elm Independent School District 5.5% 8/15/21	$ 60	$ 60
Lower Colorado River Auth. Rev.:
Series 2, 5.25% 5/15/18 (AMBAC Insured)	1,775	1,846
Series 2008, 5.75% 5/15/37	6,640	7,217
Series 2010, 5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	80	83
Series 2012-2, 5% 5/15/31 (AMBAC Insured)	925	926
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	5	5
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	10	10
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	10	10
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	5,495	5,563
Series C:
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	1,000	1,043
5.25% 5/15/19 (Pre-Refunded to 5/15/13 @ 100)	1,000	1,043
5.25% 5/15/20 (Pre-Refunded to 5/15/13 @ 100)	2,000	2,087
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,158
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,400
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,800
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,989
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,654
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,407
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (Pre-Refunded to 1/1/13 @ 100)	7,175	7,342
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	4,000	4,596
Series 2008 A:
6% 1/1/23	4,800	5,654
6% 1/1/24	2,000	2,334
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	7,290
Series 2009 A, 6.25% 1/1/39	10,200	11,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2011 A:
5.5% 9/1/41	$ 3,950	$ 4,591
6% 9/1/41	6,200	7,513
Series 2011 D, 5% 9/1/28	13,000	14,955
Pflugerville Gen. Oblig. 5.5% 8/1/22 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,056
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,436
5.375% 8/15/37	15,255	17,339
5.75% 8/15/29	280	281
5.75% 8/15/29 (Pre-Refunded to 8/15/12 @ 100)	970	976
Robstown Independent School District 5.25% 2/15/29 (Pre-Refunded to 2/15/14 @ 100)	3,165	3,417
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,607
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (f)	2,510	2,781
5% 7/1/17 (FSA Insured) (f)	2,765	3,118
5% 7/1/17 (FSA Insured) (f)	2,385	2,677
5.25% 7/1/19 (FSA Insured) (f)	2,635	2,932
5.25% 7/1/20 (FSA Insured) (f)	3,215	3,556
5.25% 7/1/20 (FSA Insured) (f)	2,775	3,056
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	2,590	2,949
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/24	7,500	9,181
5% 5/15/25	10,000	12,099
5% 5/15/27	10,000	11,960
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	3,620	3,976
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,110
5.25% 2/15/22 (AMBAC Insured)	1,090	1,165
5.25% 2/15/30 (AMBAC Insured)	1,800	1,888
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	1,700	1,899
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	2,000	2,271
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	$ 6,900	$ 8,087
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,992
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,636
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	8,380	8,952
Series 2008, 4.75% 4/1/37	21,920	23,687
Series 2006 A, 5% 4/1/29	2,500	2,862
Series 2008, 5% 4/1/25	4,300	5,039
5.75% 8/1/26	3,320	3,331
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	17,683
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	6,214
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	7,300	8,595
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990, 0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,714
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	37,550	37,592
5.75% 8/15/38 (AMBAC Insured)	15,900	15,931
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	2,320	2,669
5% 4/1/26	4,300	4,878
Texas Wtr. Dev. Board Rev.:
Series B, 5.375% 7/15/16	5,000	5,014
5.625% 7/15/21	1,315	1,318
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,501
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,054
Waller Independent School District 5.5% 2/15/37	4,920	5,470
Weatherford Independent School District 0% 2/15/33	6,985	3,222
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
White Settlement Independent School District:
5.75% 8/15/30 (Pre-Refunded to 8/15/12 @ 100)	$ 2,890	$ 2,908
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	2,860	2,878
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	140	141
Wylie Independent School District Series 2001, 0% 8/15/20	1,790	1,509
		680,860
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	9,205	9,236
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity)	1,070	1,197
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (Pre-Refunded to 4/1/13 @ 100)	3,590	3,723
5.25% 4/1/17 (Pre-Refunded to 4/1/13 @ 100)	4,335	4,496
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24	2,670	3,121
5% 8/1/25	2,175	2,515
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	10,105
		34,393
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	7,120	7,147
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,330
		11,477
Virginia - 0.1%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds (King George Landfill, Inc. Proj.) Series 2003 A, 3.5%, tender 5/1/13 (c)(f)	4,050	4,119
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.) 6% 2/15/13 (AMBAC Insured)	$ 1,460	$ 1,510
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	3,700	3,880
		9,509
Washington - 3.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	3,500	3,849
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,549
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	2,430	2,614
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,680
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2002 B, 6% 7/1/16 (AMBAC Insured)	20,000	20,000
Series 2012 A, 5% 7/1/21	20,000	24,858
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,590	1,725
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,760	1,884
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,055	2,174
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,877
5.25% 12/1/36 (FSA Insured)	9,180	9,863
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,750	4,997
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,381
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	22,700	25,986
Series 2009, 5.25% 1/1/42	2,600	2,923
Series 2010, 5% 1/1/50	6,500	7,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	$ 4,000	$ 4,533
Port of Seattle Rev. Series D:
5.75% 11/1/13 (Pre-Refunded to 11/1/12 @ 100) (f)	1,500	1,525
5.75% 11/1/14 (Pre-Refunded to 11/1/12 @ 100) (f)	3,055	3,106
5.75% 11/1/16 (Pre-Refunded to 11/1/12 @ 100) (f)	2,250	2,287
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,875	2,100
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,128
5.75% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,124
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24	2,975	3,455
Series B, 5% 7/1/28	395	431
Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,660
0% 7/1/19 (Escrowed to Maturity)	9,100	8,113
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,919
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	11,153
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,489
5.25% 8/15/20	2,000	2,297
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	2,000	2,200
Series 2012 A:
5% 10/1/25 (b)	5,130	5,811
5% 10/1/26 (b)	13,395	15,062
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	8,552
5.7% 7/1/38	11,300	12,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
7% 7/1/39	$ 3,000	$ 3,447
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series A, 0% 7/1/12	4,000	4,000
		236,069
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	761
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,814
		3,575
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,447
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	2,375	2,512
5.75% 7/1/30	2,655	2,960
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,292
(Children's Hosp. Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,753
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,398
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,544
5.5% 8/15/16	975	1,014
		23,920
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,630
TOTAL MUNICIPAL BONDS (Cost $5,927,377)		6,352,634
Money Market Funds - 1.2%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.21% (d)(e) (Cost $74,210)	74,210,000	$ 74,210
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $6,001,587)		6,426,844
NET OTHER ASSETS (LIABILITIES) - 0.1%		7,670
NET ASSETS - 100%		$ 6,434,514
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,836,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,663
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 58
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 6,352,634	$ -	$ 6,352,634	$ -
Money Market Funds	74,210	74,210	-	-
Total Investments in Securities:	$ 6,426,844	$ 74,210	$ 6,352,634	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.1%
Health Care	16.1%
Water & Sewer	10.6%
Transportation	9.5%
Special Tax	8.8%
Escrowed/Pre-Refunded	7.2%
Electric Utilities	6.6%
Others* (Individually Less Than 5%)	6.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,927,377)	$ 6,352,634
Fidelity Central Funds (cost $74,210)	74,210
Total Investments (cost $6,001,587)		$ 6,426,844
Cash		89,782
Receivable for investments sold		17,200
Receivable for fund shares sold		4,320
Interest receivable		78,713
Distributions receivable from Fidelity Central Funds		13
Other receivables		37
Total assets		6,616,909

Liabilities
Payable for investments purchased Regular delivery	$ 16,098
Delayed delivery	151,288
Payable for fund shares redeemed	3,957
Distributions payable	7,590
Accrued management fee	1,956
Other affiliated payables	1,425
Other payables and accrued expenses	81
Total liabilities		182,395

Net Assets		$ 6,434,514
Net Assets consist of:
Paid in capital		$ 6,018,689
Undistributed net investment income		1,433
Accumulated undistributed net realized gain (loss) on investments		(10,865)
Net unrealized appreciation (depreciation) on investments		425,257
Net Assets, for 482,229 shares outstanding		$ 6,434,514
Net Asset Value, offering price and redemption price per share ($6,434,514 ÷ 482,229 shares)		$ 13.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 129,391
Income from Fidelity Central Funds		58
Total income		129,449

Expenses
Management fee	$ 11,437
Transfer agent fees	2,453
Accounting fees and expenses	355
Custodian fees and expenses	36
Independent trustees' compensation	11
Registration fees	128
Audit	35
Legal	7
Miscellaneous	30
Total expenses before reductions	14,492
Expense reductions	(59)	14,433
Net investment income (loss)		115,016
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,667
Change in net unrealized appreciation (depreciation) on investment securities		139,593
Net gain (loss)		142,260
Net increase (decrease) in net assets resulting from operations		$ 257,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 115,016	$ 227,027
Net realized gain (loss)	2,667	1,487
Change in net unrealized appreciation (depreciation)	139,593	331,458
Net increase (decrease) in net assets resulting from operations	257,276	559,972
Distributions to shareholders from net investment income	(113,182)	(227,872)
Distributions to shareholders from net realized gain	-	(905)
Total distributions	(113,182)	(228,777)
Share transactions Proceeds from sales of shares	774,571	1,259,784
Reinvestment of distributions	68,707	144,401
Cost of shares redeemed	(469,456)	(1,473,902)
Net increase (decrease) in net assets resulting from share transactions	373,822	(69,717)
Redemption fees	26	55
Total increase (decrease) in net assets	517,942	261,533

Net Assets
Beginning of period	5,916,572	5,655,039
End of period (including undistributed net investment income of $1,433 and distributions in excess of net investment income of $401, respectively)	$ 6,434,514	$ 5,916,572
Other Information Shares
Sold	58,397	100,767
Issued in reinvestment of distributions	5,163	11,488
Redeemed	(35,352)	(118,949)
Net increase (decrease)	28,208	(6,694)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 12.27	$ 12.46	$ 11.49	$ 12.58	$ 12.77
Income from Investment Operations
Net investment income (loss) D	.244	.513	.516	.517	.515	.514
Net realized and unrealized gain (loss)	.306	.764	(.189)	.970	(1.081)	(.125)
Total from investment operations	.550	1.277	.327	1.487	(.566)	.389
Distributions from net investment income	(.240)	(.515)	(.516)	(.517)	(.513)	(.514)
Distributions from net realized gain	-	(.002)	(.001)	- I	(.011)	(.065)
Total distributions	(.240)	(.517)	(.517)	(.517)	(.524)	(.579)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 13.34	$ 13.03	$ 12.27	$ 12.46	$ 11.49	$ 12.58
Total Return B,C	4.24%	10.64%	2.58%	13.14%	(4.61)%	3.13%
Ratios to Average Net Assets E,G
Expenses before reductions	.47% A	.46%	.46%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.47% A	.46%	.46%	.48%	.47%	.47%
Expenses net of all reductions	.46% A	.46%	.46%	.48%	.46%	.44%
Net investment income (loss)	3.70% A	4.08%	4.08%	4.25%	4.23%	4.08%
Supplemental Data
Net assets, end of period (in millions)	$ 6,435	$ 5,917	$ 5,655	$ 5,641	$ 4,545	$ 5,141
Portfolio turnover rate F	10% A	11%	10%	10%	15%	22% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments is included at the end of Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales, futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 433,418
Gross unrealized depreciation	(7,693)
Net unrealized appreciation (depreciation) on securities and other investments	$ 425,725

Tax cost	$ 6,001,119

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (8,010)
2018	(2,786)
Total with expiration	(10,796)
No expiration
Short-term	(2,086)
Total capital loss carryforward	$ (12,882)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $816,189 and $307,059, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $36 and $23, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®) 1-800-544-5555

Automated line for quickest service

HIY-USAN-0812
1.787789.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Minnesota Municipal Income

Fund

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Actual	.50%	$ 1,000.00	$ 1,028.60	$ 2.52
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.38	$ 2.51

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.6	30.5
Health Care	18.9	18.6
Electric Utilities	12.1	12.3
Escrowed/Pre-Refunded	8.8	13.7
Education	7.2	9.7
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	5.4	5.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	5.8	6.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 6.4%	AAA 7.0%
AA,A 82.6%	AA,A 86.4%
BBB 5.0%	BBB 3.7%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 0.4%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.0%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,503,855
Minnesota - 92.5%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,176,370
Brainerd Independent School District #181 Series 2002 A:
5.375% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100)	3,285,000	3,296,892
5.375% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100)	4,100,000	4,114,842
5.375% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100)	2,200,000	2,207,964
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,773,189
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	612,476
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,287,708
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,180,440
5.25% 10/1/25	1,955,000	2,099,103
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.) Series 2012 A:
5% 2/1/19	4,090,000	4,994,135
5% 2/1/22	4,975,000	6,234,819
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	884,850
Series 2009 A:
4% 2/1/16	1,000,000	1,115,470
5% 2/1/17	1,000,000	1,179,800
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,519,721
4% 3/1/17	1,495,000	1,575,431
4% 3/1/18	1,235,000	1,298,109
5% 3/1/30	2,770,000	2,734,655
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Elk River Independent School District #728:
Series 2002 A:
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	$ 3,000,000	$ 3,078,270
5.25% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	3,600,000	3,699,036
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100)	1,000,000	1,088,090
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,982,125
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	6,199,349
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,160,730
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	1,970,000	2,036,330
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	2,065,000	2,134,529
5% 4/1/17 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	2,165,000	2,237,896
5% 4/1/18 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	1,260,000	1,302,424
Lakeville Independent School District #194 Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100)	1,000,000	1,026,090
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,105,170
5.25% 5/1/24	1,500,000	1,603,800
5.25% 5/1/25	2,000,000	2,129,300
5.25% 5/1/28	3,720,000	3,910,241
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	5,000,000	5,768,700
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,436,020
Series 2010 A, 5.25% 8/15/25	1,000,000	1,132,420
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	550,320
(HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	830,056
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.: - continued
(HealthPartners Obligated Group Proj.) Series 2003:
6% 12/1/19	$ 2,815,000	$ 3,001,100
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A:
5% 1/1/15 (AMBAC Insured)	2,000,000	2,189,940
5% 1/1/35 (AMBAC Insured)	8,500,000	8,786,960
Series 2005 C, 5% 1/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,172,701
Series 2007 A, 5% 1/1/21	5,000,000	5,599,850
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,288,740
Series 2008 A:
5% 1/1/13 (b)	655,000	669,600
5% 1/1/14 (b)	3,000,000	3,193,500
Series 2010 D, 5% 1/1/17 (b)	4,155,000	4,720,122
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,161,789
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	3,083,472
4% 12/1/21	2,330,000	2,547,179
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,306,982
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	4,139,940
Minneapolis Spl. School District #1 Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,134,560
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,660,204
5% 6/1/21	2,000,000	2,396,580
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	465,709
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,094,063
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,923,425
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,883,775
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,260,960
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	$ 3,300,000	$ 3,919,575
Series 2009 A, 5% 12/1/23	15,540,000	19,203,544
Series 2009 H, 5% 11/1/21	4,590,000	5,736,077
Series 2010 A, 5% 8/1/27	5,000,000	6,117,100
Series 2010 D:
5% 8/1/21	1,000,000	1,253,060
5% 8/1/22	5,000,000	6,214,000
5% 8/1/23	10,000,000	12,394,100
Series 2011 B:
5% 10/1/24	2,500,000	3,084,625
5% 10/1/30	3,000,000	3,558,030
5% 11/1/15	5,135,000	5,689,272
5% 6/1/21	8,585,000	9,872,063
5% 8/1/22	2,600,000	3,045,588
5% 11/1/24 (Pre-Refunded to 11/1/14 @ 100)	9,155,000	10,111,698
5% 11/1/26	4,270,000	4,809,088
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,078,070
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,573,798
5% 10/1/23	1,000,000	1,136,890
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,794,852
5% 10/1/19	1,000,000	1,158,830
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,613,404
5% 3/1/22	2,535,000	2,843,814
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,115,270
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,790,498
Series Six-I, 5% 4/1/23	1,000,000	1,108,290
Series Six-X, 5.25% 4/1/39	1,500,000	1,610,235
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	9,182,108
Series 2007, 5.25% 10/1/22	1,000,000	1,132,110
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,597,473
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	592,036
5.6% 6/1/15	615,000	617,232
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Retirement Sys. Bldg. Rev.: - continued
5.65% 6/1/16	$ 625,000	$ 627,169
5.7% 6/1/17	900,000	903,078
5.75% 6/1/18	975,000	978,208
5.75% 6/1/19	1,050,000	1,053,329
5.8% 6/1/20	1,000,000	1,003,100
5.875% 6/1/22	2,425,000	2,432,421
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,671,946
Series 2009 A:
4% 10/1/17	1,445,000	1,654,568
4% 10/1/18	1,490,000	1,716,793
4% 10/1/19	1,550,000	1,784,980
4% 10/1/20	1,580,000	1,807,978
Series 2011 A, 5% 10/1/30	1,495,000	1,746,459
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,803,694
5% 8/1/17 (FSA Insured)	1,575,000	1,825,252
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	1,000,000	1,018,910
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,413,760
Series 2010 A1:
5% 1/1/19	3,000,000	3,585,450
5% 1/1/20	1,000,000	1,195,400
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,552,990
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,061,770
5.5% 11/1/16	1,025,000	1,159,183
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/13 (AMBAC Insured)	800,000	817,320
5% 1/1/15 (AMBAC Insured)	715,000	729,057
Ramsey County Gen. Oblig. Series 2003 A, 5% 2/1/18	1,530,000	1,569,642
Rochester Elec. Util. Rev. Series 2007 C, 5% 12/1/30	2,000,000	2,217,880
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,476,120
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Rochester Health Care Facilities Rev.: - continued
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	$ 2,000,000	$ 2,151,540
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (a)	2,475,000	2,837,711
Series B, 4%, tender 11/15/18 (a)	3,000,000	3,439,650
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	1,000,000	1,193,600
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,465,650
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Proj.) Series 2005, 5.25% 11/15/14	1,000,000	1,063,790
Saint Paul Independent School District #625:
Series 2002 A:
5% 2/1/17 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	220,000	225,740
5% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	395,000	405,306
Series 2004 B, 5% 2/1/17 (FSA Insured) (Pre-Refunded to 2/1/15 @ 100)	1,300,000	1,437,319
Series 2004 C, 5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/15 @ 100)	1,025,000	1,133,271
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,634,160
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,080,480
(Regions Hosp. Package Proj.) Series 2007-1:
5% 8/1/12	410,000	410,808
5% 8/1/13	430,000	441,434
5% 8/1/14	455,000	476,226
5% 8/1/15	480,000	509,122
5% 8/1/16	500,000	533,700
Series 2003 11, 5.25% 12/1/20	3,000,000	3,196,260
Series 2003 12:
5.125% 12/1/27	5,000,000	5,294,350
5.25% 12/1/18	3,685,000	3,932,006
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,560,849
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	5,238,197
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
(Cap. Appreciation) Series 1994 A:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 14,670,000	$ 11,364,849
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,210,060
Series 2002 A:
5.25% 1/1/15 (AMBAC Insured)	1,125,000	1,247,828
5.25% 1/1/16 (AMBAC Insured)	4,490,000	5,159,369
Series 2009 A:
5% 1/1/13	2,500,000	2,557,225
5% 1/1/14	960,000	1,024,742
5.25% 1/1/30	2,000,000	2,264,800
5.5% 1/1/24	500,000	590,320
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100)	2,085,000	2,139,398
5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100)	2,230,000	2,288,181
5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100)	2,400,000	2,462,616
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,359,680
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.75% 7/1/30	3,555,000	3,955,364
Series 2009, 5.75% 7/1/39	9,000,000	9,928,890
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	268,855
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,364,075
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,276,900
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,534,183
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	271,040
5% 5/15/16	345,000	378,013
5.25% 5/15/17	590,000	650,717
5.25% 5/15/26	1,000,000	1,057,720
5.25% 5/15/36	1,000,000	1,040,990
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.: - continued
(Regions Hosp. Proj.) 5.3% 5/15/28	$ 1,250,000	$ 1,250,775
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,288,200
Tobacco Securitization Auth. Series 2011 B:
5% 3/1/19	2,600,000	3,001,336
5% 3/1/21	8,000,000	9,270,880
5.25% 3/1/31	6,005,000	6,677,320
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	235,438
5.125% 4/1/34	1,000,000	1,126,790
5.25% 4/1/29	1,000,000	1,160,120
Series 2009 C:
5% 12/1/17	1,000,000	1,204,120
5% 12/1/21	1,000,000	1,190,450
Series 2011 D:
5% 12/1/23	1,180,000	1,452,545
5% 12/1/26	1,020,000	1,228,733
5% 12/1/36	1,000,000	1,149,550
Univ. of Minnesota Spl. Purp. Rev.:
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,550,013
(State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,616,829
5% 8/1/29	4,000,000	4,480,320
Series 2010 A, 5% 8/1/25	1,800,000	2,151,756
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	456,795
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured)	1,495,000	1,681,277
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,109,259
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity)	630,000	702,179
Series 2003 A, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,027,720
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,271,420
		502,478,017
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 2.0%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	$ 1,000,000	$ 1,016,920
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	600,000	661,884
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,300,000	1,809,873
Series 2009 A, 6% 8/1/42	1,000,000	1,114,290
Series 2011 C:
0% 8/1/37	6,800,000	1,698,504
0% 8/1/38	1,310,000	308,033
0% 8/1/39	19,550,000	4,337,168
		10,946,672
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,079,860
TOTAL INVESTMENT PORTFOLIO - 95.0% (Cost $481,522,175)	516,008,404
NET OTHER ASSETS (LIABILITIES) - 5.0%	27,144,559
NET ASSETS - 100%	$ 543,152,963
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.6%
Health Care	18.9%
Electric Utilities	12.1%
Escrowed/Pre-Refunded	8.8%
Education	7.2%
Transportation	6.0%
Others (Individually Less Than 5%)	9.4%
Net Other Assets	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $481,522,175)		$ 516,008,404
Cash		21,634,132
Receivable for fund shares sold		301,038
Interest receivable		6,436,784
Other receivables		6,244
Total assets		544,386,602

Liabilities
Payable for fund shares redeemed	$ 515,454
Distributions payable	381,795
Accrued management fee	165,021
Transfer agent fee payable	111,743
Other affiliated payables	34,272
Other payables and accrued expenses	25,354
Total liabilities		1,233,639

Net Assets		$ 543,152,963
Net Assets consist of:
Paid in capital		$ 507,896,880
Undistributed net investment income		89,839
Accumulated undistributed net realized gain (loss) on investments		680,015
Net unrealized appreciation (depreciation) on investments		34,486,229
Net Assets, for 45,463,496 shares outstanding		$ 543,152,963
Net Asset Value, offering price and redemption price per share ($543,152,963 ÷ 45,463,496 shares)		$ 11.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 9,702,193

Expenses
Management fee	$ 975,279
Transfer agent fees	222,183
Accounting fees and expenses	67,374
Custodian fees and expenses	3,102
Independent trustees' compensation	950
Registration fees	34,889
Audit	23,196
Legal	4,086
Miscellaneous	2,161
Total expenses before reductions	1,333,220
Expense reductions	(9,028)	1,324,192
Net investment income (loss)		8,378,001
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		727,870
Change in net unrealized appreciation (depreciation) on investment securities		5,826,184
Net gain (loss)		6,554,054
Net increase (decrease) in net assets resulting from operations		$ 14,932,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,378,001	$ 17,307,768
Net realized gain (loss)	727,870	2,028,016
Change in net unrealized appreciation (depreciation)	5,826,184	23,563,920
Net increase (decrease) in net assets resulting from operations	14,932,055	42,899,704
Distributions to shareholders from net investment income	(8,327,751)	(17,313,267)
Distributions to shareholders from net realized gain	-	(2,223,703)
Total distributions	(8,327,751)	(19,536,970)
Share transactions Proceeds from sales of shares	47,109,467	74,910,585
Reinvestment of distributions	5,985,458	13,858,387
Cost of shares redeemed	(35,639,200)	(90,716,185)
Net increase (decrease) in net assets resulting from share transactions	17,455,725	(1,947,213)
Redemption fees	633	4,082
Total increase (decrease) in net assets	24,060,662	21,419,603

Net Assets
Beginning of period	519,092,301	497,672,698
End of period (including undistributed net investment income of $89,839 and undistributed net investment income of $39,589, respectively)	$ 543,152,963	$ 519,092,301
Other Information Shares
Sold	3,947,915	6,529,176
Issued in reinvestment of distributions	500,607	1,202,602
Redeemed	(2,985,407)	(7,968,872)
Net increase (decrease)	1,463,115	(237,094)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 11.25	$ 11.38	$ 10.74	$ 11.22	$ 11.36
Income from Investment Operations
Net investment income (loss) D	.187	.403	.393	.403	.430	.444
Net realized and unrealized gain (loss)	.149	.601	(.115)	.648	(.460)	(.090)
Total from investment operations	.336	1.004	.278	1.051	(.030)	.354
Distributions from net investment income	(.186)	(.403)	(.394)	(.404)	(.430)	(.444)
Distributions from net realized gain	-	(.051)	(.014)	(.007)	(.020)	(.050)
Total distributions	(.186)	(.454)	(.408)	(.411)	(.450)	(.494)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.95	$ 11.80	$ 11.25	$ 11.38	$ 10.74	$ 11.22
Total Return B, C	2.86%	9.09%	2.42%	9.89%	(.28)%	3.19%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.49%	.50%	.51%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.49%	.50%	.51%	.50%	.50%
Expenses net of all reductions	.50% A	.49%	.49%	.51%	.47%	.44%
Net investment income (loss)	3.16% A	3.50%	3.41%	3.59%	3.91%	3.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 543,153	$ 519,092	$ 497,673	$ 473,438	$ 372,276	$ 349,886
Portfolio turnover rate	11% A	9%	13%	7%	9%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Fidelity® Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,899,153
Gross unrealized depreciation	(432,127)
Net unrealized appreciation (depreciation) on securities and other investments	$ 34,467,026

Tax cost	$ 481,541,378

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $30,180,644 and $29,039,080, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $778 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $2,736 and $6,292, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MNF-USAN-0812
1.787786.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Ohio Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Fidelity® Ohio Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,035.40	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.46
Fidelity Ohio Municipal Money Market Fund	.20%
Actual		$ 1,000.00	$ 1,000.00	$ .99**
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Ohio Municipal Money Market Fund would have been .53% and the expenses paid in the actual and hypothetical examples above would have been $2.63 and $2.66, respectively.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.6	34.5
Health Care	17.9	17.8
Education	14.9	14.1
Water & Sewer	10.6	11.7
Electric Utilities	5.5	3.8
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	6.0	5.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	7.5	7.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 8.7%	AAA 10%
AA,A 82.8%	AA,A 78.0%
BBB 7.3%	BBB 6.7%
BB and Below 0.0%	BB and Below 0.5%
Not Rated 0.1%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,604,112
Ohio - 95.4%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,578,600
5% 1/1/15	1,275,000	1,372,257
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,147,510
Series 2012, 5% 11/15/23	3,245,000	3,670,971
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Escrowed to Maturity)	440,000	450,305
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,596,230
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,653,800
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,580,840
5.25% 2/15/28	8,040,000	9,193,737
(Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,349,574
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,391,410
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,130,033
5% 12/1/37	1,095,000	1,187,834
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,472,750
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,131,300
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	2,996,336
5% 6/1/17	2,865,000	3,073,114
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,307,676
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,480,550
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,000,000	5,896,450
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,000,000	3,216,900
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	$ 2,455,000	$ 2,699,322
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,190,138
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030,000	1,105,602
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915,000	2,075,956
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,664,080
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,103,640
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	541,910
5% 12/1/20	1,240,000	1,486,760
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,750,000	1,990,345
Series B, 5% 12/1/32	6,500,000	7,299,240
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,853,710
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	9,013,011
Series 2012, 5% 12/1/25	2,350,000	2,703,840
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,331,550
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,385,049
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,464,064
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,280,586
Cleveland Muni. School District Series 2004:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,401,459
5.25% 12/1/19 (FSA Insured)	1,045,000	1,125,099
5.25% 12/1/23 (FSA Insured)	1,000,000	1,064,910
Cleveland Parking Facilities Rev.:
5.25% 9/15/17 (Escrowed to Maturity)	1,440,000	1,762,920
5.25% 9/15/17 (FSA Insured)	3,040,000	3,508,829
Cleveland Pub. Pwr. Sys. Rev. Series 2010:
5% 11/15/15	2,335,000	2,608,382
5% 11/15/16	1,820,000	2,079,623
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,490,000	$ 2,582,304
Series 2004, 5% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,750,000	4,906,703
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.) Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,520
Series 2007 O, 5% 1/1/37	3,200,000	3,423,872
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2006, 5% 12/1/18 (FSA Insured)	5,000,000	5,836,300
Series 2009 B:
5% 12/1/26	1,805,000	2,120,297
5% 12/1/28	3,105,000	3,610,773
5% 12/1/29	1,000,000	1,157,780
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,735,872
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,300,022
5% 8/1/27	1,200,000	1,353,672
Cuyahoga County Gen. Oblig. Series A, 0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,400,954
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,065,794
Dublin City School District 5% 12/1/21	1,200,000	1,418,580
Fairfield City School District 7.45% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	649,884
Fairless Local School District 5% 12/1/32 (Pre-Refunded to 12/1/14 @ 100)	3,300,000	3,659,667
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,916,457
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	6,435,985
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,065,800
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,496,250
Series A:
5% 11/1/15	260,000	294,078
5% 11/1/16	265,000	308,017
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	$ 3,000,000	$ 3,115,080
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,196,320
5% 12/1/24	1,800,000	2,127,042
5% 12/1/25	1,170,000	1,368,865
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,113,072
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,144,359
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,317,283
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,199,167
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,192,130
Hamilton County Health Care Facilities Rev. (Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,270,780
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,955,193
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,720,170
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,846,997
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,389,288
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,744,275
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,364,080
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,398,664
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,022,450
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,709,055
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,135,390
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	$ 1,500,000	$ 1,646,640
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,415,131
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,534,162
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,610,409
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,570,150
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,109,490
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,232,053
Series 2012 A:
5% 5/1/24	1,385,000	1,638,497
5% 5/1/25	1,500,000	1,756,305
5% 5/1/26	1,600,000	1,860,080
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,497,446
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,198,110
5% 8/15/15	1,160,000	1,252,406
5% 8/15/16	1,260,000	1,392,174
5% 8/15/17	1,000,000	1,108,590
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,425,090
0% 12/1/16 (FSA Insured)	1,200,000	1,118,148
Licking Heights Local School District:
5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,606,605
5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/1/15 @ 100)	2,245,000	2,531,170
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,200,512
5% 11/15/38	1,090,000	1,135,093
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	3,415,384
Series 2011 D, 5% 11/15/25	5,000,000	5,788,600
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	6,418,170
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Marysville Village School District 5% 12/1/29 (FSA Insured)	$ 4,000,000	$ 4,243,720
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	120,697
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	89,304
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	25,000	26,183
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,452,801
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,600,969
Middleburg Heights Hosp. Rev. Series 2011, 5.25% 8/1/41	3,000,000	3,177,450
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,489,050
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	2,500,000	2,985,725
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	5,241,050
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,137,580
Bonds (Catholic Health Initiatives Proj.) Series 2008 D2, 5.25%, tender 11/12/13 (a)	2,000,000	2,126,500
Series A, 6.25% 11/15/39	2,250,000	2,407,410
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,366,455
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,446,550
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	512,840
Ohio Air Quality Dev. Auth. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (a)(b)	2,000,000	2,044,580
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,048,870
Series 2010 A, 5% 10/1/24	6,030,000	6,961,394
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,341,051
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	568,065
(Higher Ed. Cap. Facilities Proj.) Series 2005 B, 5% 5/1/16	1,000,000	1,158,190
(Infrastructure Impt. Proj.) Series A, 5% 3/1/26	1,850,000	2,037,775
Series 2006 D, 5% 9/15/20	5,000,000	5,700,100
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
Series 2008 A:
5.375% 9/1/23	$ 1,165,000	$ 1,385,208
5.375% 9/1/28	7,210,000	8,458,556
Series 2011 A, 5% 9/15/21	6,450,000	8,024,703
Series 2012 A, 5% 2/1/27	5,000,000	5,884,550
Series 2012 B:
5% 9/1/21	1,390,000	1,728,048
5% 3/15/25	7,500,000	8,936,325
Series Q, 5% 4/1/25	1,845,000	2,199,830
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,881,787
Series 1994:
6.125% 10/1/15	2,000,000	2,310,560
6.25% 10/1/16	2,500,000	3,008,700
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,794,723
5.5% 1/1/43	3,500,000	3,824,870
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,102,210
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,953,885
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	4,113,360
Series 2010 A, 5.25% 1/15/23	2,500,000	2,835,050
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,346,074
Series 2009, 5.5% 12/1/36	5,000,000	5,431,700
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,780,640
Series 2011 A, 5% 1/1/32	3,500,000	3,888,115
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,288,435
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (b)	3,000,000	3,009,210
Ohio State Univ. Gen. Receipts:
Series 2008 A, 5% 12/1/26	2,225,000	2,615,621
Series B, 5.25% 6/1/16	915,000	955,068
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,725,880
Series 2010 A, 5% 2/15/31	5,000,000	5,571,350
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Pre-Refunded to 6/1/14 @ 100)	$ 1,980,000	$ 2,153,903
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,282,475
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,786,278
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,000,000	1,125,610
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2004, 5% 12/1/17	80,000	86,595
Series 2005:
5.25% 6/1/18	2,610,000	3,207,533
5.25% 12/1/18	2,610,000	3,241,620
(Fresh Wtr. Impt. Proj.):
Series 2005, 5.5% 6/1/17	4,710,000	5,737,251
Series 2009 B, 5% 12/1/24	1,025,000	1,310,719
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,847,976
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,494,655
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	1,000,000	1,101,630
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,346,640
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,381,316
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,301,040
5% 6/1/30	1,000,000	1,145,480
Series 2010, 5% 12/1/22	3,000,000	3,630,360
Series 2005 B, 0% 12/1/14	1,500,000	1,467,240
5.25% 12/1/19	1,975,000	2,484,372
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,427,057
5% 12/1/36	2,700,000	2,923,290
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,144,075
0% 12/1/17	1,250,000	1,107,600
5% 12/1/32	1,500,000	1,639,140
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,137,610
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	$ 2,125,000	$ 2,296,381
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,839,408
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,005,790
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,466,485
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,356,266
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	515,449
5% 12/1/35 (FSA Insured)	2,500,000	2,665,450
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	2,020,166
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,734,949
5.25% 12/1/21	1,740,000	1,832,394
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,593,649
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,279,640
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,109,150
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,170,639
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,731,350
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,304,140
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,443,539
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,554,950
5% 6/1/19 (AMBAC Insured)	1,520,000	1,630,565
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,139,980
5% 6/1/23 (FSA Insured)	2,000,000	2,261,160
5% 6/1/24 (FSA Insured)	2,000,000	2,243,700
Series 2010 F, 5% 6/1/32	2,000,000	2,238,400
Series 2012 A:
5% 6/1/22	2,000,000	2,438,240
5% 6/1/23	2,000,000	2,407,060
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Vandalia-Butler City School District Series 2010, 5% 12/1/38	$ 2,170,000	$ 2,396,179
Warren County Gen. Oblig. 6.1% 12/1/12	85,000	87,039
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	670,000	677,578
Wright State Univ. Gen. Receipts:
Series 2011 A, 5% 5/1/23	2,665,000	3,020,111
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,452,220
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,513,973
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,586,705
		575,030,795
Puerto Rico - 2.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A:
5.25% 7/1/42	1,500,000	1,484,340
5.75% 7/1/37	1,900,000	1,986,640
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,005,200
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,481,857
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	1,103,140
Series G, 5.25% 7/1/13	1,000,000	1,000,840
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,300,000	1,809,873
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	168,179
0% 8/1/47 (AMBAC Insured)	1,000,000	135,090
Series 2009 A, 6% 8/1/42	1,000,000	1,114,290
Series 2010 C, 6% 8/1/39	1,800,000	2,034,270
Series 2011 C:
0% 8/1/39	6,990,000	1,550,732
0% 8/1/41	1,600,000	311,376
		16,185,827
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,102,100
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A, 6.75% 10/1/37	$ 1,000,000	$ 1,150,260
Series 2009 B, 5% 10/1/25	1,000,000	1,079,860
		3,332,220
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $556,882,431)	596,152,954
NET OTHER ASSETS (LIABILITIES) - 1.1%	6,680,260
NET ASSETS - 100%	$ 602,833,214
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.6%
Health Care	17.9%
Education	14.9%
Water & Sewer	10.6%
Electric Utilities	5.5%
Special Tax	5.5%
Others* (Individually Less Than 5%)	9.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $556,882,431)		$ 596,152,954
Cash		12,468,645
Receivable for investments sold		8,409,627
Receivable for fund shares sold		384,959
Interest receivable		4,786,540
Other receivables		3,758
Total assets		622,206,483

Liabilities
Payable for investments purchased	$ 18,240,551
Payable for fund shares redeemed	103,665
Distributions payable	660,804
Accrued management fee	182,645
Other affiliated payables	158,211
Other payables and accrued expenses	27,393
Total liabilities		19,373,269

Net Assets		$ 602,833,214
Net Assets consist of:
Paid in capital		$ 563,038,974
Undistributed net investment income		60,417
Accumulated undistributed net realized gain (loss) on investments		463,300
Net unrealized appreciation (depreciation) on investments		39,270,523
Net Assets, for 49,331,710 shares outstanding		$ 602,833,214
Net Asset Value, offering price and redemption price per share ($602,833,214 ÷ 49,331,710 shares)		$ 12.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 11,620,119

Expenses
Management fee	$ 1,068,001
Transfer agent fees	242,696
Accounting fees and expenses	71,327
Custodian fees and expenses	3,463
Independent trustees' compensation	1,043
Registration fees	20,446
Audit	23,233
Legal	1,029
Miscellaneous	2,900
Total expenses before reductions	1,434,138
Expense reductions	(6,796)	1,427,342
Net investment income (loss)		10,192,777
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		649,941
Change in net unrealized appreciation (depreciation) on investment securities		9,376,587
Net gain (loss)		10,026,528
Net increase (decrease) in net assets resulting from operations		$ 20,219,305

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,192,777	$ 20,003,125
Net realized gain (loss)	649,941	800,331
Change in net unrealized appreciation (depreciation)	9,376,587	27,060,115
Net increase (decrease) in net assets resulting from operations	20,219,305	47,863,571
Distributions to shareholders from net investment income	(10,127,226)	(20,007,020)
Distributions to shareholders from net realized gain	(94,399)	-
Total distributions	(10,221,625)	(20,007,020)
Share transactions Proceeds from sales of shares	58,514,448	81,031,529
Reinvestment of distributions	6,338,910	12,501,977
Cost of shares redeemed	(26,960,248)	(99,473,703)
Net increase (decrease) in net assets resulting from share transactions	37,893,110	(5,940,197)
Redemption fees	543	1,055
Total increase (decrease) in net assets	47,891,333	21,917,409

Net Assets
Beginning of period	554,941,881	533,024,472
End of period (including undistributed net investment income of $60,417 and distributions in excess of net investment income of $5,134, respectively)	$ 602,833,214	$ 554,941,881
Other Information Shares
Sold	4,809,355	6,982,450
Issued in reinvestment of distributions	519,745	1,074,162
Redeemed	(2,217,633)	(8,656,173)
Net increase (decrease)	3,111,467	(599,561)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 11.38	$ 11.60	$ 10.87	$ 11.51	$ 11.60
Income from Investment Operations
Net investment income (loss) D	.212	.443	.447	.455	.449	.444
Net realized and unrealized gain (loss)	.211	.630	(.216)	.737	(.632)	(.040)
Total from investment operations	.423	1.073	.231	1.192	(.183)	.404
Distributions from net investment income	(.211)	(.443)	(.447)	(.455)	(.449)	(.444)
Distributions from net realized gain	(.002)	-	(.004)	(.007)	(.008)	(.050)
Total distributions	(.213)	(.443)	(.451)	(.462)	(.457)	(.494)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.22	$ 12.01	$ 11.38	$ 11.60	$ 10.87	$ 11.51
Total Return B, C	3.54%	9.62%	1.95%	11.11%	(1.62)%	3.59%
Ratios to Average Net AssetsE
Expenses before reductions	.49% A	.49%	.49%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.50%	.49%	.49%
Expenses net of all reductions	.49% A	.49%	.48%	.50%	.47%	.45%
Net investment income (loss)	3.51% A	3.81%	3.82%	3.99%	4.01%	3.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 602,833	$ 554,942	$ 533,024	$ 523,499	$ 429,831	$ 424,400
Portfolio turnover rate	12% A	8%	7%	10%	11%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/12	% of fund's investments 12/31/11	% of fund's investments 6/30/11
1 - 7	77.1	77.0	76.6
8 - 30	1.9	0.2	1.4
31 - 60	1.7	1.6	0.9
61 - 90	2.2	1.7	2.5
91 - 180	11.0	12.9	9.7
> 180	6.1	6.6	8.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/12	12/31/11	6/30/11
Fidelity Ohio Municipal Money Market Fund	46 Days	43 Days	48 Days
Ohio Tax-Free Money Market Average *	42 Days	37 Days	38 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/12	12/31/11	6/30/11
Fidelity Ohio Municipal Money Market Fund	46 Days	43 Days	48 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
Variable Rate Demand Notes (VRDNs) 65.2%	Variable Rate Demand Notes (VRDNs) 66.8%
Other Municipal Debt 26.8%	Other Municipal Debt 23.6%
Investment Companies 9.1%	Investment Companies 9.1%
Net Other Assets (Liabilities)** (1.1)%	Net Other Assets (Liabilities) 0.5%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields

	6/30/12	3/31/12	1/2/12	10/3/11	6/27/11
Fidelity Ohio Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2012, the most recent period shown in the table, would have been -0.30%.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.2%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.24% 7/6/12, VRDN (a)(c)	$ 700,000	$ 700,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 0.34% 7/2/12, VRDN (a)(c)	1,100,000	1,100,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.25% 7/2/12, VRDN (a)	1,110,000	1,110,000
Iowa - 0.4%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 D, 0.38% 7/2/12, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
Kentucky - 0.1%
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.26% 7/6/12, LOC Wells Fargo Bank NA, VRDN (a)(c)	1,000,000	1,000,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.45% 7/6/12, VRDN (a)(c)	700,000	700,000
Ohio - 63.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.22% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	6,700,000	6,700,000
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.21% 7/2/12, LOC Bank of America NA, VRDN (a)	20,000,000	20,000,000
Series 2010 D, 0.17% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	41,400,000	41,400,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.2% 7/2/12, LOC JPMorgan Chase Bank, VRDN (a)	2,045,000	2,045,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.27% 7/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2009 A, 0.18% 7/6/12, LOC Bank of New York, New York, VRDN (a)(c)	10,800,000	10,800,000
Series 2009 D, 0.15% 7/6/12, LOC PNC Bank NA, VRDN (a)	20,785,000	20,785,000
Columbus City School District Participating VRDN Series 1488, 0.2% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,945,000	10,945,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Columbus Gen. Oblig.:
(San. Swr. Proj.) Series 2006 1, 0.16% 7/6/12, VRDN (a)	$ 11,580,000	$ 11,580,000
Participating VRDN Series Clipper 08 2, 0.18% 7/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN Series Putters 2456, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,400,000	1,400,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.2% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,690,000	10,690,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.15% 7/6/12, LOC PNC Bank NA, VRDN (a)	3,500,000	3,500,000
Cuyahoga County Hsg. Rev. (Euclid Avenue Hsg. Corp. Proj.) Series 2009 A, 0.15% 7/6/12, LOC PNC Bank NA, VRDN (a)	16,000,000	16,000,000
Cuyahoga County Indl. Dev. Rev. (Pubco Corp. Proj.) Series 2001, 0.36% 7/6/12, LOC PNC Bank NA, VRDN (a)(c)	440,000	440,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.17% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,000,000	1,000,000
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.17% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,575,000	8,575,000
Participating VRDN Series WF 11 78C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	12,035,000	12,035,000
Geauga County Rev. (South Franklin Circle Proj.):
Series 2007 A, 0.4% 7/2/12, LOC KeyBank NA, VRDN (a)	5,095,000	5,095,000
Series 2007B, 0.4% 7/2/12, LOC KeyBank NA, VRDN (a)	2,500,000	2,500,000
Hamilton County Health Care Facilities Rev.:
(Deaconess Long Term. Care, Inc. Proj.) Series 2000 A, 0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	8,150,000	8,150,000
(The Children's Home of Cincinnati Proj.) Series 2009, 0.18% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,365,000	3,365,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.):
Series 2006 C, 0.19% 7/6/12, LOC PNC Bank NA, VRDN (a)	8,415,000	8,415,000
Series 2011 B, 0.19% 7/6/12, LOC PNC Bank NA, VRDN (a)	2,700,000	2,700,000
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.18% 7/6/12, LOC PNC Bank NA, VRDN (a)	12,580,000	12,580,000
Series 2000, 0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	6,915,000	6,915,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.): - continued
Series 2002 I, 0.18% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 17,335,000	$ 17,335,000
Kent State Univ. Revs. Series 2008 B, 0.3% 7/6/12, LOC Bank of America NA, VRDN (a)	44,400,000	44,400,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.38% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)(c)	2,100,000	2,100,000
Lancaster Port Auth. Gas Rev. 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	44,245,000	44,245,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 0.18% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	905,000	905,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.17% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,250,000	2,250,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.25% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	8,990,000	8,990,000
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.2% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	4,615,000	4,615,000
Montgomery County Rev. Participating VRDN Series Floaters 3260, 0.27% 7/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,965,000	8,965,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.39% 7/6/12, VRDN (a)	2,400,000	2,400,000
Series B, 0.38% 7/6/12, VRDN (a)	2,700,000	2,700,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.2% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)(c)	13,700,000	13,700,000
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.16% 7/6/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	12,100,000	12,100,000
Series 2009 D, 0.17% 7/6/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400,000	24,400,000
(Timken Co. Proj.) 0.37% 7/6/12, LOC KeyBank NA, VRDN (a)	800,000	800,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	32,900,000	32,900,000
(Ohio Northern Univ. Proj.) Series 2008 A, 0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	14,000,000	14,000,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.23% 7/6/12, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Xavier Univ. Proj.):
Series 2008 A, 0.15% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 9,100,000	$ 9,100,000
Series B, 0.15% 7/6/12, LOC PNC Bank NA, VRDN (a)	3,000,000	3,000,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,440,000	2,440,000
Series Putters 3558, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,200,000	1,200,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.18% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	7,500,000	7,500,000
Series 2005 B2, 0.21% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	5,000,000	5,000,000
Series 2005 F, 0.21% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	14,800,000	14,800,000
Series F, 0.17% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	2,000,000	2,000,000
Participating VRDN:
Series Clipper 06 8, 0.3% 7/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	1,230,000	1,230,000
Series Merlots 06 A2, 0.24% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,990,000	1,990,000
Series 2004 D, 0.21% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	10,860,000	10,860,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.33% 7/6/12, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(c)	425,000	425,000
(Wingate at Belle Meadows Proj.) 0.2% 7/6/12, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(c)	8,630,000	8,630,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.18% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	20,550,000	20,550,000
Participating VRDN:
Series BC 11 115B, 0.22% 7/6/12 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,920,000	4,920,000
Series Putters 4180, 0.24% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,865,000	4,865,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.: - continued
Series 2006 I, 0.28% 7/6/12 (Liquidity Facility Citibank NA), VRDN (a)(c)(f)	$ 5,000,000	$ 5,000,000
Series 2008 B, 0.17% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	26,375,000	26,375,000
Series 2008 H, 0.18% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	4,100,000	4,100,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.26% 7/6/12, LOC Bank of America NA, VRDN (a)(c)	6,900,000	6,900,000
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.17% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	12,300,000	12,300,000
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	20,405,000	20,405,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 0.38% 7/2/12, LOC JPMorgan Chase Bank, VRDN (a)(c)	1,105,000	1,105,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.22% 7/6/12, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.3% 7/6/12, LOC RBS Citizens NA, VRDN (a)	2,000,000	2,000,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.31% 7/6/12, LOC PNC Bank NA, VRDN (a)(c)	975,000	975,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.75% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)(c)	1,950,000	1,950,000
		665,715,000
Texas - 0.5%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2010 A, 0.28% 7/6/12 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
Virginia - 0.3%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.33% 7/6/12 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,200,000	3,200,000
TOTAL VARIABLE RATE DEMAND NOTE		682,525,000
Other Municipal Debt - 26.8%
	Principal Amount	Value
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.45% tender 7/12/12, CP mode (c)	$ 1,600,000	$ 1,600,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.45% tender 7/25/12, CP mode	4,000,000	4,000,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 7/25/12, CP mode (c)	1,200,000	1,200,000
Ohio - 25.9%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.28%, tender 2/15/13 (a)	3,454,000	3,454,000
Avon Gen. Oblig. BAN:
Series 2012-1, 1% 6/27/13	5,955,000	5,993,093
Series A, 1% 7/3/12	6,500,000	6,500,209
Series B, 1% 7/19/12	3,285,000	3,285,964
Avon Local School District BAN 1% 12/13/12	1,675,000	1,678,526
Beachwood Gen. Oblig. BAN 1.5% 8/9/12	6,000,000	6,007,129
Cincinnati Gen. Oblig. Bonds Series 2011 E, 2% 12/1/12	2,510,000	2,529,111
Columbus City School District BAN Series 2011, 1% 11/30/12	1,325,000	1,328,175
Columbus Gen. Oblig. Bonds:
Series 2004-2, 5.5% 7/1/12	1,545,000	1,545,000
Series 2005 D, 5% 12/15/12	4,150,000	4,241,269
Series 2006 A, 5% 12/15/12	1,500,000	1,532,829
Cuyahoga County Rev. Bonds (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,097,895
Cuyahoga Falls Gen. Oblig. BAN 1% 12/6/12	2,185,000	2,189,218
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 2%, tender 7/3/12 (a)	30,300,000	30,300,899
Green Gen. Oblig. BAN Series 2012 B, 0.75% 6/19/13	1,473,000	1,477,957
Independence Gen. Oblig. BAN Series 2012, 1.125% 4/19/13	1,500,000	1,508,664
Mason City School District BAN Series 2012, 2% 1/31/13	5,000,000	5,048,194
Mason Gen. Oblig. BAN 1.5% 6/27/13	3,200,000	3,234,656
Miami Univ. Gen. Recpts Bonds Series 2011, 2% 9/1/12	2,755,000	2,762,985
Ohio Bldg. Auth. Bonds:
(Adult Correctional Bldg. Fund Proj.):
Series 2004 B, 5% 10/1/12	1,000,000	1,011,850
Series 2011 B, 1.5% 10/1/12	6,000,000	6,020,078
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Bldg. Auth. Bonds: - continued
Series 2003 A:
5% 4/1/13	$ 1,900,000	$ 1,967,147
5% 4/1/13	1,400,000	1,449,500
Ohio Gen. Oblig. Bonds:
Series 1992, 6.1% 8/1/12	4,000,000	4,019,923
Series 2002 C, 5.5% 11/1/12	1,000,000	1,017,668
Series 2003 A:
4.5% 3/15/13 (Pre-Refunded to 3/15/13 @ 100)	1,000,000	1,029,875
5% 3/15/13	1,900,000	1,964,260
Series 2010 A, 5% 11/1/12	3,715,000	3,774,306
Series 2012 A:
2% 2/1/13	10,900,000	11,014,631
4% 2/1/13	4,515,000	4,615,731
Series II 2004 A, 5% 8/1/12	2,500,000	2,509,852
Series Q, 4% 4/1/13	1,305,000	1,342,187
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Denison Univ. Proj.) Series 2004, 5% 11/1/12	1,850,000	1,878,787
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.16% tender 9/13/12, CP mode	10,300,000	10,300,000
0.17% tender 10/23/12, CP mode	2,000,000	2,000,000
0.19% tender 9/25/12, CP mode	10,200,000	10,200,000
0.19% tender 10/4/12, CP mode	7,100,000	7,100,000
0.2% tender 10/11/12, CP mode	22,700,000	22,700,000
Series 2008 B6:
0.14% tender 8/9/12, CP mode	5,000,000	5,000,000
0.17% tender 10/23/12, CP mode	23,900,000	23,900,000
0.18% tender 12/6/12, CP mode	5,000,000	5,000,000
0.18% tender 12/6/12, CP mode	7,300,000	7,300,000
Series 2012 A, 2% 1/1/13	3,335,000	3,365,164
Ohio State Univ. Gen. Receipts Bonds:
Series 2003 B, 5.25% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	4,090,000	4,278,768
Series 2010 A, 5% 12/1/12	3,000,000	3,060,444
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds:
Series 2003, 5% 12/1/12	1,625,000	1,657,048
Series 2004, 5% 6/1/13	1,000,000	1,043,873
Univ. of Cincinnati Gen. Receipts BAN:
Series 2011 D, 2% 7/19/12	6,990,000	6,995,652
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts BAN: - continued
Series 2011 F, 2% 12/13/12	$ 17,000,000	$ 17,128,273
Series 2012 B, 2% 5/9/13	10,600,000	10,753,515
		271,114,305
Virginia - 0.3%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds Series Merlots 06 B21, 0.25%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(g)	3,035,000	3,035,000
TOTAL OTHER MUNICIPAL DEBT		280,949,305
Investment Company - 9.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.21% (b)(e)	95,299,000	95,299,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,058,773,305)		1,058,773,305
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(11,948,179) $ 1,046,825,126
NET ASSETS - 100%
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f) A portion of the security is subject to a forward commitment to sell.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,035,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds Series Merlots 06 B21, 0.25%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	8/4/11	$ 3,035,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 84,665
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $963,474,305)	$ 963,474,305
Fidelity Central Funds (cost $95,299,000)	95,299,000
Total Investments (cost $1,058,773,305)		$ 1,058,773,305
Cash		349,318
Receivable for investments sold
Regular delivery		4,300,475
Delayed delivery		3,002,493
Receivable for fund shares sold		8,687,474
Interest receivable		1,390,932
Distributions receivable from Fidelity Central Funds		17,387
Other receivables		60
Total assets		1,076,521,444

Liabilities
Payable for investments purchased	$ 21,498,222
Payable for fund shares redeemed	7,738,501
Distributions payable	236
Accrued management fee	164,581
Other affiliated payables	274,085
Other payables and accrued expenses	20,693
Total liabilities		29,696,318

Net Assets		$ 1,046,825,126
Net Assets consist of:
Paid in capital		$ 1,046,806,767
Undistributed net investment income		219
Accumulated undistributed net realized gain (loss) on investments		18,140
Net Assets, for 1,046,337,364 shares outstanding		$ 1,046,825,126
Net Asset Value, offering price and redemption price per share ($1,046,825,126 ÷ 1,046,337,364 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 1,044,769
Income from Fidelity Central Funds		84,665
Total income		1,129,434

Expenses
Management fee	$ 1,969,559
Transfer agent fees	738,568
Accounting fees and expenses	61,513
Custodian fees and expenses	6,962
Independent trustees' compensation	1,907
Registration fees	26,271
Audit	18,665
Legal	1,988
Miscellaneous	4,094
Total expenses before reductions	2,829,527
Expense reductions	(1,753,929)	1,075,598
Net investment income (loss)		53,836
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,318
Net increase in net assets resulting from operations		$ 61,154

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,836	$ 100,582
Net realized gain (loss)	7,318	(29)
Net increase in net assets resulting from operations	61,154	100,553
Distributions to shareholders from net investment income	(53,617)	(100,344)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,287,297,195	3,000,350,460
Reinvestment of distributions	52,415	99,383
Cost of shares redeemed	(1,347,132,695)	(2,904,823,286)
Net increase (decrease) in net assets and shares resulting from share transactions	(59,783,085)	95,626,557
Total increase (decrease) in net assets	(59,775,548)	95,626,766

Net Assets
Beginning of period	1,106,600,674	1,010,973,908
End of period (including undistributed net investment income of $219 and $0, respectively)	$ 1,046,825,126	$ 1,106,600,674

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.018	.032
Distributions from net investment income	- F	- F	- F	- F	(.018)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	0.0%	.01%	.01%	.15%	1.77%	3.22%
Ratios to Average Net Assets D, E
Expenses before reductions	.53% A	.52%	.52%	.57%	.54%	.52%
Expenses net of fee waivers, if any	.20% A	.24%	.37%	.55%	.54%	.52%
Expenses net of all reductions	.20% A	.24%	.37%	.55%	.48%	.41%
Net investment income (loss)	.01% A	.01%	.01%	.15%	1.75%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,046,825	$ 1,106,601	$ 1,010,974	$ 1,029,552	$ 1,224,236	$ 1,217,252

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Ohio Municipal Income Fund	$ 556,898,490	$ 39,645,657	$ (391,193)	$ 39,254,464
Fidelity Ohio Municipal Money Market Fund	1,058,773,305	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

No expiration	Short-term
Fidelity Ohio Municipal Money Market Fund	$ (36)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $85,812,058 and $32,600,229, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains each Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 837

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,753,736.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$ 6,796
Fidelity Ohio Municipal Money Market Fund	193

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated lines for quickest service

OFF-USAN-0812
1.787787.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Pennsylvania Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,038.60	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.46
Fidelity Pennsylvania Municipal Money Market Fund	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90**
HypotheticalA		$ 1,000.00	$ 1,023.97	$ .91**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Pennsylvania Municipal Money Market Fund would have been 0.50% and the expenses paid in the actual and hypothetical examples above would have been $2.48 and $2.51, respectively.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.7	33.1
Health Care	17.3	16.5
Education	11.9	12.0
Transportation	9.7	12.1
Electric Utilities	7.6	9.0
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	5.8	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	6.9	7.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 0.1%	AAA 0.1%
AA,A 83.0%	AA,A 84.3%
BBB 9.9%	BBB 11.5%
BB and Below 0.6%	BB and Below 0.0%
Not Rated 0.9%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 5.5%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.5%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,425,000	$ 1,532,189
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,009,600
Series 2010 D, 5% 1/1/30	3,500,000	3,850,490
		8,392,279
Pennsylvania - 91.9%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,120,080
Allegheny County Series C-55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,584,914
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,545,000	2,758,067
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,172,410
Allegheny County Higher Ed. Bldg. Auth. Series 2012 A, 5% 3/1/24	4,000,000	4,833,920
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,753,437
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,315,380
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,294,180
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,247,745
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,857,894
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,638,885
6% 3/1/31 (FSA Insured)	1,975,000	2,146,687
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,599,910
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	279,633
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,870,000	1,872,992
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	$ 1,785,000	$ 1,979,726
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,227,890
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,526,275
Centennial School District:
Series 2010 A, 5% 12/15/30	3,000,000	3,540,210
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,586,350
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,222,020
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,364,960
Chambersburg Area School District Series 2007:
5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,197,120
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,191,960
5.25% 3/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600,000	3,928,248
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,369,750
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,616,588
Delaware County Auth. Univ. Rev. Series 2010, 5.25% 12/1/31	2,450,000	2,754,682
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,271,490
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	10,247,294
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100)	2,750,000	3,553,138
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,303,369
7.75% 4/1/25 (FSA Insured)	395,000	480,075
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	480,000	606,898
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,969,533
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	$ 1,770,000	$ 1,917,211
5.375% 7/1/42	1,130,000	1,194,952
Harrisburg Auth. Wtr. Rev. Series 2001 A, 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	575,000	575,535
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	705,000	723,245
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,174,780
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,743,250
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,974,740
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,378,958
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,435,298
Monroe County Hosp. Auth. Rev.:
(Pocono Med. Ctr. Proj.) Series 2012 A, 5% 1/1/32	1,400,000	1,466,794
(Ponco Med. Ctr. Proj.) Series 2012 A, 5% 1/1/41	1,750,000	1,807,400
Montgomery County Indl. Dev. Series 2012 A, 5% 10/1/41	5,000,000	5,353,900
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,258,020
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,154,830
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	958,473
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	553,195
5% 2/15/34	2,250,000	2,520,833
Muhlenberg School District Series AA, 5.375% 9/1/15 (Pre-Refunded to 9/1/12 @ 100)	1,055,000	1,063,535
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,396,056
5.25% 8/15/18	1,450,000	1,630,888
Oxford Area School District 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,960,694
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	$ 1,745,000	$ 2,011,898
5% 3/1/25	3,255,000	3,714,997
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (a)	2,000,000	2,082,040
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,140,040
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	9,710,000	11,420,214
First Series 2008, 5% 5/15/27	805,000	907,976
First Series 2009, 5% 3/15/27	3,000,000	3,518,100
First Series 2011, 5% 11/15/25	4,000,000	4,800,360
First Series of 2011, 5% 11/15/24	5,000,000	6,065,300
Second Series 2005, 5% 1/1/25	9,900,000	11,041,272
Second Series 2007 A, 5% 8/1/25	2,500,000	2,870,425
Second Series 2009:
5% 4/15/25	500,000	592,880
5% 4/15/28	5,000,000	5,846,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,555,300
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17	3,000,000	3,342,180
Series 2009 A, 5.25% 8/15/22	2,655,000	3,129,794
Series 2011 A, 5.75% 8/15/41	4,980,000	5,730,038
Series 2010 E, 5% 5/15/31	2,500,000	2,710,950
Series 2010:
5% 9/1/30	1,150,000	1,323,340
5% 9/1/31	1,025,000	1,173,892
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16	45,000	45,450
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,045,350
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,684,525
Series 2008 A, 5% 8/15/29	3,945,000	4,384,000
Series 2010:
5% 3/1/22	2,640,000	3,158,126
5% 3/1/40	3,635,000	4,008,496
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,310,440
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	3,123,068
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,635,021
5% 12/1/25 (AMBAC Insured)	7,345,000	8,160,001
5% 12/1/26 (AMBAC Insured)	3,500,000	3,875,830
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,360,960
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,307,200
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,556,625
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,592,160
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,053,520
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,048,970
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,770,011
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,849,588
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,894,979
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,534,355
Ninth Series, 5.25% 8/1/40	5,595,000	5,880,065
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,395,427
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,561,120
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,042,350
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,445,320
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,830,325
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,032,890
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Redev. Auth. Rev.: - continued
Series 2012:
5% 4/15/21	$ 1,000,000	$ 1,165,890
5% 4/15/25	2,230,000	2,508,772
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,072,463
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,302,162
Series 2010 C, 5% 9/1/21	4,000,000	4,553,080
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,307,840
Series 2011 A, 5% 1/1/41	2,715,000	2,910,806
Series A:
5% 11/1/31 (FGIC Insured)	400,000	401,948
5.375% 11/1/19 (Pre-Refunded to 11/1/12 @ 100)	3,000,000	3,050,280
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,548,643
Pittsburgh Gen. Oblig.:
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,232,240
5.25% 9/1/16 (FSA Insured)	3,000,000	3,438,480
Series 2012 A, 5% 9/1/22	2,000,000	2,349,780
Pittsburgh School District Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,868,480
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity)	3,435,000	3,556,152
6.5% 9/1/13 (FGIC Insured)	3,435,000	3,535,268
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	1,091,180
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,907,475
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,706,130
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,144,350
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,961,286
5% 5/1/28 (FSA Insured)	1,000,000	1,100,460
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Unionville-Chadds Ford School District Gen. Oblig. Series 2009 A, 5% 6/1/32	$ 3,000,000	$ 3,462,630
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,271,160
Series 2000 C, 5% 9/15/35	2,000,000	2,217,420
Series 2007 B, 5.25% 9/15/28	2,500,000	2,910,675
Series 2009 A, 5% 9/15/16	1,150,000	1,346,225
Series 2009 B:
5% 9/15/28	2,000,000	2,283,860
5.5% 9/15/24	5,250,000	6,348,248
West Shore Area Auth. Hosp. Series 2011 B, 5.75% 1/1/41	1,500,000	1,687,905
Westmoreland County Gen. Oblig. Series 1992, 0% 8/1/15 (Escrowed to Maturity)	4,290,000	4,164,346
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	4,365,000	4,688,752
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,163,850
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,000,025
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	4,813,464
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,365,086
York City Swr. Auth. Swr. Rev. Series 1990, 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,211,158
		421,867,434
Puerto Rico - 0.8%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16	1,000,000	1,010,000
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	521,060
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/39	$ 8,200,000	$ 1,819,170
0% 8/1/41	1,200,000	233,532
		3,583,762
TOTAL INVESTMENT PORTFOLIO - 94.5% (Cost $405,694,205)	433,843,475
NET OTHER ASSETS (LIABILITIES) - 5.5%	25,424,568
NET ASSETS - 100%	$ 459,268,043
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.7%
Health Care	17.3%
Education	11.9%
Transportation	9.7%
Electric Utilities	7.6%
Water & Sewer	7.2%
Other	5.5%
Others* (Individually Less Than 5%)	8.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $405,694,205)		$ 433,843,475
Cash		19,917,774
Receivable for fund shares sold		923,838
Interest receivable		5,388,188
Other receivables		4,033
Total assets		460,077,308

Liabilities
Payable for fund shares redeemed	$ 107,816
Distributions payable	426,500
Accrued management fee	138,768
Transfer agent fee payable	83,174
Other affiliated payables	29,348
Other payables and accrued expenses	23,659
Total liabilities		809,265

Net Assets		$ 459,268,043
Net Assets consist of:
Paid in capital		$ 430,220,846
Undistributed net investment income		53,547
Accumulated undistributed net realized gain (loss) on investments		844,380
Net unrealized appreciation (depreciation) on investments		28,149,270
Net Assets, for 40,547,896 shares outstanding		$ 459,268,043
Net Asset Value, offering price and redemption price per share ($459,268,043 ÷ 40,547,896 shares)		$ 11.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)
Investment Income
Interest		$ 8,845,576

Expenses
Management fee	$ 808,474
Transfer agent fees	166,917
Accounting fees and expenses	57,279
Custodian fees and expenses	2,669
Independent trustees' compensation	788
Registration fees	20,947
Audit	23,120
Legal	2,916
Miscellaneous	1,730
Total expenses before reductions	1,084,840
Expense reductions	(3,853)	1,080,987
Net investment income (loss)		7,764,589
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,218,498
Change in net unrealized appreciation (depreciation) on investment securities		7,519,896
Net gain (loss)		8,738,394
Net increase (decrease) in net assets resulting from operations		$ 16,502,983

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,764,589	$ 15,776,914
Net realized gain (loss)	1,218,498	(233,547)
Change in net unrealized appreciation (depreciation)	7,519,896	21,854,173
Net increase (decrease) in net assets resulting from operations	16,502,983	37,397,540
Distributions to shareholders from net investment income	(7,717,388)	(15,776,599)
Share transactions Proceeds from sales of shares	63,924,639	76,315,039
Reinvestment of distributions	5,041,121	9,732,684
Cost of shares redeemed	(43,177,027)	(113,940,721)
Net increase (decrease) in net assets resulting from share transactions	25,788,733	(27,892,998)
Redemption fees	1,129	3,483
Total increase (decrease) in net assets	34,575,457	(6,268,574)

Net Assets
Beginning of period	424,692,586	430,961,160
End of period (including undistributed net investment income of $53,547 and undistributed net investment income of $6,346, respectively)	$ 459,268,043	$ 424,692,586
Other Information Shares
Sold	5,663,109	7,114,011
Issued in reinvestment of distributions	445,625	904,776
Redeemed	(3,830,799)	(10,739,144)
Net increase (decrease)	2,277,935	(2,720,357)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.51	$ 10.78	$ 10.21	$ 10.73	$ 10.78
Income from Investment Operations
Net investment income (loss) D	.198	.415	.418	.407	.416	.419
Net realized and unrealized gain (loss)	.229	.590	(.197)	.569	(.497)	(.005)
Total from investment operations	.427	1.005	.221	.976	(.081)	.414
Distributions from net investment income	(.197)	(.415)	(.418)	(.407)	(.416)	(.419)
Distributions from net realized gain	-	-	(.073)	-	(.023)	(.045)
Total distributions	(.197)	(.415)	(.491)	(.407)	(.439)	(.464)
Redemption fees added to paid in capital D	- F	- F	- F	.001	- F	- F
Net asset value, end of period	$ 11.33	$ 11.10	$ 10.51	$ 10.78	$ 10.21	$ 10.73
Total Return B,C	3.86%	9.76%	2.02%	9.70%	(.77)%	3.94%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.50%	.50%	.51%	.50%	.50%
Expenses net of fee waivers, if any	.49% A	.50%	.50%	.51%	.50%	.50%
Expenses net of all reductions	.49% A	.50%	.50%	.51%	.46%	.46%
Net investment income (loss)	3.53% A	3.87%	3.85%	3.84%	3.96%	3.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 459,268	$ 424,693	$ 430,961	$ 428,569	$ 326,566	$ 315,463
Portfolio turnover rate	20% A	12%	19%	8%	17%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/12	% of fund's investments 12/31/11	% of fund's investments 6/30/11
1 - 7	87.5	86.3	82.3
8 - 30	1.6	0.6	3.5
31 - 60	3.1	4.2	3.6
61 - 90	0.7	1.0	3.1
91 - 180	0.7	4.3	2.2
> 180	6.4	3.6	5.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/12	12/31/11	6/30/11
Fidelity Pennsylvania Municipal Money Market Fund	28 Days	22 Days	26 Days
Pennsylvania Tax-Free Money Market Funds Average*	30 Days	25 Days	26 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/12	12/31/11	6/30/11
Fidelity Pennsylvania Municipal Money Market Fund	28 Days	22 Days	29 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
Variable Rate Demand Notes (VRDNs) 73.9%	Variable Rate Demand Notes (VRDNs) 80.9%
Other Municipal Debt 17.6%	Other Municipal Debt 0.0%
Commercial Paper (including CP Mode) 0.0%	Commercial Paper (including CP Mode) 4.5%
Investment Companies 10.4%	Investment Companies 0.0%
Tender Bonds 0.0%	Tender Bonds 1.1%
Municipal Notes 0.0%	Municipal Notes 2.3%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 0.9%
Other Investments 0.0%	Other Investments 8.8%
Net Other Assets (Liabilities)** (1.9)%	Net Other Assets (Liabilities) 1.5%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	6/30/12	3/31/12	1/2/12	10/3/11	6/27/11
Fidelity Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2012, the most recent period shown in the table, would have been -0.29%.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 73.9%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.24% 7/6/12, VRDN (a)(d)	$ 400,000	$ 400,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.4% 7/6/12, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Florida - 0.5%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.3% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	3,280,000	3,280,000
Georgia - 0.3%
Coweta County Dev. Auth. Rev. (W. Y. Industries, Inc. Proj.) Series 2007, 0.33% 7/6/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,890,000	1,890,000
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.18% 7/6/12, VRDN (a)	3,200,000	3,200,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.45% 7/6/12, VRDN (a)(d)	500,000	500,000
North Carolina - 0.0%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.62% 7/6/12, LOC Cr. Industriel et Commercial, VRDN (a)	300,000	300,000
Pennsylvania - 71.4%
Allegheny County Series C-58 A, 0.18% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	7,845,000	7,845,000
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	3,190,000	3,190,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	8,640,000	8,640,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	4,600,000	4,600,000
(UPMC Health Sys. Proj.) Series 2010 B2, 0.16% 7/6/12, LOC Deutsche Bank AG New York Branch, VRDN (a)	6,900,000	6,900,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.36% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	300,000	300,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.36% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	710,000	710,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.: - continued
(The Neighborhood Academy Proj.) 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	$ 4,500,000	$ 4,500,000
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	3,750,000	3,750,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.24% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	400,000	400,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Series 2005 A, 0.19% 7/6/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,700,000	6,700,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.18% 7/6/12, LOC Wells Fargo Bank NA, VRDN (a)	6,740,000	6,740,000
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,750,000	2,750,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.24% 7/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,650,000	3,650,000
(Snowball Real Estate LP Proj.) 0.38% 7/6/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,395,000	1,395,000
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	5,400,000	5,400,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.25% 7/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	20,370,000	20,370,000
Series 2008 A2, 0.18% 7/6/12, LOC TD Banknorth, NA, VRDN (a)	13,900,000	13,900,000
Chester County Intermediate Unit Rev. Series 2003, 0.18% 7/6/12, LOC PNC Bank NA, VRDN (a)	2,055,000	2,055,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.28% 7/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,000,000	8,000,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.19% 7/2/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,715,000	4,715,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Auth. Rev. (White Horse Village Proj.): - continued
Series 2008, 0.19% 7/2/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 2,310,000	$ 2,310,000
Delaware County Indl. Dev. Auth. Rev. (The Agnes Irwin School Proj.) Series 2003, 0.27% 7/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,835,000	7,835,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.18% 7/6/12, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,100,000	13,100,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3446, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600,000	6,600,000
Series Putters 3915 Z, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series WF 11 69C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	1,600,000	1,600,000
Haverford Township School District Series 2009, 0.18% 7/6/12, LOC TD Banknorth, NA, VRDN (a)	5,675,000	5,675,000
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.3% 7/6/12, LOC Bank of America NA, VRDN (a)	9,100,000	9,100,000
Lower Merion School District Series 2009 B, 0.16% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,700,000	3,700,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.18% 7/6/12, LOC Fannie Mae, VRDN (a)	1,950,000	1,950,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.24% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	2,530,000	2,530,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.3% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	1,082,000	1,082,000
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.15% 7/6/12, LOC PNC Bank NA, VRDN (a)	6,000,000	6,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.24% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	500,000	500,000
(Westrum Harleysville II, LP Proj.) Series 2005, 0.2% 7/6/12, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)(d)	10,575,000	10,575,000
Series 1999 C4, 0.36% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	300,000	300,000
Series 2002 B5, 0.24% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 2004 D2, 0.24% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.28% 7/6/12, LOC Citibank NA, VRDN (a)(d)	6,300,000	6,300,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,540,000	4,540,000
Series Putters 3352Z, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,435,000	4,435,000
Series Putters 4014, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Series Putters 4201, 0.18% 7/2/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
Series RBC O 34, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,000,000	5,000,000
Series ROC II R 11505, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (a)(e)	11,000,000	11,000,000
Series ROC II R 14002, 0.19% 7/6/12 (Liquidity Facility Citibank NA) (a)(e)	7,800,000	7,800,000
Series WF 11 121C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	13,400,000	13,400,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.18% 7/6/12, LOC TD Banknorth, NA, VRDN (a)	4,640,000	4,640,000
(King's College Proj.) Series 2002 J3, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	125,000	125,000
(La Salle Univ. Proj.) Series 2007 B, 0.22% 7/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,900,000	3,900,000
Participating VRDN:
ROC II R 11721, 0.19% 7/6/12 (Liquidity Facility Citibank NA) (a)(e)	7,500,000	7,500,000
Series MS 3252, 0.27% 7/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,840,000	5,840,000
Series Putters 3583Z, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,060,000	6,060,000
Series WF 11 26C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	3,000,000	3,000,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Putters 3786 Z, 0.27% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,935,000	4,935,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN: - continued
Series Putters 3950, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 3,000,000	$ 3,000,000
Series Putters 4109, 0.28% 7/2/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,800,000	6,800,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,035,000	5,035,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.16% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	3,975,000	3,975,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.16% 7/6/12, LOC Barclays Bank PLC, VRDN (a)	19,775,000	19,775,000
Series 2008 C, 0.16% 7/6/12, LOC Barclays Bank PLC, VRDN (a)	13,500,000	13,500,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.22% 7/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,540,000	7,540,000
(The Franklin Institute Proj.) Series 2006, 0.3% 7/6/12, LOC Bank of America NA, VRDN (a)	9,200,000	9,200,000
(William Penn Charter School Proj.) Series 2008, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	410,000	410,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B1, 0.15% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	7,800,000	7,800,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series D, 0.24% 7/6/12, LOC Bank of America NA, VRDN (a)	24,400,000	24,400,000
Fifth Series A2, 0.17% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	4,000,000	4,000,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Participating VRDN Series ROC II R 11867, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (a)(e)	5,500,000	5,500,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 3975, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,665,000	3,665,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	1,000,000	1,000,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	6,600,000	6,600,000
Series RBC E 28, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	6,900,000	6,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
RBC Muni. Products, Inc. Trust Participating VRDN: - continued
Series RBC E 29, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	$ 6,500,000	$ 6,500,000
Series RBC E 30, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	10,000,000	10,000,000
Ridley School District Series 2009, 0.18% 7/6/12, LOC TD Banknorth, NA, VRDN (a)	6,520,000	6,520,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.28% 7/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	2,005,000	2,005,000
Somerset County Gen. Oblig. Series 2009 A, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	3,475,000	3,475,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.16% 7/6/12, LOC PNC Bank NA, LOC Wells Fargo Bank NA, VRDN (a)	9,200,000	9,200,000
Wilkens Area Indl. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 0.45% 7/6/12, LOC Bank of America NA, VRDN (a)	5,465,000	5,465,000
		471,227,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.25% 7/2/12, VRDN (a)(d)	500,000	500,000
Texas - 0.7%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 C, 0.4% 7/2/12, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
North Texas Tollway Auth. Rev. Series 2011 A, 0.29% 7/6/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	3,800,000	3,800,000
		4,800,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.33% 7/6/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,000,000	1,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $488,097,000)		488,097,000
Other Municipal Debt - 17.6%
	Principal Amount	Value
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.45% tender 7/12/12, CP mode (d)	$ 1,100,000	$ 1,100,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.42% tender 7/26/12, CP mode	1,200,000	1,200,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 7/25/12, CP mode (d)	1,300,000	1,300,000
Series 1990 B, 0.55% tender 8/10/12, CP mode	800,000	800,000
		2,100,000
Pennsylvania - 16.9%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2011 A, 2% 10/15/12	1,505,000	1,512,093
Franklin County Indl. Dev. Auth. Bonds (The Chambersburg Hosp. Proj.) Series 2010, 3% 7/1/12	1,000,000	1,000,000
Pennsylvania Gen. Oblig. Bonds:
First Series 2003, 5% 1/1/13	1,950,000	1,997,192
First Series 2004, 5.25% 2/1/13	4,500,000	4,632,617
First Series 2006, 5% 10/1/12	1,000,000	1,012,067
First Series 2008, 5% 5/15/13	3,350,000	3,490,203
First Series 2009, 5% 3/15/13	1,000,000	1,033,799
Fourth Series 2004, 5% 7/1/13	3,190,000	3,342,630
Second Series 2003, 5% 7/1/12	3,450,000	3,450,000
Second Series 2004, 5.5% 6/1/13	1,000,000	1,048,423
Second Series 2008, 5% 2/15/13	1,000,000	1,029,895
Second Series 2009, 4% 7/1/12	1,000,000	1,000,000
Series 2002, 5.5% 2/1/13	3,950,000	4,072,230
Series 2004, 5.25% 7/1/13	1,000,000	1,050,465
Series 2009, 5% 7/1/13	2,925,000	3,064,956
Series 2010 A:
5% 7/15/12	7,000,000	7,012,765
5% 5/1/13	10,380,000	10,794,320
Third Series 2004, 5% 9/1/12	2,175,000	2,192,443
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. Bonds Series 2002, 5.25% 12/1/12	2,000,000	2,041,574
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.28% 7/2/12, LOC Bank of America NA, CP	20,000,000	20,000,000
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Bonds (Jefferson Health Sys. Proj.) Series 2010 B, 4% 5/15/13	$ 1,000,000	$ 1,031,450
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2012, 2% 7/2/13	6,700,000	6,820,062
Bonds:
(Higher Ed. Proj.) 0.2% tender 8/2/12, CP mode	10,805,000	10,805,000
(Univ. Cap. Proj.):
Series 2005 B, 0.17% tender 7/2/12, CP mode	6,700,000	6,700,000
Series 2012 C, 0.19% tender 8/1/12, CP mode	9,000,000	9,000,000
Series B, 5% 9/15/12	2,500,000	2,525,151
		111,659,335
TOTAL OTHER MUNICIPAL DEBT (Cost $116,059,335)		116,059,335
Investment Company - 10.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.21% (b)(c)	68,550,000	68,550,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $672,706,335)		672,706,335
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(12,654,512)
NET ASSETS - 100%		$ 660,051,823
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 22,592
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $604,156,335)	$ 604,156,335
Fidelity Central Funds (cost $68,550,000)	68,550,000
Total Investments (cost $672,706,335)		$ 672,706,335
Cash		1,128,144
Receivable for fund shares sold		4,147,863
Interest receivable		1,086,576
Distributions receivable from Fidelity Central Funds		4,835
Other receivables		44
Total assets		679,073,797

Liabilities
Payable for investments purchased	$ 10,850,179
Payable for fund shares redeemed	8,062,562
Distributions payable	107
Accrued management fee	108,893
Other affiliated payables	233
Total liabilities		19,021,974

Net Assets		$ 660,051,823
Net Assets consist of:
Paid in capital		$ 660,034,871
Distributions in excess of net investment income		(37)
Accumulated undistributed net realized gain (loss) on investments		16,989
Net Assets, for 659,888,400 shares outstanding		$ 660,051,823
Net Asset Value, offering price and redemption price per share ($660,051,823 ÷ 659,888,400 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 626,230
Income from Fidelity Central Funds		22,592
Total income		648,822

Expenses
Management fee	$ 1,687,423
Independent trustees' compensation	1,185
Total expenses before reductions	1,688,608
Expense reductions	(1,073,401)	615,207
Net investment income (loss)		33,615
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31,813
Net increase in net assets resulting from operations		$ 65,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,615	$ 66,169
Net realized gain (loss)	31,813	14,020
Net increase in net assets resulting from operations	65,428	80,189
Distributions to shareholders from net investment income	(33,652)	(66,105)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	894,698,808	1,803,354,473
Reinvestment of distributions	33,087	65,495
Cost of shares redeemed	(920,873,455)	(1,788,062,125)
Net increase (decrease) in net assets and shares resulting from share transactions	(26,141,560)	15,357,843
Total increase (decrease) in net assets	(26,109,784)	15,371,927

Net Assets
Beginning of period	686,161,607	670,789,680
End of period (including distributions in excess of net investment income of $37 and distributions in excess of net investment income of $0, respectively)	$ 660,051,823	$ 686,161,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30,2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.001	.018	.032
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.001	.018	.032
Distributions from net investment income	- F	- F	- F	(.001)	(.018)	(.032)
Distributions from net realized gain	-	-	-	-	- F	-
Total distributions	- F	- F	- F	(.001)	(.018)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.09%	1.85%	3.25%
Ratios to Average Net Assets D, E
Expenses before reductions	.50% A	.50%	.50%	.53%	.51%	.50%
Expenses net of fee waivers, if any	.18% A	.22%	.30%	.49%	.51%	.50%
Expenses net of all reductions	.18% A	.22%	.30%	.49%	.46%	.40%
Net investment income (loss)	.01% A	.01%	.01%	.09%	1.82%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 660,052	$ 686,162	$ 670,790	$ 678,148	$ 848,937	$ 720,414

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Fidelity® Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Money Market Fund claimed a portion of the payment made to redeeming shareholders as distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, futures transactions, and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Pennsylvania Municipal Income Fund	$ 405,694,205	$ 28,358,755	$ (209,485)	$ 28,149,270
Fidelity Pennsylvania Municipal Money Market Fund	672,706,335	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	Total with expiration
Fidelity Pennsylvania Municipal Money Market Fund	$ (11,336)	$ (1,789)	$ (13,125)
	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Pennsylvania Municipal Income Fund	$ (374,119)	$ -	$ (374,119)
Fidelity Pennsylvania Municipal Money Market Fund	-	(4,998)	(18,123)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $52,961,333 and $42,705,263, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was.37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Fidelity Pennsylvania Municipal Income Fund	.08%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 640

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,073,186.

Through arrangements with the Income Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Pennsylvania Municipal Income Fund	$ 1,985	$ 1,864	$ 4

In addition, through an arrangement with Money Market Fund's custodian, $215 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

PFR-USAN-0812
1.787788.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Short-Intermediate
Municipal Income Fund

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Class A	.80%
Actual		$ 1,000.00	$ 1,010.80	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.02
Class T	.77%
Actual		$ 1,000.00	$ 1,011.00	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87
Class B	1.45%
Actual		$ 1,000.00	$ 1,008.50	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class C	1.54%
Actual		$ 1,000.00	$ 1,007.10	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.72
Short-Intermediate Municipal Income	.48%
Actual		$ 1,000.00	$ 1,013.40	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.41
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,013.10	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
New York	12.6	13.3
California	11.4	10.6
Florida	8.3	7.0
Illinois	7.4	7.5
Texas	5.5	5.7
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.1	34.0
Electric Utilities	12.8	13.4
Special Tax	11.1	10.5
Health Care	8.6	9.8
Water & Sewer	5.7	4.1
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	3.2	3.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	2.8	2.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 8.5%	AAA 6.4%
AA,A 69.7%	AA,A 71.5%
BBB 4.2%	BBB 5.5%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.6%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 15.9%	Short-Term Investments and Net Other Assets 14.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 83.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Jefferson County Swr. Rev. Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100)	$ 2,070	$ 2,077
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2007 B, 4.875%, tender 3/19/13 (b)	2,615	2,693
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12 (Escrowed to Maturity)	750	765
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,231
		6,766
Arizona - 3.4%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,415
5% 10/1/16 (FSA Insured)	13,000	14,816
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,045
Series 2008 D:
5% 1/1/13	3,250	3,324
5% 1/1/14	2,000	2,130
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,985
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,176
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,171
Series 2008:
5.5% 9/1/13	18,780	19,874
5.5% 9/1/16	1,385	1,603
Series A, 5% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,280	3,304
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,225
5% 10/1/20	5,180	6,328
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,481
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	5,211
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	$ 12,085	$ 13,429
5% 7/1/18	5,200	5,801
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,801
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2003 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750	750
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,589
Series 2009 B, 5% 7/1/16	5,090	5,943
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/19	3,225	3,844
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,404
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,726
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,405
5% 7/1/17	3,315	3,735
5% 7/1/18	3,365	3,810
		146,325
California - 11.3%
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13 (a)	3,000	3,095
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/17	12,000	14,310
Series 2010 M, 5% 5/1/16	8,000	9,305
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,407
Series 2004 A, 5.25% 7/1/12	6,010	6,010
Series 2009 A:
5% 7/1/15	3,660	3,971
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,774
5.25% 7/1/13 (Escrowed to Maturity)	1,185	1,243
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,317
5.25% 7/1/14	1,780	1,948
5.25% 7/1/14 (Escrowed to Maturity)	520	571
California Gen. Oblig.:
5% 9/1/12	1,700	1,712
5% 10/1/12	12,600	12,739
5% 11/1/13	9,060	9,602
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 9/1/18	$ 7,500	$ 8,879
5% 9/1/19	20,000	23,878
5% 9/1/20	20,000	23,912
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,495	2,738
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,152
(Sutter Health Proj.) Series 2008 A, 5% 8/15/12	1,325	1,332
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	3,123
Series 2009 F, 5%, tender 7/1/14 (b)	3,200	3,446
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,669
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	37,164
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	2,375
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,050
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,185
5% 10/1/19	1,490	1,726
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,584
5% 10/1/19	5,000	5,787
5% 10/1/20	2,525	2,931
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,152
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,768
Series 2009 J, 5% 11/1/17	2,300	2,657
Series 2010 A:
5% 3/1/16	2,000	2,236
5% 3/1/17	5,405	6,156
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,418
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	$ 1,000	$ 1,034
5% 6/15/13	16,650	17,381
Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	4,000	4,657
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,328
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds Series 2011 A2, 0.53%, tender 7/1/14 (b)	56,000	56,033
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,095
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	3,030	3,177
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,351
Series 2009 B, 5% 7/1/17	12,905	15,495
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,738
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	25,354
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,702
5% 3/1/19	2,935	3,396
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	11,243
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,328
5% 12/1/17	9,790	11,369
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,812
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,468
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,500	2,564
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,065
5% 7/1/14	1,120	1,214
5% 7/1/15	2,170	2,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev.: - continued
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	$ 2,000	$ 2,181
5% 7/1/18	2,000	2,386
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	6,875
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17 (a)	1,750	1,932
5% 6/1/17 (a)	3,700	4,257
5% 6/1/18 (a)	6,470	7,491
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,828
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,084
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	6,014
5% 8/1/18	8,000	8,995
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,113
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,635
5% 5/15/15	1,845	2,070
Series 2009 B, 5% 5/15/14	7,000	7,591
		484,008
Colorado - 0.2%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 F:
5% 11/15/12	380	386
5% 11/15/12 (Escrowed to Maturity)	845	860
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	4,200	4,626
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	593
		6,465
Connecticut - 1.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,300	4,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig. (Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	$ 29,500	$ 32,702
Connecticut Health & Ed. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	2,700	2,719
Series D, 4% 7/1/14	1,000	1,058
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300	4,577
Series 2009 1:
5% 2/1/14	2,500	2,677
5% 2/1/15	11,995	13,327
Series 2011 A, 5% 12/1/18	5,575	6,800
Hartford Gen. Oblig. Series A, 5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,005
		69,183
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,094
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,860
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,636
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,591
		21,181
Florida - 8.3%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,275
5% 12/1/15	4,395	4,794
Broward County Arpt. Sys. Rev. Series 2012 P1, 3% 10/1/13 (e)	4,000	4,114
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,081
Series 2012 A:
5% 7/1/19	7,000	8,165
5% 7/1/20	15,070	17,569
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,409
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.: - continued
Series 2010 A3, 1.93% 6/1/13 (b)	$ 47,300	$ 47,694
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,516
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,191
Series 2011:
4% 12/1/16	1,265	1,414
5% 12/1/17	1,685	1,974
5% 12/1/18	685	814
5% 12/1/19	1,820	2,180
5% 12/1/20	1,000	1,202
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,462
5% 10/1/16	1,530	1,724
5% 10/1/17	1,455	1,659
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,545
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,905
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,386
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,489
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,455
Series 2009 D, 5.5% 6/1/16	7,910	9,370
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,505
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	22,262
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	2,052
5% 10/1/20	1,000	1,209
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,633
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	16,650	16,740
Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	$ 1,310	$ 1,310
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,835
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,116
5% 9/1/17	1,000	1,172
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B, 5% 10/1/12	7,350	7,434
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,357
Kissimmee Util. Auth. Elec. Sys. Rev.:
Series 2003:
5.25% 10/1/14	775	844
5.25% 10/1/15	3,525	3,958
Series 2011, 2% 10/1/12	2,195	2,204
Lakeland Hosp. Sys. Rev. Series 2011, 3% 11/15/12	1,000	1,005
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,073
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,188
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,365
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,119
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,443
5% 10/1/16	1,000	1,127
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	2,500	2,573
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,038
5% 11/1/15 (FSA Insured)	1,825	2,027
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,569
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,786
Series 2010 C, 5% 10/1/17	1,895	2,256
Series 2011 B:
5% 10/1/18	2,250	2,716
5% 10/1/19	2,325	2,842
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	$ 4,465	$ 5,007
5% 10/1/19 (e)	2,025	2,277
5% 10/1/18 (e)	2,745	3,078
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,143
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,589
5% 7/1/14	2,000	2,149
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,704
Series 2011, 5% 10/1/19	5,590	6,880
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,896
5% 11/15/17	1,500	1,769
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,201
5% 10/1/15 (FSA Insured) (e)	2,920	3,278
5% 10/1/16 (FSA Insured) (e)	6,000	6,899
5% 10/1/17 (FSA Insured) (e)	5,000	5,829
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,318
		358,232
Georgia - 3.0%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	5,000	5,058
Atlanta Arpt. Rev. Series 2011 B, 5% 1/1/13 (e)	1,000	1,021
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,000	8,194
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,450	3,474
1.2%, tender 4/1/14 (b)	4,800	4,833
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	3,500	3,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	$ 1,555	$ 1,577
5% 11/1/13	7,550	7,988
5% 11/1/14	7,490	8,098
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,821
5% 1/1/20	4,000	4,865
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,202
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	17,900	17,907
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	11,500	11,634
Muni. Elec. Auth. of Georgia:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,383
(Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,044
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,305
Series 2008 D:
5.75% 1/1/19	14,890	18,102
5.75% 1/1/20	3,555	4,317
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/12	1,000	1,010
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,379
5% 1/1/15	1,040	1,126
5% 1/1/16	2,415	2,661
5% 1/1/18	1,530	1,716
		128,256
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	4,340
Series 2011, 5% 7/1/19 (e)	4,000	4,668
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,884
5% 6/1/16 (Escrowed to Maturity)	2,895	3,384
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig.: - continued
Series DY:
5% 2/1/15	$ 3,500	$ 3,894
5% 2/1/16	4,000	4,597
		29,767
Illinois - 7.4%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,800
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,754
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,526
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,608
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,139
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	11,616
Series 2012 B:
5.125% 1/1/15	995	1,108
5.125% 1/1/15 (AMBAC Insured)	3,000	3,269
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,920
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,792
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18	2,850	2,850
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,404
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/13 (FSA Insured)	4,000	4,089
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,155
Series 2010 E:
5% 1/1/15 (e)	4,000	4,382
5% 1/1/16 (e)	1,500	1,688
Series 2011 B, 5% 1/1/18	6,500	7,564
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,964
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,900
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,329
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.: - continued
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	$ 415	$ 492
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,935
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,771
Series 2010, 2.125%, tender 7/1/14 (b)	11,500	11,597
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,438
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	611
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	750
5% 7/1/13	415	431
5% 7/1/15	1,000	1,100
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,292
5% 5/15/17	3,520	3,958
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,069
5% 5/1/14	2,000	2,135
5.75% 5/1/19	2,650	3,141
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,380
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,901
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,280
Illinois Gen. Oblig.:
Series 1, 5.25% 8/1/12 (Escrowed to Maturity)	2,865	2,876
Series 2002:
5% 10/1/16 (Pre-Refunded to 10/1/12 @ 100)	3,515	3,556
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,657
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	3,973
Series 2004 B, 5% 3/1/14	15,500	16,462
Series 2004, 5% 11/1/16	11,000	12,360
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2005:
5% 4/1/13 (AMBAC Insured)	$ 5,000	$ 5,161
5% 4/1/17 (AMBAC Insured)	8,050	8,749
Series 2007 A, 5.5% 6/1/15	1,000	1,103
Series 2007 B, 5% 1/1/17	9,835	10,988
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,112
Series 2010:
4% 1/1/13	3,695	3,756
5% 1/1/15 (FSA Insured)	20,000	21,561
Series 2012:
2% 2/1/13	9,500	9,575
3% 8/1/13	4,800	4,915
4% 3/1/14	5,000	5,229
5% 3/1/13	5,000	5,143
5% 3/1/19	5,500	6,209
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,467
5% 5/15/16 (FSA Insured)	2,325	2,610
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,461
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,667
4.5% 6/15/17	6,075	6,990
Series 2010, 5% 6/15/15	8,800	9,865
Series 2011, 4% 6/15/13	2,600	2,688
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	564
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,412
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,662
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,522
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	673
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,305
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,025	1,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/14 (FSA Insured)	$ 875	$ 849
0% 11/1/16 (Escrowed to Maturity)	740	708
0% 11/1/16 (FSA Insured)	2,235	2,064
		319,037
Indiana - 1.8%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,174
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,742
5% 5/1/15	6,420	7,046
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,379
5% 12/1/15	2,135	2,423
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,868
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,702
Series 2010 A, 5% 2/1/17	2,800	3,302
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,477
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (b)	3,400	3,461
Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,200
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,739
5% 1/1/20	1,250	1,486
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2002 A, 5.5% 7/1/16	5,000	5,000
Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	572
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,679
5% 10/1/17	5,000	5,788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,107
Logansport High School Bldg. Corp. Series 2005, 5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,076
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,586
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	569
5% 7/1/15	315	354
5% 7/1/16	500	578
Series Z-1:
5% 7/1/16	1,215	1,404
5% 7/1/17	1,000	1,181
5% 7/1/18	1,500	1,807
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,145
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,111
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,327
		79,283
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,892
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	631
5% 11/15/15	625	703
5% 11/15/16	875	1,008
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	690
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,160
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,598
5% 11/15/15	6,245	6,892
5% 11/15/16	5,410	6,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.: - continued
Series 2011 IV A:
5% 11/15/18	$ 2,250	$ 2,599
5% 11/15/20	2,745	3,157
		26,551
Kentucky - 0.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	783
4% 2/1/15	1,495	1,590
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,222
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,432
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	509
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,918
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (b)	6,000	6,000
Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,415
Series 2007 B, 1.6%, tender 6/1/17 (b)	8,000	7,985
		32,854
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,638
5% 7/1/16	2,000	2,249
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,071
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,108
		10,066
Maryland - 1.2%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	19,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	$ 2,400	$ 2,492
5% 7/1/14	3,500	3,736
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,494
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,923
Series 2011 A, 5% 7/1/20	16,000	19,691
		49,464
Massachusetts - 1.9%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,084
5% 5/15/16	4,400	5,136
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,823
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,549
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,636
4% 7/1/16	1,000	1,124
5% 7/1/13	1,000	1,046
Series Q2:
4% 7/1/15	1,170	1,276
4% 7/1/16	1,000	1,124
5% 7/1/13	1,100	1,151
5% 7/1/14	1,080	1,169
5% 7/1/17	1,370	1,630
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,630
5% 1/1/16	1,300	1,429
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	8,100	8,226
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,495	2,536
Series 2004 B, 5.25% 8/1/20	12,700	16,011
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	7,000	7,253
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	$ 3,300	$ 3,371
5% 12/15/13 (FSA Insured)	4,325	4,615
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	4,010
		81,829
Michigan - 2.3%
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,240
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,281
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,816
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,328
5% 5/1/20	2,000	2,327
5% 5/1/21	1,810	2,113
Detroit Swr. Disp. Rev. Series 2006 D, 0.914% 7/1/32 (b)	4,075	3,069
Grand Rapids Cmnty. College 5% 5/1/13 (FSA Insured)	1,305	1,354
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,513
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,050
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,455
5% 11/15/19	1,000	1,166
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,325
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	675	688
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,496
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	11,000	11,312
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,654
5% 10/1/15	1,750	1,992
5% 10/1/15	3,250	3,700
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	$ 1,645	$ 1,705
5% 5/1/14	2,140	2,303
5% 5/1/15	1,845	2,034
5% 5/1/16	1,865	2,113
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,232
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (e)	1,400	1,558
Series 2011 A, 5% 12/1/19 (e)	22,700	25,359
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,553
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,345
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,713
		98,794
Minnesota - 0.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,022
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,416
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,459
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	634
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,102
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,141
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	5,900	6,811
		14,585
Mississippi - 0.1%
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,917
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2011 B, 3% 7/1/12	1,000	1,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev. Series C:
4% 1/1/15	$ 2,360	$ 2,554
4% 1/1/16	2,195	2,431
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,208
		9,193
Nevada - 1.5%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	3,127
5% 7/1/15	3,500	3,898
Series A1, 5% 7/1/12 (AMBAC Insured) (e)	2,000	2,000
Clark County Fuel Tax Series 2008, 5% 6/1/13 (Escrowed to Maturity)	5,815	6,065
Clark County School District:
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,236
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	23,857
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	3,104
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,617
Series 2012 B, 5% 8/1/20	2,230	2,706
		64,610
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011, 3% 10/1/12	1,050	1,055
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17 (a)	3,000	3,398
5% 2/1/18 (a)	2,500	2,871
		7,324
New Jersey - 2.6%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	831
Series 2009 A:
5% 6/15/15	11,285	12,501
5% 6/15/16	6,500	7,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	$ 7,000	$ 7,586
Series 2001 A, 5.5% 6/15/13 (Escrowed to Maturity)	1,090	1,144
Series 2005 K, 5.25% 12/15/14 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790	1,978
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	7,106
Series 2008 W, 5% 3/1/15	10,400	11,511
Series 2009 BB, 5% 9/1/15	3,390	3,812
Series 2011 EE, 5% 9/1/20	5,000	5,970
Series 2012:
5% 6/15/13	2,000	2,082
5% 6/15/18	10,600	11,993
New Jersey Gen. Oblig. Series H, 5.25% 7/1/15 (FSA Insured)	5,000	5,678
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	5,011
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.93%, tender 12/22/14 (b)	15,400	15,450
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,315	3,734
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,911
Series 2003 B. 5.25% 12/15/19	3,000	3,660
		113,326
New Mexico - 1.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,924
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,714
Series 2010 A1:
4% 12/1/15	3,700	4,033
4% 12/1/16	6,750	7,479
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,281
		47,431
New York - 12.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,019
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	$ 1,100	$ 1,268
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	740
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14	2,000	2,173
Series 2010 A, 5% 5/1/15	5,000	5,566
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	6,038
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,004
Series 2005 D, 5% 8/1/12 (Escrowed to Maturity)	4,925	4,942
Series 2005 F1, 5% 9/1/15	3,560	4,031
Series 2008 E, 5% 8/1/12	5,000	5,017
Series 2009 C:
5% 8/1/13	6,445	6,772
5% 8/1/13 (Escrowed to Maturity)	555	583
Series B, 5% 8/1/14	10,000	10,937
Series C:
5% 8/1/12	14,450	14,500
5% 8/1/12 (Escrowed to Maturity)	5,320	5,338
Series G:
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,805	3,820
5.625% 8/1/13 (Pre-Refunded to 8/1/12 @ 100)	1,270	1,275
Series K:
5% 8/1/12	2,335	2,343
5% 8/1/12 (Escrowed to Maturity)	2,025	2,032
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,693
Series 2010 B:
5% 11/1/17	30,000	36,152
5% 11/1/20	5,950	7,269
Series 2010 D:
5% 11/1/15	8,300	9,491
5% 11/1/17	10,115	12,189
Series 2012 A:
5% 11/1/17	7,000	8,436
5% 11/1/20	4,500	5,585
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series E, 4% 11/1/12	$ 6,790	$ 6,874
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (b)	5,500	5,500
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,875
Series 2012 A, 4% 5/15/20	8,000	9,140
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/13	3,545	3,663
5% 3/15/14	3,745	4,038
5% 3/15/15	4,000	4,469
Series 2009 D:
5% 6/15/14	9,890	10,772
5% 6/15/15	16,075	18,121
5% 6/15/16	9,330	10,876
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	11
Series A:
5% 2/15/14	9,840	10,571
5% 2/15/15	8,775	9,774
5% 2/15/15 (Escrowed to Maturity)	5	6
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	1,980	2,024
5.75% 7/1/13 (AMBAC Insured)	570	583
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,814
5% 8/15/14	7,755	8,465
Series 2009 A1, 5% 2/15/15	9,000	9,980
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	3,240	3,887
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	3,983
Series 2008 B, 5% 7/1/15	30,000	33,752
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,382
Series 2009 A:
5% 7/1/15	12,850	14,457
5% 7/1/16	8,390	9,703
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,998
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	$ 1,350	$ 1,491
5% 11/15/15	2,325	2,654
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	7,300	7,416
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,103
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,324
Series 2010 B2, 4% 11/15/14	2,830	3,050
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,000	3,140
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(e)	26,400	26,461
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,691
Series 2010 A, 5% 4/1/17	1,000	1,181
Series 2011 A1:
5% 4/1/17	1,500	1,771
5% 4/1/18	3,500	4,201
New York Urban Dev. Corp. Rev.:
Series 2009 C:
5% 12/15/15	6,500	7,452
5% 12/15/16	17,000	20,103
Series 2011 A, 5% 3/15/21	18,425	22,667
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	2,450	2,469
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	5,475	5,483
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	23,023
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,470	7,186
		528,797
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	$ 1,200	$ 1,204
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,319
		5,523
Non State Specific - 0.0%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,082
North Carolina - 1.2%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,127
4% 6/1/18	1,280	1,459
4% 6/1/20	1,000	1,149
5% 6/1/19	1,305	1,581
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,768
5% 3/1/18	1,500	1,813
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,580
5% 11/1/15 (FSA Insured)	1,600	1,745
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	2,200	2,249
Series 2010 A:
5% 1/1/15	4,000	4,399
5% 1/1/16	6,035	6,852
Series 2012 D, 5% 1/1/14 (a)	3,000	3,155
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,392
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,682
5% 6/1/16	1,000	1,155
5% 6/1/17	3,220	3,793
5% 6/1/18	3,820	4,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,675	$ 4,099
Series 2008 A, 5.25% 1/1/20	2,000	2,351
		52,898
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	2,025
Ohio - 2.6%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,248
5% 6/1/17	3,500	3,754
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,342
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,134
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	829
5% 6/1/16 (FSA Insured)	1,105	1,240
5% 6/1/17 (FSA Insured)	1,160	1,319
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 D, 4.75%, tender 8/1/12 (b)	5,400	5,418
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	9,000	9,201
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,696
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,510
5% 10/1/15	6,505	7,350
Series 2010 C:
4% 10/1/15	3,200	3,514
5% 10/1/16	1,250	1,455
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,247
5% 10/1/15	4,535	5,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.: - continued
(Adult Correctional Bldg. Fund Proj.):
Series 2010 A, 5% 10/1/15	$ 1,185	$ 1,339
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	3,108
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,720
Series 2010 A, 5% 8/1/17	3,290	3,921
Series 2011 A, 5% 8/1/17	3,070	3,659
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,212
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	545
5% 1/15/17	1,000	1,135
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,895
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,162
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	11,509
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	1,981
5% 12/1/13	875	923
5% 12/1/14	2,275	2,474
		110,964
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,895
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,804
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,403
		11,102
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,684
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (b)(e)	$ 5,300	$ 5,408
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,032
5% 3/15/14	595	635
5% 3/15/15	2,500	2,754
5% 3/15/16	1,750	1,982
		14,495
Pennsylvania - 4.2%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,408
5% 1/1/15 (FSA Insured) (e)	1,000	1,066
5% 1/1/16 (FSA Insured) (e)	1,000	1,083
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,663
Series 2008 B, 5% 6/15/14	1,385	1,498
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,510
5% 8/15/14	1,955	2,128
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,065
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,113
5% 7/1/17	1,255	1,404
Montgomery County Indl. Dev. Series 2012 A, 3% 10/1/13	1,650	1,702
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,484
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,838
5% 3/1/19	2,310	2,688
5% 3/1/20	2,140	2,502
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,381
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	$ 10,600	$ 11,919
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,799
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,100	2,335
Seventh Series, 5% 10/1/12 (AMBAC Insured)	1,000	1,011
Philadelphia Gen. Oblig.:
Series 2007 A, 5% 8/1/12 (FSA Insured)	5,000	5,016
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,875
5% 12/15/15 (FSA Insured)	5,000	5,618
5% 12/15/16 (FSA Insured)	7,275	8,383
Series 2011:
4% 8/1/12	4,325	4,335
5.25% 8/1/17	6,165	7,095
5.25% 8/1/18	5,515	6,378
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	15,230
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,635
5% 6/15/16	6,000	6,843
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,962
5% 2/1/16 (FSA Insured)	5,620	6,239
Pittsburgh School District:
Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,305
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,719
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,584
5% 9/1/16 (FSA Insured)	1,685	1,944
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,600
5% 11/15/14	4,690	5,101
5% 11/15/15	2,420	2,707
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011: - continued
5% 6/1/19	$ 200	$ 237
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,457
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity)	2,355	2,355
		179,390
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	6,506
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000	1,017
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	9,600	9,630
		17,153
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,276
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,237
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,592
		12,105
South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011:
3% 11/1/12	1,400	1,410
5% 11/1/19	1,190	1,398
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,391
5% 12/1/20	1,000	1,235
Series 2012 C:
5% 12/1/13 (a)	2,400	2,519
5% 12/1/17 (a)	10,535	12,394
		21,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	$ 625	$ 673
5% 9/1/15	680	746
5% 9/1/16	500	562
5% 9/1/17	490	559
Series 2011:
5% 9/1/17	1,100	1,256
5% 9/1/18	1,200	1,372
5% 9/1/19	1,255	1,435
		6,603
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,030
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,498
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,933
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,046
5% 7/1/17	1,100	1,260
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,499
		15,266
Texas - 5.5%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,906
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,488
Series 2006 B, 6% 1/1/13	1,270	1,293
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,133
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	3,906
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,740
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,566
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,994
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	$ 1,000	$ 1,242
Corpus Christi Independent School District 4% 8/15/14	10,140	10,860
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,740
5% 11/1/15	5,000	5,648
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,963
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,259
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,489
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,462
Series 2009, 5% 2/15/16	1,375	1,582
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,017
5% 11/15/14	1,000	1,090
5% 11/15/16	500	576
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,052
5% 8/15/14	1,075	1,174
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,529
Series 2011 B, 3% 7/1/12	1,540	1,540
Series A:
5% 7/1/15	2,070	2,315
5% 7/1/16	1,080	1,243
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,084
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,734
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	8,745	8,829
2%, tender 6/1/14 (b)	5,850	5,996
Series 2005 A, 0% 2/15/16	4,500	4,363
Humble Independent School District Series 2009, 4% 2/15/13	400	409
Keller Independent School District 5% 2/15/14	3,750	4,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Klein Independent School District Series 2009 A, 5% 8/1/16	$ 2,195	$ 2,570
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	2,071
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,398
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,512
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,297
5% 5/15/15	2,120	2,375
5% 5/15/15 (Escrowed to Maturity)	5	6
5% 5/15/16	2,355	2,716
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,739
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,904
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,242
5% 7/1/18	3,030	3,544
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,077
North Texas Tollway Auth. Rev.:
Bonds Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	5,117
Series 2010 B1, 3.2% 1/1/13	2,275	2,303
Northside Independent School District Bonds 1.5%, tender 8/1/12 (b)	12,500	12,510
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,741
5% 5/15/20	6,000	7,396
5% 5/15/21	5,000	6,185
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,454
5% 2/15/15 (Escrowed to Maturity)	280	313
5% 2/15/16	2,000	2,276
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,721
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5% 11/15/12	1,950	1,982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	$ 4,685	$ 5,094
Texas Gen. Oblig.:
Series 2011 B, 2% 8/1/12 (e)	3,365	3,369
Series B, 0% 10/1/13	6,500	6,425
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,061
5% 9/1/15	835	933
5% 9/1/16	750	860
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	9,032
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,292
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,444
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,080
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	15,000	15,773
Series 2010 B, 5% 8/15/21	1,800	2,265
		237,331
Utah - 0.2%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/12 (AMBAC Insured)	3,800	3,787
0% 10/1/13 (AMBAC Insured)	3,760	3,685
		7,472
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,421
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,425
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	5,900	6,002
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,832
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	$ 8,000	$ 8,549
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,887
		18,270
Washington - 1.8%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,366
Series 2012 A, 5% 7/1/19	30,000	36,853
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,652
5% 1/1/21	1,865	2,247
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,463
5% 12/1/17	2,950	3,509
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,817
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Pre-Refunded to 11/1/12 @ 100) (e)	3,640	3,701
Series 2010 C:
5% 2/1/16 (e)	2,000	2,244
5% 2/1/17 (e)	2,500	2,850
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,357
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,952
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,087
5% 8/15/14	2,000	2,153
		76,251
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2%, tender 8/1/12 (b)(e)	13,000	13,008
Wisconsin - 1.1%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	1,720	1,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,325	$ 7,106
Series 2009 C, 4% 5/1/14	3,365	3,583
Series 2010 1:
5% 5/1/14	5,750	6,228
5% 5/1/15	8,005	8,994
5% 5/1/16	10,000	11,590
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,304
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,707
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	899
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,079
5% 12/15/15	1,105	1,236
5% 12/15/16	1,440	1,637
5% 12/15/17	1,540	1,773
		49,033
TOTAL MUNICIPAL BONDS (Cost $3,451,990)		3,599,300
Municipal Notes - 0.4%

California - 0.1%
California School Cash Reserve Prog. Auth. TRAN Series 2012 X, 2.5% 1/31/13	4,000	4,029
New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12	11,800	11,806
TOTAL MUNICIPAL NOTES (Cost $15,827)		15,835
Money Market Funds - 7.8%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.21% (c)(d) (Cost $338,204)	338,203,900	$ 338,204
TOTAL INVESTMENT PORTFOLIO - 91.9% (Cost $3,806,021)		3,953,339
NET OTHER ASSETS (LIABILITIES) - 8.1%		348,599
NET ASSETS - 100%		$ 4,301,938
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 280
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,615,135	$ -	$ 3,615,135	$ -
Money Market Funds	338,204	338,204	-	-
Total Investments in Securities:	$ 3,953,339	$ 338,204	$ 3,615,135	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.1%
Electric Utilities	12.8%
Special Tax	11.1%
Health Care	8.6%
Water & Sewer	5.7%
Transportation	5.2%
Others (Individually Less Than 5%)	8.6%
Short-Term Investments and Net Other Assets	15.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,467,817)	$ 3,615,135
Fidelity Central Funds (cost $338,204)	338,204
Total Investments (cost $3,806,021)		$ 3,953,339
Cash		350,577
Receivable for fund shares sold		5,368
Interest receivable		40,213
Distributions receivable from Fidelity Central Funds		58
Other receivables		79
Total assets		4,349,634

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 40,825
Payable for fund shares redeemed	2,478
Distributions payable	1,663
Accrued management fee	1,305
Distribution and service plan fees payable	155
Other affiliated payables	1,194
Other payables and accrued expenses	76
Total liabilities		47,696

Net Assets		$ 4,301,938
Net Assets consist of:
Paid in capital		$ 4,151,057
Undistributed net investment income		245
Accumulated undistributed net realized gain (loss) on investments		3,318
Net unrealized appreciation (depreciation) on investments		147,318
Net Assets		$ 4,301,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($365,613 ÷ 33,625 shares)	$ 10.87

Maximum offering price per share (100/97.25 of $10.87)	$ 11.18
Class T: Net Asset Value and redemption price per share ($25,579 ÷ 2,357 shares)	$ 10.85

Maximum offering price per share (100/97.25 of $10.85)	$ 11.16
Class B: Net Asset Value and offering price per share ($1,456 ÷ 134 shares)A	$ 10.87

Class C: Net Asset Value and offering price per share ($88,394 ÷ 8,144 shares)A	$ 10.85

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,623,040 ÷ 333,766 shares)	$ 10.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($197,856 ÷ 18,218 shares)	$ 10.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 49,992
Income from Fidelity Central Funds		280
Total income		50,272

Expenses
Management fee	$ 7,806
Transfer agent fees	2,075
Distribution and service plan fees	919
Accounting fees and expenses	315
Custodian fees and expenses	22
Independent trustees' compensation	7
Registration fees	154
Audit	26
Legal	5
Miscellaneous	22
Total expenses before reductions	11,351
Expense reductions	(130)	11,221
Net investment income (loss)		39,051
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,318
Change in net unrealized appreciation (depreciation) on investment securities		10,912
Net gain (loss)		14,230
Net increase (decrease) in net assets resulting from operations		$ 53,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,051	$ 80,340
Net realized gain (loss)	3,318	2,116
Change in net unrealized appreciation (depreciation)	10,912	76,652
Net increase (decrease) in net assets resulting from operations	53,281	159,108
Distributions to shareholders from net investment income	(35,890)	(83,163)
Distributions to shareholders from net realized gain	-	(2,965)
Total distributions	(35,890)	(86,128)
Share transactions - net increase (decrease)	167,121	142,426
Redemption fees	27	46
Total increase (decrease) in net assets	184,539	215,452

Net Assets
Beginning of period	4,117,399	3,901,947
End of period (including undistributed net investment income of $245 and distributions in excess of net investment income of $2,916, respectively)	$ 4,301,938	$ 4,117,399

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 10.62	$ 10.64	$ 10.35	$ 10.33	$ 10.21
Income from Investment Operations
Net investment income (loss) E	.085	.198	.209	.254	.298	.302
Net realized and unrealized gain (loss)	.032	.225	(.016)	.294	.021	.118
Total from investment operations	.117	.423	.193	.548	.319	.420
Distributions from net investment income	(.077)	(.205)	(.209)	(.258)	(.300)	(.300)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.077)	(.213)	(.213)	(.258)	(.300)	(.300)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.87	$ 10.83	$ 10.62	$ 10.64	$ 10.35	$ 10.33
Total Return B, C, D	1.08%	4.03%	1.81%	5.34%	3.13%	4.19%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.77%	.78%	.79%	.75%	.71%
Expenses net of fee waivers, if any	.80% A	.77%	.78%	.78%	.75%	.71%
Expenses net of all reductions	.79% A	.77%	.77%	.78%	.72%	.64%
Net investment income (loss)	1.58% A	1.85%	1.95%	2.41%	2.90%	2.95%
Supplemental Data
Net assets, end of period (in millions)	$ 366	$ 336	$ 200	$ 169	$ 58	$ 12
Portfolio turnover rate G	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Income from Investment Operations
Net investment income (loss) E	.086	.199	.211	.255	.300	.297
Net realized and unrealized gain (loss)	.032	.226	(.026)	.294	.029	.120
Total from investment operations	.118	.425	.185	.549	.329	.417
Distributions from net investment income	(.078)	(.207)	(.211)	(.259)	(.300)	(.297)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.078)	(.215)	(.215)	(.259)	(.300)	(.297)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Total Return B, C, D	1.10%	4.05%	1.74%	5.36%	3.24%	4.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.76%	.76%	.77%	.74%	.74%
Expenses net of fee waivers, if any	.77% A	.76%	.76%	.77%	.74%	.74%
Expenses net of all reductions	.77% A	.76%	.75%	.77%	.72%	.69%
Net investment income (loss)	1.60% A	1.86%	1.97%	2.42%	2.90%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 26	$ 24	$ 23	$ 15	$ 10
Portfolio turnover rate G	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.61	$ 10.64	$ 10.35	$ 10.32	$ 10.20
Income from Investment Operations
Net investment income (loss) E	.050	.128	.139	.186	.230	.228
Net realized and unrealized gain (loss)	.042	.226	(.026)	.293	.029	.121
Total from investment operations	.092	.354	.113	.479	.259	.349
Distributions from net investment income	(.042)	(.136)	(.139)	(.189)	(.230)	(.229)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.042)	(.144)	(.143)	(.189)	(.230)	(.229)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.87	$ 10.82	$ 10.61	$ 10.64	$ 10.35	$ 10.32
Total Return B, C, D	.85%	3.36%	1.06%	4.66%	2.54%	3.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.43%	1.44%	1.46%	1.43%	1.41%
Expenses net of fee waivers, if any	1.45% A	1.42%	1.43%	1.43%	1.43%	1.41%
Expenses net of all reductions	1.44% A	1.42%	1.42%	1.43%	1.40%	1.36%
Net investment income (loss)	.92% A	1.19%	1.30%	1.77%	2.22%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 2	$ 1
Portfolio turnover rate G	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.33	$ 10.31	$ 10.19
Income from Investment Operations
Net investment income (loss) E	.045	.117	.129	.175	.220	.219
Net realized and unrealized gain (loss)	.032	.226	(.026)	.303	.020	.120
Total from investment operations	.077	.343	.103	.478	.240	.339
Distributions from net investment income	(.037)	(.125)	(.129)	(.178)	(.221)	(.219)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.037)	(.133)	(.133)	(.178)	(.221)	(.219)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.33	$ 10.31
Total Return B, C, D	.71%	3.25%	.96%	4.66%	2.35%	3.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.52%	1.53%	1.50%	1.51%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.52%	1.53%	1.50%	1.51%
Expenses net of all reductions	1.54% A	1.52%	1.52%	1.53%	1.48%	1.45%
Net investment income (loss)	.83% A	1.09%	1.20%	1.67%	2.14%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 88	$ 79	$ 77	$ 56	$ 20	$ 6
Portfolio turnover rate G	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Intermediate Municipal Income

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Income from Investment Operations
Net investment income (loss) D	.102	.228	.240	.284	.326	.323
Net realized and unrealized gain (loss)	.042	.227	(.026)	.293	.029	.120
Total from investment operations	.144	.455	.214	.577	.355	.443
Distributions from net investment income	(.094)	(.237)	(.240)	(.287)	(.326)	(.323)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.094)	(.245)	(.244)	(.287)	(.326)	(.323)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 10.86	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Total Return B, C	1.34%	4.34%	2.02%	5.64%	3.50%	4.43%
Ratios to Average Net Assets E, G
Expenses before reductions	.48% A	.48%	.48%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.48% A	.48%	.48%	.50%	.49%	.49%
Expenses net of all reductions	.48% A	.48%	.48%	.50%	.47%	.43%
Net investment income (loss)	1.89% A	2.14%	2.24%	2.69%	3.15%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$ 3,623	$ 3,523	$ 3,456	$ 3,153	$ 1,870	$ 1,650
Portfolio turnover rate F	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.61	$ 10.63	$ 10.34	$ 10.32	$ 10.20
Income from Investment Operations
Net investment income (loss) D	.099	.224	.235	.281	.321	.320
Net realized and unrealized gain (loss)	.042	.216	(.015)	.293	.022	.120
Total from investment operations	.141	.440	.220	.574	.343	.440
Distributions from net investment income	(.091)	(.232)	(.236)	(.284)	(.324)	(.320)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.091)	(.240)	(.240)	(.284)	(.324)	(.320)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 10.86	$ 10.81	$ 10.61	$ 10.63	$ 10.34	$ 10.32
Total Return B, C	1.31%	4.19%	2.07%	5.61%	3.38%	4.39%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.52%	.53%	.55%	.51%	.52%
Expenses net of fee waivers, if any	.53% A	.52%	.53%	.53%	.51%	.52%
Expenses net of all reductions	.53% A	.52%	.52%	.53%	.49%	.45%
Net investment income (loss)	1.84% A	2.09%	2.20%	2.66%	3.13%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 198	$ 152	$ 142	$ 92	$ 32	$ 5
Portfolio turnover rate F	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 149,454
Gross unrealized depreciation	(2,136)
Net unrealized appreciation (depreciation) on securities and other investments	$ 147,318

Tax cost	$ 3,806,021

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $497,798 and $427,553, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 456	$ 29
Class T	-%	.25%	34	1
Class B	.65%	.25%	7	5
Class C	.75%	.25%	422	139
			$ 919	$ 174

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23
Class T	5
Class B*	1
Class C*	11
$ 40

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 276.15
Class T	17.13
Class B	1.15
Class C	61.14
Short-Intermediate Municipal Income	1,599.09
Institutional Class	121.14
	$ 2,075

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $22 and $108, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Class A	$ 2,581	$ 4,211
Class T	194	467
Class B	6	27
Class C	284	838
Short-Intermediate Municipal Income	31,361	74,599
Institutional Class	1,464	3,021
Total	$ 35,890	$ 83,163
From net realized gain
Class A	$ -	$ 216
Class T	-	19
Class B	-	1
Class C	-	57
Short-Intermediate Municipal Income	-	2,565
Institutional Class	-	107
Total	$ -	$ 2,965

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Class A
Shares sold	14,034	22,096	$ 152,609	$ 237,519
Reinvestment of distributions	191	303	2,077	3,252
Shares redeemed	(11,623)	(10,223)	(126,290)	(109,361)
Net increase (decrease)	2,602	12,176	$ 28,396	$ 131,410
Class T
Shares sold	349	881	$ 3,775	$ 9,442
Reinvestment of distributions	15	35	159	373
Shares redeemed	(439)	(774)	(4,761)	(8,240)
Net increase (decrease)	(75)	142	$ (827)	$ 1,575
Class B
Shares sold	15	27	$ 171	$ 297
Reinvestment of distributions	1	2	4	19
Shares redeemed	(31)	(114)	(341)	(1,225)
Net increase (decrease)	(15)	(85)	$ (166)	$ (909)
Class C
Shares sold	1,738	2,509	$ 18,857	$ 26,904
Reinvestment of distributions	20	62	219	661
Shares redeemed	(889)	(2,549)	(9,639)	(27,188)
Net increase (decrease)	869	22	$ 9,437	$ 377
Short-Intermediate Municipal Income
Shares sold	51,847	106,091	$ 562,542	$ 1,133,522
Reinvestment of distributions	2,085	5,180	22,636	55,411
Shares redeemed	(46,093)	(111,332)	(500,105)	(1,186,447)
Net increase (decrease)	7,839	(61)	$ 85,073	$ 2,486
Institutional Class
Shares sold	8,229	8,223	$ 89,360	$ 87,964
Reinvestment of distributions	69	115	754	1,228
Shares redeemed	(4,137)	(7,651)	(44,906)	(81,705)
Net increase (decrease)	4,161	687	$ 45,208	$ 7,487

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

STM-USAN-0812
1.787790.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Short-Intermediate
Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Short-Intermediate
Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Class A	.80%
Actual		$ 1,000.00	$ 1,010.80	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.02
Class T	.77%
Actual		$ 1,000.00	$ 1,011.00	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87
Class B	1.45%
Actual		$ 1,000.00	$ 1,008.50	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class C	1.54%
Actual		$ 1,000.00	$ 1,007.10	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.72
Short-Intermediate Municipal Income	.48%
Actual		$ 1,000.00	$ 1,013.40	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.41
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,013.10	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
New York	12.6	13.3
California	11.4	10.6
Florida	8.3	7.0
Illinois	7.4	7.5
Texas	5.5	5.7
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.1	34.0
Electric Utilities	12.8	13.4
Special Tax	11.1	10.5
Health Care	8.6	9.8
Water & Sewer	5.7	4.1
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	3.2	3.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	2.8	2.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 8.5%	AAA 6.4%
AA,A 69.7%	AA,A 71.5%
BBB 4.2%	BBB 5.5%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.6%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 15.9%	Short-Term Investments and Net Other Assets 14.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 83.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Jefferson County Swr. Rev. Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100)	$ 2,070	$ 2,077
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2007 B, 4.875%, tender 3/19/13 (b)	2,615	2,693
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12 (Escrowed to Maturity)	750	765
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,231
		6,766
Arizona - 3.4%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,415
5% 10/1/16 (FSA Insured)	13,000	14,816
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,045
Series 2008 D:
5% 1/1/13	3,250	3,324
5% 1/1/14	2,000	2,130
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,985
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,176
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,171
Series 2008:
5.5% 9/1/13	18,780	19,874
5.5% 9/1/16	1,385	1,603
Series A, 5% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,280	3,304
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,225
5% 10/1/20	5,180	6,328
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,481
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	5,211
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	$ 12,085	$ 13,429
5% 7/1/18	5,200	5,801
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,801
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2003 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750	750
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,589
Series 2009 B, 5% 7/1/16	5,090	5,943
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/19	3,225	3,844
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,404
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,726
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,405
5% 7/1/17	3,315	3,735
5% 7/1/18	3,365	3,810
		146,325
California - 11.3%
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13 (a)	3,000	3,095
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/17	12,000	14,310
Series 2010 M, 5% 5/1/16	8,000	9,305
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,407
Series 2004 A, 5.25% 7/1/12	6,010	6,010
Series 2009 A:
5% 7/1/15	3,660	3,971
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,774
5.25% 7/1/13 (Escrowed to Maturity)	1,185	1,243
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,317
5.25% 7/1/14	1,780	1,948
5.25% 7/1/14 (Escrowed to Maturity)	520	571
California Gen. Oblig.:
5% 9/1/12	1,700	1,712
5% 10/1/12	12,600	12,739
5% 11/1/13	9,060	9,602
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 9/1/18	$ 7,500	$ 8,879
5% 9/1/19	20,000	23,878
5% 9/1/20	20,000	23,912
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,495	2,738
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,152
(Sutter Health Proj.) Series 2008 A, 5% 8/15/12	1,325	1,332
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	3,123
Series 2009 F, 5%, tender 7/1/14 (b)	3,200	3,446
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,669
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	37,164
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	2,375
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,050
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,185
5% 10/1/19	1,490	1,726
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,584
5% 10/1/19	5,000	5,787
5% 10/1/20	2,525	2,931
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,152
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,768
Series 2009 J, 5% 11/1/17	2,300	2,657
Series 2010 A:
5% 3/1/16	2,000	2,236
5% 3/1/17	5,405	6,156
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,418
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	$ 1,000	$ 1,034
5% 6/15/13	16,650	17,381
Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	4,000	4,657
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,328
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds Series 2011 A2, 0.53%, tender 7/1/14 (b)	56,000	56,033
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,095
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	3,030	3,177
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,351
Series 2009 B, 5% 7/1/17	12,905	15,495
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,738
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	25,354
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,702
5% 3/1/19	2,935	3,396
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	11,243
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,328
5% 12/1/17	9,790	11,369
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,812
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,468
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,500	2,564
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,065
5% 7/1/14	1,120	1,214
5% 7/1/15	2,170	2,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev.: - continued
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	$ 2,000	$ 2,181
5% 7/1/18	2,000	2,386
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	6,875
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17 (a)	1,750	1,932
5% 6/1/17 (a)	3,700	4,257
5% 6/1/18 (a)	6,470	7,491
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,828
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,084
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	6,014
5% 8/1/18	8,000	8,995
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,113
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,635
5% 5/15/15	1,845	2,070
Series 2009 B, 5% 5/15/14	7,000	7,591
		484,008
Colorado - 0.2%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 F:
5% 11/15/12	380	386
5% 11/15/12 (Escrowed to Maturity)	845	860
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	4,200	4,626
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	593
		6,465
Connecticut - 1.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,300	4,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig. (Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	$ 29,500	$ 32,702
Connecticut Health & Ed. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	2,700	2,719
Series D, 4% 7/1/14	1,000	1,058
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300	4,577
Series 2009 1:
5% 2/1/14	2,500	2,677
5% 2/1/15	11,995	13,327
Series 2011 A, 5% 12/1/18	5,575	6,800
Hartford Gen. Oblig. Series A, 5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,005
		69,183
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,094
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,860
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,636
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,591
		21,181
Florida - 8.3%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,275
5% 12/1/15	4,395	4,794
Broward County Arpt. Sys. Rev. Series 2012 P1, 3% 10/1/13 (e)	4,000	4,114
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,081
Series 2012 A:
5% 7/1/19	7,000	8,165
5% 7/1/20	15,070	17,569
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,409
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.: - continued
Series 2010 A3, 1.93% 6/1/13 (b)	$ 47,300	$ 47,694
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,516
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,191
Series 2011:
4% 12/1/16	1,265	1,414
5% 12/1/17	1,685	1,974
5% 12/1/18	685	814
5% 12/1/19	1,820	2,180
5% 12/1/20	1,000	1,202
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,462
5% 10/1/16	1,530	1,724
5% 10/1/17	1,455	1,659
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,545
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,905
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,386
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,489
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,455
Series 2009 D, 5.5% 6/1/16	7,910	9,370
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,505
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	22,262
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	2,052
5% 10/1/20	1,000	1,209
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,633
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	16,650	16,740
Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	$ 1,310	$ 1,310
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,835
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,116
5% 9/1/17	1,000	1,172
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B, 5% 10/1/12	7,350	7,434
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,357
Kissimmee Util. Auth. Elec. Sys. Rev.:
Series 2003:
5.25% 10/1/14	775	844
5.25% 10/1/15	3,525	3,958
Series 2011, 2% 10/1/12	2,195	2,204
Lakeland Hosp. Sys. Rev. Series 2011, 3% 11/15/12	1,000	1,005
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,073
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,188
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,365
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,119
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,443
5% 10/1/16	1,000	1,127
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	2,500	2,573
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,038
5% 11/1/15 (FSA Insured)	1,825	2,027
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,569
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,786
Series 2010 C, 5% 10/1/17	1,895	2,256
Series 2011 B:
5% 10/1/18	2,250	2,716
5% 10/1/19	2,325	2,842
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	$ 4,465	$ 5,007
5% 10/1/19 (e)	2,025	2,277
5% 10/1/18 (e)	2,745	3,078
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,143
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,589
5% 7/1/14	2,000	2,149
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,704
Series 2011, 5% 10/1/19	5,590	6,880
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,896
5% 11/15/17	1,500	1,769
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,201
5% 10/1/15 (FSA Insured) (e)	2,920	3,278
5% 10/1/16 (FSA Insured) (e)	6,000	6,899
5% 10/1/17 (FSA Insured) (e)	5,000	5,829
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,318
		358,232
Georgia - 3.0%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	5,000	5,058
Atlanta Arpt. Rev. Series 2011 B, 5% 1/1/13 (e)	1,000	1,021
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,000	8,194
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,450	3,474
1.2%, tender 4/1/14 (b)	4,800	4,833
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	3,500	3,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	$ 1,555	$ 1,577
5% 11/1/13	7,550	7,988
5% 11/1/14	7,490	8,098
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,821
5% 1/1/20	4,000	4,865
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,202
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	17,900	17,907
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	11,500	11,634
Muni. Elec. Auth. of Georgia:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,383
(Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,044
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,305
Series 2008 D:
5.75% 1/1/19	14,890	18,102
5.75% 1/1/20	3,555	4,317
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/12	1,000	1,010
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,379
5% 1/1/15	1,040	1,126
5% 1/1/16	2,415	2,661
5% 1/1/18	1,530	1,716
		128,256
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	4,340
Series 2011, 5% 7/1/19 (e)	4,000	4,668
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,884
5% 6/1/16 (Escrowed to Maturity)	2,895	3,384
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig.: - continued
Series DY:
5% 2/1/15	$ 3,500	$ 3,894
5% 2/1/16	4,000	4,597
		29,767
Illinois - 7.4%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,800
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,754
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,526
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,608
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,139
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	11,616
Series 2012 B:
5.125% 1/1/15	995	1,108
5.125% 1/1/15 (AMBAC Insured)	3,000	3,269
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,920
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,792
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18	2,850	2,850
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,404
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/13 (FSA Insured)	4,000	4,089
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,155
Series 2010 E:
5% 1/1/15 (e)	4,000	4,382
5% 1/1/16 (e)	1,500	1,688
Series 2011 B, 5% 1/1/18	6,500	7,564
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,964
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,900
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,329
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.: - continued
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	$ 415	$ 492
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,935
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,771
Series 2010, 2.125%, tender 7/1/14 (b)	11,500	11,597
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,438
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	611
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	750
5% 7/1/13	415	431
5% 7/1/15	1,000	1,100
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,292
5% 5/15/17	3,520	3,958
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,069
5% 5/1/14	2,000	2,135
5.75% 5/1/19	2,650	3,141
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,380
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,901
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,280
Illinois Gen. Oblig.:
Series 1, 5.25% 8/1/12 (Escrowed to Maturity)	2,865	2,876
Series 2002:
5% 10/1/16 (Pre-Refunded to 10/1/12 @ 100)	3,515	3,556
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,657
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	3,973
Series 2004 B, 5% 3/1/14	15,500	16,462
Series 2004, 5% 11/1/16	11,000	12,360
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2005:
5% 4/1/13 (AMBAC Insured)	$ 5,000	$ 5,161
5% 4/1/17 (AMBAC Insured)	8,050	8,749
Series 2007 A, 5.5% 6/1/15	1,000	1,103
Series 2007 B, 5% 1/1/17	9,835	10,988
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,112
Series 2010:
4% 1/1/13	3,695	3,756
5% 1/1/15 (FSA Insured)	20,000	21,561
Series 2012:
2% 2/1/13	9,500	9,575
3% 8/1/13	4,800	4,915
4% 3/1/14	5,000	5,229
5% 3/1/13	5,000	5,143
5% 3/1/19	5,500	6,209
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,467
5% 5/15/16 (FSA Insured)	2,325	2,610
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,461
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,667
4.5% 6/15/17	6,075	6,990
Series 2010, 5% 6/15/15	8,800	9,865
Series 2011, 4% 6/15/13	2,600	2,688
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	564
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,412
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,662
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,522
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	673
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,305
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,025	1,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/14 (FSA Insured)	$ 875	$ 849
0% 11/1/16 (Escrowed to Maturity)	740	708
0% 11/1/16 (FSA Insured)	2,235	2,064
		319,037
Indiana - 1.8%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,174
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,742
5% 5/1/15	6,420	7,046
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,379
5% 12/1/15	2,135	2,423
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,868
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,702
Series 2010 A, 5% 2/1/17	2,800	3,302
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,477
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (b)	3,400	3,461
Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,200
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,739
5% 1/1/20	1,250	1,486
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2002 A, 5.5% 7/1/16	5,000	5,000
Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	572
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,679
5% 10/1/17	5,000	5,788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,107
Logansport High School Bldg. Corp. Series 2005, 5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,076
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,586
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	569
5% 7/1/15	315	354
5% 7/1/16	500	578
Series Z-1:
5% 7/1/16	1,215	1,404
5% 7/1/17	1,000	1,181
5% 7/1/18	1,500	1,807
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,145
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,111
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,327
		79,283
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,892
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	631
5% 11/15/15	625	703
5% 11/15/16	875	1,008
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	690
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,160
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,598
5% 11/15/15	6,245	6,892
5% 11/15/16	5,410	6,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.: - continued
Series 2011 IV A:
5% 11/15/18	$ 2,250	$ 2,599
5% 11/15/20	2,745	3,157
		26,551
Kentucky - 0.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	783
4% 2/1/15	1,495	1,590
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,222
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,432
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	509
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,918
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (b)	6,000	6,000
Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,415
Series 2007 B, 1.6%, tender 6/1/17 (b)	8,000	7,985
		32,854
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,638
5% 7/1/16	2,000	2,249
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,071
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,108
		10,066
Maryland - 1.2%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	19,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	$ 2,400	$ 2,492
5% 7/1/14	3,500	3,736
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,494
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,923
Series 2011 A, 5% 7/1/20	16,000	19,691
		49,464
Massachusetts - 1.9%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,084
5% 5/15/16	4,400	5,136
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,823
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,549
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,636
4% 7/1/16	1,000	1,124
5% 7/1/13	1,000	1,046
Series Q2:
4% 7/1/15	1,170	1,276
4% 7/1/16	1,000	1,124
5% 7/1/13	1,100	1,151
5% 7/1/14	1,080	1,169
5% 7/1/17	1,370	1,630
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,630
5% 1/1/16	1,300	1,429
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	8,100	8,226
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,495	2,536
Series 2004 B, 5.25% 8/1/20	12,700	16,011
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	7,000	7,253
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	$ 3,300	$ 3,371
5% 12/15/13 (FSA Insured)	4,325	4,615
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	4,010
		81,829
Michigan - 2.3%
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,240
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,281
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,816
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,328
5% 5/1/20	2,000	2,327
5% 5/1/21	1,810	2,113
Detroit Swr. Disp. Rev. Series 2006 D, 0.914% 7/1/32 (b)	4,075	3,069
Grand Rapids Cmnty. College 5% 5/1/13 (FSA Insured)	1,305	1,354
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,513
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,050
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,455
5% 11/15/19	1,000	1,166
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,325
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	675	688
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,496
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	11,000	11,312
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,654
5% 10/1/15	1,750	1,992
5% 10/1/15	3,250	3,700
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	$ 1,645	$ 1,705
5% 5/1/14	2,140	2,303
5% 5/1/15	1,845	2,034
5% 5/1/16	1,865	2,113
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,232
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (e)	1,400	1,558
Series 2011 A, 5% 12/1/19 (e)	22,700	25,359
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,553
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,345
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,713
		98,794
Minnesota - 0.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,022
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,416
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,459
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	634
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,102
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,141
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	5,900	6,811
		14,585
Mississippi - 0.1%
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,917
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2011 B, 3% 7/1/12	1,000	1,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev. Series C:
4% 1/1/15	$ 2,360	$ 2,554
4% 1/1/16	2,195	2,431
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,208
		9,193
Nevada - 1.5%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	3,127
5% 7/1/15	3,500	3,898
Series A1, 5% 7/1/12 (AMBAC Insured) (e)	2,000	2,000
Clark County Fuel Tax Series 2008, 5% 6/1/13 (Escrowed to Maturity)	5,815	6,065
Clark County School District:
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,236
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	23,857
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	3,104
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,617
Series 2012 B, 5% 8/1/20	2,230	2,706
		64,610
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011, 3% 10/1/12	1,050	1,055
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17 (a)	3,000	3,398
5% 2/1/18 (a)	2,500	2,871
		7,324
New Jersey - 2.6%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	831
Series 2009 A:
5% 6/15/15	11,285	12,501
5% 6/15/16	6,500	7,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	$ 7,000	$ 7,586
Series 2001 A, 5.5% 6/15/13 (Escrowed to Maturity)	1,090	1,144
Series 2005 K, 5.25% 12/15/14 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790	1,978
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	7,106
Series 2008 W, 5% 3/1/15	10,400	11,511
Series 2009 BB, 5% 9/1/15	3,390	3,812
Series 2011 EE, 5% 9/1/20	5,000	5,970
Series 2012:
5% 6/15/13	2,000	2,082
5% 6/15/18	10,600	11,993
New Jersey Gen. Oblig. Series H, 5.25% 7/1/15 (FSA Insured)	5,000	5,678
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	5,011
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.93%, tender 12/22/14 (b)	15,400	15,450
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,315	3,734
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,911
Series 2003 B. 5.25% 12/15/19	3,000	3,660
		113,326
New Mexico - 1.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,924
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,714
Series 2010 A1:
4% 12/1/15	3,700	4,033
4% 12/1/16	6,750	7,479
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,281
		47,431
New York - 12.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,019
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	$ 1,100	$ 1,268
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	740
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14	2,000	2,173
Series 2010 A, 5% 5/1/15	5,000	5,566
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	6,038
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,004
Series 2005 D, 5% 8/1/12 (Escrowed to Maturity)	4,925	4,942
Series 2005 F1, 5% 9/1/15	3,560	4,031
Series 2008 E, 5% 8/1/12	5,000	5,017
Series 2009 C:
5% 8/1/13	6,445	6,772
5% 8/1/13 (Escrowed to Maturity)	555	583
Series B, 5% 8/1/14	10,000	10,937
Series C:
5% 8/1/12	14,450	14,500
5% 8/1/12 (Escrowed to Maturity)	5,320	5,338
Series G:
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,805	3,820
5.625% 8/1/13 (Pre-Refunded to 8/1/12 @ 100)	1,270	1,275
Series K:
5% 8/1/12	2,335	2,343
5% 8/1/12 (Escrowed to Maturity)	2,025	2,032
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,693
Series 2010 B:
5% 11/1/17	30,000	36,152
5% 11/1/20	5,950	7,269
Series 2010 D:
5% 11/1/15	8,300	9,491
5% 11/1/17	10,115	12,189
Series 2012 A:
5% 11/1/17	7,000	8,436
5% 11/1/20	4,500	5,585
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series E, 4% 11/1/12	$ 6,790	$ 6,874
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (b)	5,500	5,500
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,875
Series 2012 A, 4% 5/15/20	8,000	9,140
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/13	3,545	3,663
5% 3/15/14	3,745	4,038
5% 3/15/15	4,000	4,469
Series 2009 D:
5% 6/15/14	9,890	10,772
5% 6/15/15	16,075	18,121
5% 6/15/16	9,330	10,876
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	11
Series A:
5% 2/15/14	9,840	10,571
5% 2/15/15	8,775	9,774
5% 2/15/15 (Escrowed to Maturity)	5	6
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	1,980	2,024
5.75% 7/1/13 (AMBAC Insured)	570	583
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,814
5% 8/15/14	7,755	8,465
Series 2009 A1, 5% 2/15/15	9,000	9,980
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	3,240	3,887
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	3,983
Series 2008 B, 5% 7/1/15	30,000	33,752
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,382
Series 2009 A:
5% 7/1/15	12,850	14,457
5% 7/1/16	8,390	9,703
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,998
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	$ 1,350	$ 1,491
5% 11/15/15	2,325	2,654
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	7,300	7,416
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,103
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,324
Series 2010 B2, 4% 11/15/14	2,830	3,050
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,000	3,140
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(e)	26,400	26,461
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,691
Series 2010 A, 5% 4/1/17	1,000	1,181
Series 2011 A1:
5% 4/1/17	1,500	1,771
5% 4/1/18	3,500	4,201
New York Urban Dev. Corp. Rev.:
Series 2009 C:
5% 12/15/15	6,500	7,452
5% 12/15/16	17,000	20,103
Series 2011 A, 5% 3/15/21	18,425	22,667
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	2,450	2,469
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	5,475	5,483
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	23,023
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,470	7,186
		528,797
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	$ 1,200	$ 1,204
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,319
		5,523
Non State Specific - 0.0%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,082
North Carolina - 1.2%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,127
4% 6/1/18	1,280	1,459
4% 6/1/20	1,000	1,149
5% 6/1/19	1,305	1,581
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,768
5% 3/1/18	1,500	1,813
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,580
5% 11/1/15 (FSA Insured)	1,600	1,745
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	2,200	2,249
Series 2010 A:
5% 1/1/15	4,000	4,399
5% 1/1/16	6,035	6,852
Series 2012 D, 5% 1/1/14 (a)	3,000	3,155
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,392
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,682
5% 6/1/16	1,000	1,155
5% 6/1/17	3,220	3,793
5% 6/1/18	3,820	4,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,675	$ 4,099
Series 2008 A, 5.25% 1/1/20	2,000	2,351
		52,898
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	2,025
Ohio - 2.6%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,248
5% 6/1/17	3,500	3,754
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,342
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,134
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	829
5% 6/1/16 (FSA Insured)	1,105	1,240
5% 6/1/17 (FSA Insured)	1,160	1,319
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 D, 4.75%, tender 8/1/12 (b)	5,400	5,418
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	9,000	9,201
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,696
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,510
5% 10/1/15	6,505	7,350
Series 2010 C:
4% 10/1/15	3,200	3,514
5% 10/1/16	1,250	1,455
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,247
5% 10/1/15	4,535	5,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.: - continued
(Adult Correctional Bldg. Fund Proj.):
Series 2010 A, 5% 10/1/15	$ 1,185	$ 1,339
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	3,108
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,720
Series 2010 A, 5% 8/1/17	3,290	3,921
Series 2011 A, 5% 8/1/17	3,070	3,659
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,212
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	545
5% 1/15/17	1,000	1,135
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,895
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,162
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	11,509
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	1,981
5% 12/1/13	875	923
5% 12/1/14	2,275	2,474
		110,964
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,895
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,804
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,403
		11,102
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,684
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (b)(e)	$ 5,300	$ 5,408
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,032
5% 3/15/14	595	635
5% 3/15/15	2,500	2,754
5% 3/15/16	1,750	1,982
		14,495
Pennsylvania - 4.2%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,408
5% 1/1/15 (FSA Insured) (e)	1,000	1,066
5% 1/1/16 (FSA Insured) (e)	1,000	1,083
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,663
Series 2008 B, 5% 6/15/14	1,385	1,498
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,510
5% 8/15/14	1,955	2,128
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,065
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,113
5% 7/1/17	1,255	1,404
Montgomery County Indl. Dev. Series 2012 A, 3% 10/1/13	1,650	1,702
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,484
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,838
5% 3/1/19	2,310	2,688
5% 3/1/20	2,140	2,502
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,381
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	$ 10,600	$ 11,919
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,799
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,100	2,335
Seventh Series, 5% 10/1/12 (AMBAC Insured)	1,000	1,011
Philadelphia Gen. Oblig.:
Series 2007 A, 5% 8/1/12 (FSA Insured)	5,000	5,016
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,875
5% 12/15/15 (FSA Insured)	5,000	5,618
5% 12/15/16 (FSA Insured)	7,275	8,383
Series 2011:
4% 8/1/12	4,325	4,335
5.25% 8/1/17	6,165	7,095
5.25% 8/1/18	5,515	6,378
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	15,230
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,635
5% 6/15/16	6,000	6,843
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,962
5% 2/1/16 (FSA Insured)	5,620	6,239
Pittsburgh School District:
Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,305
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,719
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,584
5% 9/1/16 (FSA Insured)	1,685	1,944
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,600
5% 11/15/14	4,690	5,101
5% 11/15/15	2,420	2,707
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011: - continued
5% 6/1/19	$ 200	$ 237
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,457
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity)	2,355	2,355
		179,390
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	6,506
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000	1,017
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	9,600	9,630
		17,153
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,276
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,237
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,592
		12,105
South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011:
3% 11/1/12	1,400	1,410
5% 11/1/19	1,190	1,398
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,391
5% 12/1/20	1,000	1,235
Series 2012 C:
5% 12/1/13 (a)	2,400	2,519
5% 12/1/17 (a)	10,535	12,394
		21,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	$ 625	$ 673
5% 9/1/15	680	746
5% 9/1/16	500	562
5% 9/1/17	490	559
Series 2011:
5% 9/1/17	1,100	1,256
5% 9/1/18	1,200	1,372
5% 9/1/19	1,255	1,435
		6,603
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,030
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,498
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,933
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,046
5% 7/1/17	1,100	1,260
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,499
		15,266
Texas - 5.5%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,906
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,488
Series 2006 B, 6% 1/1/13	1,270	1,293
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,133
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	3,906
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,740
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,566
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,994
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	$ 1,000	$ 1,242
Corpus Christi Independent School District 4% 8/15/14	10,140	10,860
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,740
5% 11/1/15	5,000	5,648
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,963
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,259
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,489
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,462
Series 2009, 5% 2/15/16	1,375	1,582
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,017
5% 11/15/14	1,000	1,090
5% 11/15/16	500	576
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,052
5% 8/15/14	1,075	1,174
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,529
Series 2011 B, 3% 7/1/12	1,540	1,540
Series A:
5% 7/1/15	2,070	2,315
5% 7/1/16	1,080	1,243
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,084
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,734
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	8,745	8,829
2%, tender 6/1/14 (b)	5,850	5,996
Series 2005 A, 0% 2/15/16	4,500	4,363
Humble Independent School District Series 2009, 4% 2/15/13	400	409
Keller Independent School District 5% 2/15/14	3,750	4,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Klein Independent School District Series 2009 A, 5% 8/1/16	$ 2,195	$ 2,570
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	2,071
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,398
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,512
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,297
5% 5/15/15	2,120	2,375
5% 5/15/15 (Escrowed to Maturity)	5	6
5% 5/15/16	2,355	2,716
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,739
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,904
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,242
5% 7/1/18	3,030	3,544
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,077
North Texas Tollway Auth. Rev.:
Bonds Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	5,117
Series 2010 B1, 3.2% 1/1/13	2,275	2,303
Northside Independent School District Bonds 1.5%, tender 8/1/12 (b)	12,500	12,510
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,741
5% 5/15/20	6,000	7,396
5% 5/15/21	5,000	6,185
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,454
5% 2/15/15 (Escrowed to Maturity)	280	313
5% 2/15/16	2,000	2,276
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,721
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5% 11/15/12	1,950	1,982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	$ 4,685	$ 5,094
Texas Gen. Oblig.:
Series 2011 B, 2% 8/1/12 (e)	3,365	3,369
Series B, 0% 10/1/13	6,500	6,425
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,061
5% 9/1/15	835	933
5% 9/1/16	750	860
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	9,032
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,292
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,444
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,080
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	15,000	15,773
Series 2010 B, 5% 8/15/21	1,800	2,265
		237,331
Utah - 0.2%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/12 (AMBAC Insured)	3,800	3,787
0% 10/1/13 (AMBAC Insured)	3,760	3,685
		7,472
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,421
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,425
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	5,900	6,002
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,832
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	$ 8,000	$ 8,549
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,887
		18,270
Washington - 1.8%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,366
Series 2012 A, 5% 7/1/19	30,000	36,853
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,652
5% 1/1/21	1,865	2,247
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,463
5% 12/1/17	2,950	3,509
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,817
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Pre-Refunded to 11/1/12 @ 100) (e)	3,640	3,701
Series 2010 C:
5% 2/1/16 (e)	2,000	2,244
5% 2/1/17 (e)	2,500	2,850
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,357
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,952
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,087
5% 8/15/14	2,000	2,153
		76,251
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2%, tender 8/1/12 (b)(e)	13,000	13,008
Wisconsin - 1.1%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	1,720	1,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,325	$ 7,106
Series 2009 C, 4% 5/1/14	3,365	3,583
Series 2010 1:
5% 5/1/14	5,750	6,228
5% 5/1/15	8,005	8,994
5% 5/1/16	10,000	11,590
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,304
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,707
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	899
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,079
5% 12/15/15	1,105	1,236
5% 12/15/16	1,440	1,637
5% 12/15/17	1,540	1,773
		49,033
TOTAL MUNICIPAL BONDS (Cost $3,451,990)		3,599,300
Municipal Notes - 0.4%

California - 0.1%
California School Cash Reserve Prog. Auth. TRAN Series 2012 X, 2.5% 1/31/13	4,000	4,029
New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12	11,800	11,806
TOTAL MUNICIPAL NOTES (Cost $15,827)		15,835
Money Market Funds - 7.8%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.21% (c)(d) (Cost $338,204)	338,203,900	$ 338,204
TOTAL INVESTMENT PORTFOLIO - 91.9% (Cost $3,806,021)		3,953,339
NET OTHER ASSETS (LIABILITIES) - 8.1%		348,599
NET ASSETS - 100%		$ 4,301,938
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 280
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,615,135	$ -	$ 3,615,135	$ -
Money Market Funds	338,204	338,204	-	-
Total Investments in Securities:	$ 3,953,339	$ 338,204	$ 3,615,135	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.1%
Electric Utilities	12.8%
Special Tax	11.1%
Health Care	8.6%
Water & Sewer	5.7%
Transportation	5.2%
Others (Individually Less Than 5%)	8.6%
Short-Term Investments and Net Other Assets	15.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,467,817)	$ 3,615,135
Fidelity Central Funds (cost $338,204)	338,204
Total Investments (cost $3,806,021)		$ 3,953,339
Cash		350,577
Receivable for fund shares sold		5,368
Interest receivable		40,213
Distributions receivable from Fidelity Central Funds		58
Other receivables		79
Total assets		4,349,634

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 40,825
Payable for fund shares redeemed	2,478
Distributions payable	1,663
Accrued management fee	1,305
Distribution and service plan fees payable	155
Other affiliated payables	1,194
Other payables and accrued expenses	76
Total liabilities		47,696

Net Assets		$ 4,301,938
Net Assets consist of:
Paid in capital		$ 4,151,057
Undistributed net investment income		245
Accumulated undistributed net realized gain (loss) on investments		3,318
Net unrealized appreciation (depreciation) on investments		147,318
Net Assets		$ 4,301,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($365,613 ÷ 33,625 shares)	$ 10.87

Maximum offering price per share (100/97.25 of $10.87)	$ 11.18
Class T: Net Asset Value and redemption price per share ($25,579 ÷ 2,357 shares)	$ 10.85

Maximum offering price per share (100/97.25 of $10.85)	$ 11.16
Class B: Net Asset Value and offering price per share ($1,456 ÷ 134 shares)A	$ 10.87

Class C: Net Asset Value and offering price per share ($88,394 ÷ 8,144 shares)A	$ 10.85

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,623,040 ÷ 333,766 shares)	$ 10.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($197,856 ÷ 18,218 shares)	$ 10.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 49,992
Income from Fidelity Central Funds		280
Total income		50,272

Expenses
Management fee	$ 7,806
Transfer agent fees	2,075
Distribution and service plan fees	919
Accounting fees and expenses	315
Custodian fees and expenses	22
Independent trustees' compensation	7
Registration fees	154
Audit	26
Legal	5
Miscellaneous	22
Total expenses before reductions	11,351
Expense reductions	(130)	11,221
Net investment income (loss)		39,051
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,318
Change in net unrealized appreciation (depreciation) on investment securities		10,912
Net gain (loss)		14,230
Net increase (decrease) in net assets resulting from operations		$ 53,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,051	$ 80,340
Net realized gain (loss)	3,318	2,116
Change in net unrealized appreciation (depreciation)	10,912	76,652
Net increase (decrease) in net assets resulting from operations	53,281	159,108
Distributions to shareholders from net investment income	(35,890)	(83,163)
Distributions to shareholders from net realized gain	-	(2,965)
Total distributions	(35,890)	(86,128)
Share transactions - net increase (decrease)	167,121	142,426
Redemption fees	27	46
Total increase (decrease) in net assets	184,539	215,452

Net Assets
Beginning of period	4,117,399	3,901,947
End of period (including undistributed net investment income of $245 and distributions in excess of net investment income of $2,916, respectively)	$ 4,301,938	$ 4,117,399

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 10.62	$ 10.64	$ 10.35	$ 10.33	$ 10.21
Income from Investment Operations
Net investment income (loss) E	.085	.198	.209	.254	.298	.302
Net realized and unrealized gain (loss)	.032	.225	(.016)	.294	.021	.118
Total from investment operations	.117	.423	.193	.548	.319	.420
Distributions from net investment income	(.077)	(.205)	(.209)	(.258)	(.300)	(.300)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.077)	(.213)	(.213)	(.258)	(.300)	(.300)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.87	$ 10.83	$ 10.62	$ 10.64	$ 10.35	$ 10.33
Total Return B, C, D	1.08%	4.03%	1.81%	5.34%	3.13%	4.19%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.77%	.78%	.79%	.75%	.71%
Expenses net of fee waivers, if any	.80% A	.77%	.78%	.78%	.75%	.71%
Expenses net of all reductions	.79% A	.77%	.77%	.78%	.72%	.64%
Net investment income (loss)	1.58% A	1.85%	1.95%	2.41%	2.90%	2.95%
Supplemental Data
Net assets, end of period (in millions)	$ 366	$ 336	$ 200	$ 169	$ 58	$ 12
Portfolio turnover rate G	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Income from Investment Operations
Net investment income (loss) E	.086	.199	.211	.255	.300	.297
Net realized and unrealized gain (loss)	.032	.226	(.026)	.294	.029	.120
Total from investment operations	.118	.425	.185	.549	.329	.417
Distributions from net investment income	(.078)	(.207)	(.211)	(.259)	(.300)	(.297)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.078)	(.215)	(.215)	(.259)	(.300)	(.297)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Total Return B, C, D	1.10%	4.05%	1.74%	5.36%	3.24%	4.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.76%	.76%	.77%	.74%	.74%
Expenses net of fee waivers, if any	.77% A	.76%	.76%	.77%	.74%	.74%
Expenses net of all reductions	.77% A	.76%	.75%	.77%	.72%	.69%
Net investment income (loss)	1.60% A	1.86%	1.97%	2.42%	2.90%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 26	$ 24	$ 23	$ 15	$ 10
Portfolio turnover rate G	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.61	$ 10.64	$ 10.35	$ 10.32	$ 10.20
Income from Investment Operations
Net investment income (loss) E	.050	.128	.139	.186	.230	.228
Net realized and unrealized gain (loss)	.042	.226	(.026)	.293	.029	.121
Total from investment operations	.092	.354	.113	.479	.259	.349
Distributions from net investment income	(.042)	(.136)	(.139)	(.189)	(.230)	(.229)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.042)	(.144)	(.143)	(.189)	(.230)	(.229)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.87	$ 10.82	$ 10.61	$ 10.64	$ 10.35	$ 10.32
Total Return B, C, D	.85%	3.36%	1.06%	4.66%	2.54%	3.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.43%	1.44%	1.46%	1.43%	1.41%
Expenses net of fee waivers, if any	1.45% A	1.42%	1.43%	1.43%	1.43%	1.41%
Expenses net of all reductions	1.44% A	1.42%	1.42%	1.43%	1.40%	1.36%
Net investment income (loss)	.92% A	1.19%	1.30%	1.77%	2.22%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 2	$ 1
Portfolio turnover rate G	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.33	$ 10.31	$ 10.19
Income from Investment Operations
Net investment income (loss) E	.045	.117	.129	.175	.220	.219
Net realized and unrealized gain (loss)	.032	.226	(.026)	.303	.020	.120
Total from investment operations	.077	.343	.103	.478	.240	.339
Distributions from net investment income	(.037)	(.125)	(.129)	(.178)	(.221)	(.219)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.037)	(.133)	(.133)	(.178)	(.221)	(.219)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.33	$ 10.31
Total Return B, C, D	.71%	3.25%	.96%	4.66%	2.35%	3.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.52%	1.53%	1.50%	1.51%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.52%	1.53%	1.50%	1.51%
Expenses net of all reductions	1.54% A	1.52%	1.52%	1.53%	1.48%	1.45%
Net investment income (loss)	.83% A	1.09%	1.20%	1.67%	2.14%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 88	$ 79	$ 77	$ 56	$ 20	$ 6
Portfolio turnover rate G	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Intermediate Municipal Income

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Income from Investment Operations
Net investment income (loss) D	.102	.228	.240	.284	.326	.323
Net realized and unrealized gain (loss)	.042	.227	(.026)	.293	.029	.120
Total from investment operations	.144	.455	.214	.577	.355	.443
Distributions from net investment income	(.094)	(.237)	(.240)	(.287)	(.326)	(.323)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.094)	(.245)	(.244)	(.287)	(.326)	(.323)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 10.86	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Total Return B, C	1.34%	4.34%	2.02%	5.64%	3.50%	4.43%
Ratios to Average Net Assets E, G
Expenses before reductions	.48% A	.48%	.48%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.48% A	.48%	.48%	.50%	.49%	.49%
Expenses net of all reductions	.48% A	.48%	.48%	.50%	.47%	.43%
Net investment income (loss)	1.89% A	2.14%	2.24%	2.69%	3.15%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$ 3,623	$ 3,523	$ 3,456	$ 3,153	$ 1,870	$ 1,650
Portfolio turnover rate F	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.61	$ 10.63	$ 10.34	$ 10.32	$ 10.20
Income from Investment Operations
Net investment income (loss) D	.099	.224	.235	.281	.321	.320
Net realized and unrealized gain (loss)	.042	.216	(.015)	.293	.022	.120
Total from investment operations	.141	.440	.220	.574	.343	.440
Distributions from net investment income	(.091)	(.232)	(.236)	(.284)	(.324)	(.320)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.091)	(.240)	(.240)	(.284)	(.324)	(.320)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 10.86	$ 10.81	$ 10.61	$ 10.63	$ 10.34	$ 10.32
Total Return B, C	1.31%	4.19%	2.07%	5.61%	3.38%	4.39%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.52%	.53%	.55%	.51%	.52%
Expenses net of fee waivers, if any	.53% A	.52%	.53%	.53%	.51%	.52%
Expenses net of all reductions	.53% A	.52%	.52%	.53%	.49%	.45%
Net investment income (loss)	1.84% A	2.09%	2.20%	2.66%	3.13%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 198	$ 152	$ 142	$ 92	$ 32	$ 5
Portfolio turnover rate F	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 149,454
Gross unrealized depreciation	(2,136)
Net unrealized appreciation (depreciation) on securities and other investments	$ 147,318

Tax cost	$ 3,806,021

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $497,798 and $427,553, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 456	$ 29
Class T	-%	.25%	34	1
Class B	.65%	.25%	7	5
Class C	.75%	.25%	422	139
			$ 919	$ 174

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23
Class T	5
Class B*	1
Class C*	11
$ 40

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 276.15
Class T	17.13
Class B	1.15
Class C	61.14
Short-Intermediate Municipal Income	1,599.09
Institutional Class	121.14
	$ 2,075

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $22 and $108, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Class A	$ 2,581	$ 4,211
Class T	194	467
Class B	6	27
Class C	284	838
Short-Intermediate Municipal Income	31,361	74,599
Institutional Class	1,464	3,021
Total	$ 35,890	$ 83,163
From net realized gain
Class A	$ -	$ 216
Class T	-	19
Class B	-	1
Class C	-	57
Short-Intermediate Municipal Income	-	2,565
Institutional Class	-	107
Total	$ -	$ 2,965

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Class A
Shares sold	14,034	22,096	$ 152,609	$ 237,519
Reinvestment of distributions	191	303	2,077	3,252
Shares redeemed	(11,623)	(10,223)	(126,290)	(109,361)
Net increase (decrease)	2,602	12,176	$ 28,396	$ 131,410
Class T
Shares sold	349	881	$ 3,775	$ 9,442
Reinvestment of distributions	15	35	159	373
Shares redeemed	(439)	(774)	(4,761)	(8,240)
Net increase (decrease)	(75)	142	$ (827)	$ 1,575
Class B
Shares sold	15	27	$ 171	$ 297
Reinvestment of distributions	1	2	4	19
Shares redeemed	(31)	(114)	(341)	(1,225)
Net increase (decrease)	(15)	(85)	$ (166)	$ (909)
Class C
Shares sold	1,738	2,509	$ 18,857	$ 26,904
Reinvestment of distributions	20	62	219	661
Shares redeemed	(889)	(2,549)	(9,639)	(27,188)
Net increase (decrease)	869	22	$ 9,437	$ 377
Short-Intermediate Municipal Income
Shares sold	51,847	106,091	$ 562,542	$ 1,133,522
Reinvestment of distributions	2,085	5,180	22,636	55,411
Shares redeemed	(46,093)	(111,332)	(500,105)	(1,186,447)
Net increase (decrease)	7,839	(61)	$ 85,073	$ 2,486
Institutional Class
Shares sold	8,229	8,223	$ 89,360	$ 87,964
Reinvestment of distributions	69	115	754	1,228
Shares redeemed	(4,137)	(7,651)	(44,906)	(81,705)
Net increase (decrease)	4,161	687	$ 45,208	$ 7,487

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTM-USAN-0812
1.803547.108

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Short-Intermediate

Municipal Income

Fund - Institutional Class

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Short-Intermediate
Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Class A	.80%
Actual		$ 1,000.00	$ 1,010.80	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.02
Class T	.77%
Actual		$ 1,000.00	$ 1,011.00	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87
Class B	1.45%
Actual		$ 1,000.00	$ 1,008.50	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class C	1.54%
Actual		$ 1,000.00	$ 1,007.10	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.72
Short-Intermediate Municipal Income	.48%
Actual		$ 1,000.00	$ 1,013.40	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.41
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,013.10	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
New York	12.6	13.3
California	11.4	10.6
Florida	8.3	7.0
Illinois	7.4	7.5
Texas	5.5	5.7
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.1	34.0
Electric Utilities	12.8	13.4
Special Tax	11.1	10.5
Health Care	8.6	9.8
Water & Sewer	5.7	4.1
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	3.2	3.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	2.8	2.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 8.5%	AAA 6.4%
AA,A 69.7%	AA,A 71.5%
BBB 4.2%	BBB 5.5%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.6%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 15.9%	Short-Term Investments and Net Other Assets 14.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 83.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Jefferson County Swr. Rev. Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100)	$ 2,070	$ 2,077
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2007 B, 4.875%, tender 3/19/13 (b)	2,615	2,693
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12 (Escrowed to Maturity)	750	765
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,231
		6,766
Arizona - 3.4%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,415
5% 10/1/16 (FSA Insured)	13,000	14,816
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,045
Series 2008 D:
5% 1/1/13	3,250	3,324
5% 1/1/14	2,000	2,130
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,985
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,176
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,171
Series 2008:
5.5% 9/1/13	18,780	19,874
5.5% 9/1/16	1,385	1,603
Series A, 5% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,280	3,304
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,225
5% 10/1/20	5,180	6,328
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,481
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	5,211
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	$ 12,085	$ 13,429
5% 7/1/18	5,200	5,801
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,801
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2003 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750	750
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,589
Series 2009 B, 5% 7/1/16	5,090	5,943
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/19	3,225	3,844
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,404
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,726
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,405
5% 7/1/17	3,315	3,735
5% 7/1/18	3,365	3,810
		146,325
California - 11.3%
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13 (a)	3,000	3,095
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/17	12,000	14,310
Series 2010 M, 5% 5/1/16	8,000	9,305
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,407
Series 2004 A, 5.25% 7/1/12	6,010	6,010
Series 2009 A:
5% 7/1/15	3,660	3,971
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,774
5.25% 7/1/13 (Escrowed to Maturity)	1,185	1,243
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,317
5.25% 7/1/14	1,780	1,948
5.25% 7/1/14 (Escrowed to Maturity)	520	571
California Gen. Oblig.:
5% 9/1/12	1,700	1,712
5% 10/1/12	12,600	12,739
5% 11/1/13	9,060	9,602
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 9/1/18	$ 7,500	$ 8,879
5% 9/1/19	20,000	23,878
5% 9/1/20	20,000	23,912
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,495	2,738
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,152
(Sutter Health Proj.) Series 2008 A, 5% 8/15/12	1,325	1,332
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	3,123
Series 2009 F, 5%, tender 7/1/14 (b)	3,200	3,446
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,669
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	37,164
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	2,375
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,050
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,185
5% 10/1/19	1,490	1,726
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,584
5% 10/1/19	5,000	5,787
5% 10/1/20	2,525	2,931
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,152
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,768
Series 2009 J, 5% 11/1/17	2,300	2,657
Series 2010 A:
5% 3/1/16	2,000	2,236
5% 3/1/17	5,405	6,156
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,418
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	$ 1,000	$ 1,034
5% 6/15/13	16,650	17,381
Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	4,000	4,657
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,328
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds Series 2011 A2, 0.53%, tender 7/1/14 (b)	56,000	56,033
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,095
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	3,030	3,177
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,351
Series 2009 B, 5% 7/1/17	12,905	15,495
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,738
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	25,354
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,702
5% 3/1/19	2,935	3,396
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	11,243
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,328
5% 12/1/17	9,790	11,369
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,812
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,468
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,500	2,564
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,065
5% 7/1/14	1,120	1,214
5% 7/1/15	2,170	2,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev.: - continued
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	$ 2,000	$ 2,181
5% 7/1/18	2,000	2,386
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	6,875
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17 (a)	1,750	1,932
5% 6/1/17 (a)	3,700	4,257
5% 6/1/18 (a)	6,470	7,491
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,828
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,084
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	6,014
5% 8/1/18	8,000	8,995
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,113
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,635
5% 5/15/15	1,845	2,070
Series 2009 B, 5% 5/15/14	7,000	7,591
		484,008
Colorado - 0.2%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 F:
5% 11/15/12	380	386
5% 11/15/12 (Escrowed to Maturity)	845	860
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	4,200	4,626
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	593
		6,465
Connecticut - 1.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,300	4,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig. (Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	$ 29,500	$ 32,702
Connecticut Health & Ed. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	2,700	2,719
Series D, 4% 7/1/14	1,000	1,058
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300	4,577
Series 2009 1:
5% 2/1/14	2,500	2,677
5% 2/1/15	11,995	13,327
Series 2011 A, 5% 12/1/18	5,575	6,800
Hartford Gen. Oblig. Series A, 5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,005
		69,183
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,094
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,860
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,636
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,591
		21,181
Florida - 8.3%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,275
5% 12/1/15	4,395	4,794
Broward County Arpt. Sys. Rev. Series 2012 P1, 3% 10/1/13 (e)	4,000	4,114
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,081
Series 2012 A:
5% 7/1/19	7,000	8,165
5% 7/1/20	15,070	17,569
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,409
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.: - continued
Series 2010 A3, 1.93% 6/1/13 (b)	$ 47,300	$ 47,694
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,516
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,191
Series 2011:
4% 12/1/16	1,265	1,414
5% 12/1/17	1,685	1,974
5% 12/1/18	685	814
5% 12/1/19	1,820	2,180
5% 12/1/20	1,000	1,202
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,462
5% 10/1/16	1,530	1,724
5% 10/1/17	1,455	1,659
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,545
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,905
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,386
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,489
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,455
Series 2009 D, 5.5% 6/1/16	7,910	9,370
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,505
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	22,262
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	2,052
5% 10/1/20	1,000	1,209
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,633
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	16,650	16,740
Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	$ 1,310	$ 1,310
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,835
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,116
5% 9/1/17	1,000	1,172
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B, 5% 10/1/12	7,350	7,434
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,357
Kissimmee Util. Auth. Elec. Sys. Rev.:
Series 2003:
5.25% 10/1/14	775	844
5.25% 10/1/15	3,525	3,958
Series 2011, 2% 10/1/12	2,195	2,204
Lakeland Hosp. Sys. Rev. Series 2011, 3% 11/15/12	1,000	1,005
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,073
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,188
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,365
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,119
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,443
5% 10/1/16	1,000	1,127
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	2,500	2,573
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,038
5% 11/1/15 (FSA Insured)	1,825	2,027
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,569
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,786
Series 2010 C, 5% 10/1/17	1,895	2,256
Series 2011 B:
5% 10/1/18	2,250	2,716
5% 10/1/19	2,325	2,842
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	$ 4,465	$ 5,007
5% 10/1/19 (e)	2,025	2,277
5% 10/1/18 (e)	2,745	3,078
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,143
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,589
5% 7/1/14	2,000	2,149
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,704
Series 2011, 5% 10/1/19	5,590	6,880
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,896
5% 11/15/17	1,500	1,769
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,201
5% 10/1/15 (FSA Insured) (e)	2,920	3,278
5% 10/1/16 (FSA Insured) (e)	6,000	6,899
5% 10/1/17 (FSA Insured) (e)	5,000	5,829
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,318
		358,232
Georgia - 3.0%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	5,000	5,058
Atlanta Arpt. Rev. Series 2011 B, 5% 1/1/13 (e)	1,000	1,021
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,000	8,194
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,450	3,474
1.2%, tender 4/1/14 (b)	4,800	4,833
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	3,500	3,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	$ 1,555	$ 1,577
5% 11/1/13	7,550	7,988
5% 11/1/14	7,490	8,098
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,821
5% 1/1/20	4,000	4,865
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,202
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	17,900	17,907
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	11,500	11,634
Muni. Elec. Auth. of Georgia:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,383
(Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,044
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,305
Series 2008 D:
5.75% 1/1/19	14,890	18,102
5.75% 1/1/20	3,555	4,317
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/12	1,000	1,010
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,379
5% 1/1/15	1,040	1,126
5% 1/1/16	2,415	2,661
5% 1/1/18	1,530	1,716
		128,256
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	4,340
Series 2011, 5% 7/1/19 (e)	4,000	4,668
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,884
5% 6/1/16 (Escrowed to Maturity)	2,895	3,384
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig.: - continued
Series DY:
5% 2/1/15	$ 3,500	$ 3,894
5% 2/1/16	4,000	4,597
		29,767
Illinois - 7.4%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,800
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,754
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,526
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,608
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,139
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	11,616
Series 2012 B:
5.125% 1/1/15	995	1,108
5.125% 1/1/15 (AMBAC Insured)	3,000	3,269
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,920
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,792
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18	2,850	2,850
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,404
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/13 (FSA Insured)	4,000	4,089
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,155
Series 2010 E:
5% 1/1/15 (e)	4,000	4,382
5% 1/1/16 (e)	1,500	1,688
Series 2011 B, 5% 1/1/18	6,500	7,564
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,964
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,900
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,329
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.: - continued
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	$ 415	$ 492
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,935
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,771
Series 2010, 2.125%, tender 7/1/14 (b)	11,500	11,597
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,438
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	611
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	750
5% 7/1/13	415	431
5% 7/1/15	1,000	1,100
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,292
5% 5/15/17	3,520	3,958
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,069
5% 5/1/14	2,000	2,135
5.75% 5/1/19	2,650	3,141
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,380
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,901
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,280
Illinois Gen. Oblig.:
Series 1, 5.25% 8/1/12 (Escrowed to Maturity)	2,865	2,876
Series 2002:
5% 10/1/16 (Pre-Refunded to 10/1/12 @ 100)	3,515	3,556
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,657
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	3,973
Series 2004 B, 5% 3/1/14	15,500	16,462
Series 2004, 5% 11/1/16	11,000	12,360
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2005:
5% 4/1/13 (AMBAC Insured)	$ 5,000	$ 5,161
5% 4/1/17 (AMBAC Insured)	8,050	8,749
Series 2007 A, 5.5% 6/1/15	1,000	1,103
Series 2007 B, 5% 1/1/17	9,835	10,988
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,112
Series 2010:
4% 1/1/13	3,695	3,756
5% 1/1/15 (FSA Insured)	20,000	21,561
Series 2012:
2% 2/1/13	9,500	9,575
3% 8/1/13	4,800	4,915
4% 3/1/14	5,000	5,229
5% 3/1/13	5,000	5,143
5% 3/1/19	5,500	6,209
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,467
5% 5/15/16 (FSA Insured)	2,325	2,610
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,461
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,667
4.5% 6/15/17	6,075	6,990
Series 2010, 5% 6/15/15	8,800	9,865
Series 2011, 4% 6/15/13	2,600	2,688
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	564
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,412
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,662
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,522
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	673
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,305
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,025	1,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/14 (FSA Insured)	$ 875	$ 849
0% 11/1/16 (Escrowed to Maturity)	740	708
0% 11/1/16 (FSA Insured)	2,235	2,064
		319,037
Indiana - 1.8%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,174
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,742
5% 5/1/15	6,420	7,046
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,379
5% 12/1/15	2,135	2,423
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,868
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,702
Series 2010 A, 5% 2/1/17	2,800	3,302
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,477
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (b)	3,400	3,461
Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,200
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,739
5% 1/1/20	1,250	1,486
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2002 A, 5.5% 7/1/16	5,000	5,000
Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	572
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,679
5% 10/1/17	5,000	5,788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,107
Logansport High School Bldg. Corp. Series 2005, 5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,076
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,586
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	569
5% 7/1/15	315	354
5% 7/1/16	500	578
Series Z-1:
5% 7/1/16	1,215	1,404
5% 7/1/17	1,000	1,181
5% 7/1/18	1,500	1,807
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,145
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,111
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,327
		79,283
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,892
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	631
5% 11/15/15	625	703
5% 11/15/16	875	1,008
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	690
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,160
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,598
5% 11/15/15	6,245	6,892
5% 11/15/16	5,410	6,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.: - continued
Series 2011 IV A:
5% 11/15/18	$ 2,250	$ 2,599
5% 11/15/20	2,745	3,157
		26,551
Kentucky - 0.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	783
4% 2/1/15	1,495	1,590
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,222
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,432
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	509
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,918
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (b)	6,000	6,000
Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,415
Series 2007 B, 1.6%, tender 6/1/17 (b)	8,000	7,985
		32,854
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,638
5% 7/1/16	2,000	2,249
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,071
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,108
		10,066
Maryland - 1.2%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	19,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	$ 2,400	$ 2,492
5% 7/1/14	3,500	3,736
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,494
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,923
Series 2011 A, 5% 7/1/20	16,000	19,691
		49,464
Massachusetts - 1.9%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,084
5% 5/15/16	4,400	5,136
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,823
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,549
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,636
4% 7/1/16	1,000	1,124
5% 7/1/13	1,000	1,046
Series Q2:
4% 7/1/15	1,170	1,276
4% 7/1/16	1,000	1,124
5% 7/1/13	1,100	1,151
5% 7/1/14	1,080	1,169
5% 7/1/17	1,370	1,630
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,630
5% 1/1/16	1,300	1,429
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	8,100	8,226
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,495	2,536
Series 2004 B, 5.25% 8/1/20	12,700	16,011
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	7,000	7,253
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	$ 3,300	$ 3,371
5% 12/15/13 (FSA Insured)	4,325	4,615
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	4,010
		81,829
Michigan - 2.3%
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,240
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,281
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,816
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,328
5% 5/1/20	2,000	2,327
5% 5/1/21	1,810	2,113
Detroit Swr. Disp. Rev. Series 2006 D, 0.914% 7/1/32 (b)	4,075	3,069
Grand Rapids Cmnty. College 5% 5/1/13 (FSA Insured)	1,305	1,354
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,513
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,050
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,455
5% 11/15/19	1,000	1,166
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,325
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	675	688
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,496
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	11,000	11,312
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,654
5% 10/1/15	1,750	1,992
5% 10/1/15	3,250	3,700
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	$ 1,645	$ 1,705
5% 5/1/14	2,140	2,303
5% 5/1/15	1,845	2,034
5% 5/1/16	1,865	2,113
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,232
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (e)	1,400	1,558
Series 2011 A, 5% 12/1/19 (e)	22,700	25,359
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,553
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,345
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,713
		98,794
Minnesota - 0.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,022
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,416
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,459
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	634
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,102
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,141
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	5,900	6,811
		14,585
Mississippi - 0.1%
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,917
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2011 B, 3% 7/1/12	1,000	1,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev. Series C:
4% 1/1/15	$ 2,360	$ 2,554
4% 1/1/16	2,195	2,431
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,208
		9,193
Nevada - 1.5%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	3,127
5% 7/1/15	3,500	3,898
Series A1, 5% 7/1/12 (AMBAC Insured) (e)	2,000	2,000
Clark County Fuel Tax Series 2008, 5% 6/1/13 (Escrowed to Maturity)	5,815	6,065
Clark County School District:
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,236
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	23,857
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	3,104
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,617
Series 2012 B, 5% 8/1/20	2,230	2,706
		64,610
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011, 3% 10/1/12	1,050	1,055
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17 (a)	3,000	3,398
5% 2/1/18 (a)	2,500	2,871
		7,324
New Jersey - 2.6%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	831
Series 2009 A:
5% 6/15/15	11,285	12,501
5% 6/15/16	6,500	7,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	$ 7,000	$ 7,586
Series 2001 A, 5.5% 6/15/13 (Escrowed to Maturity)	1,090	1,144
Series 2005 K, 5.25% 12/15/14 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790	1,978
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	7,106
Series 2008 W, 5% 3/1/15	10,400	11,511
Series 2009 BB, 5% 9/1/15	3,390	3,812
Series 2011 EE, 5% 9/1/20	5,000	5,970
Series 2012:
5% 6/15/13	2,000	2,082
5% 6/15/18	10,600	11,993
New Jersey Gen. Oblig. Series H, 5.25% 7/1/15 (FSA Insured)	5,000	5,678
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	5,011
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.93%, tender 12/22/14 (b)	15,400	15,450
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,315	3,734
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,911
Series 2003 B. 5.25% 12/15/19	3,000	3,660
		113,326
New Mexico - 1.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,924
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,714
Series 2010 A1:
4% 12/1/15	3,700	4,033
4% 12/1/16	6,750	7,479
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,281
		47,431
New York - 12.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,019
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	$ 1,100	$ 1,268
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	740
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14	2,000	2,173
Series 2010 A, 5% 5/1/15	5,000	5,566
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	6,038
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,004
Series 2005 D, 5% 8/1/12 (Escrowed to Maturity)	4,925	4,942
Series 2005 F1, 5% 9/1/15	3,560	4,031
Series 2008 E, 5% 8/1/12	5,000	5,017
Series 2009 C:
5% 8/1/13	6,445	6,772
5% 8/1/13 (Escrowed to Maturity)	555	583
Series B, 5% 8/1/14	10,000	10,937
Series C:
5% 8/1/12	14,450	14,500
5% 8/1/12 (Escrowed to Maturity)	5,320	5,338
Series G:
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,805	3,820
5.625% 8/1/13 (Pre-Refunded to 8/1/12 @ 100)	1,270	1,275
Series K:
5% 8/1/12	2,335	2,343
5% 8/1/12 (Escrowed to Maturity)	2,025	2,032
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,693
Series 2010 B:
5% 11/1/17	30,000	36,152
5% 11/1/20	5,950	7,269
Series 2010 D:
5% 11/1/15	8,300	9,491
5% 11/1/17	10,115	12,189
Series 2012 A:
5% 11/1/17	7,000	8,436
5% 11/1/20	4,500	5,585
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series E, 4% 11/1/12	$ 6,790	$ 6,874
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (b)	5,500	5,500
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,875
Series 2012 A, 4% 5/15/20	8,000	9,140
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/13	3,545	3,663
5% 3/15/14	3,745	4,038
5% 3/15/15	4,000	4,469
Series 2009 D:
5% 6/15/14	9,890	10,772
5% 6/15/15	16,075	18,121
5% 6/15/16	9,330	10,876
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	11
Series A:
5% 2/15/14	9,840	10,571
5% 2/15/15	8,775	9,774
5% 2/15/15 (Escrowed to Maturity)	5	6
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	1,980	2,024
5.75% 7/1/13 (AMBAC Insured)	570	583
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,814
5% 8/15/14	7,755	8,465
Series 2009 A1, 5% 2/15/15	9,000	9,980
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	3,240	3,887
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	3,983
Series 2008 B, 5% 7/1/15	30,000	33,752
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,382
Series 2009 A:
5% 7/1/15	12,850	14,457
5% 7/1/16	8,390	9,703
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,998
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	$ 1,350	$ 1,491
5% 11/15/15	2,325	2,654
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	7,300	7,416
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,103
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,324
Series 2010 B2, 4% 11/15/14	2,830	3,050
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,000	3,140
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(e)	26,400	26,461
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,691
Series 2010 A, 5% 4/1/17	1,000	1,181
Series 2011 A1:
5% 4/1/17	1,500	1,771
5% 4/1/18	3,500	4,201
New York Urban Dev. Corp. Rev.:
Series 2009 C:
5% 12/15/15	6,500	7,452
5% 12/15/16	17,000	20,103
Series 2011 A, 5% 3/15/21	18,425	22,667
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	2,450	2,469
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	5,475	5,483
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	23,023
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,470	7,186
		528,797
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	$ 1,200	$ 1,204
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,319
		5,523
Non State Specific - 0.0%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,082
North Carolina - 1.2%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,127
4% 6/1/18	1,280	1,459
4% 6/1/20	1,000	1,149
5% 6/1/19	1,305	1,581
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,768
5% 3/1/18	1,500	1,813
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,580
5% 11/1/15 (FSA Insured)	1,600	1,745
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	2,200	2,249
Series 2010 A:
5% 1/1/15	4,000	4,399
5% 1/1/16	6,035	6,852
Series 2012 D, 5% 1/1/14 (a)	3,000	3,155
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,392
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,682
5% 6/1/16	1,000	1,155
5% 6/1/17	3,220	3,793
5% 6/1/18	3,820	4,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,675	$ 4,099
Series 2008 A, 5.25% 1/1/20	2,000	2,351
		52,898
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	2,025
Ohio - 2.6%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,248
5% 6/1/17	3,500	3,754
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,342
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,134
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	829
5% 6/1/16 (FSA Insured)	1,105	1,240
5% 6/1/17 (FSA Insured)	1,160	1,319
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 D, 4.75%, tender 8/1/12 (b)	5,400	5,418
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	9,000	9,201
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,696
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,510
5% 10/1/15	6,505	7,350
Series 2010 C:
4% 10/1/15	3,200	3,514
5% 10/1/16	1,250	1,455
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,247
5% 10/1/15	4,535	5,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.: - continued
(Adult Correctional Bldg. Fund Proj.):
Series 2010 A, 5% 10/1/15	$ 1,185	$ 1,339
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	3,108
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,720
Series 2010 A, 5% 8/1/17	3,290	3,921
Series 2011 A, 5% 8/1/17	3,070	3,659
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,212
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	545
5% 1/15/17	1,000	1,135
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,895
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,162
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	11,509
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	1,981
5% 12/1/13	875	923
5% 12/1/14	2,275	2,474
		110,964
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,895
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,804
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,403
		11,102
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,684
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (b)(e)	$ 5,300	$ 5,408
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,032
5% 3/15/14	595	635
5% 3/15/15	2,500	2,754
5% 3/15/16	1,750	1,982
		14,495
Pennsylvania - 4.2%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,408
5% 1/1/15 (FSA Insured) (e)	1,000	1,066
5% 1/1/16 (FSA Insured) (e)	1,000	1,083
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,663
Series 2008 B, 5% 6/15/14	1,385	1,498
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,510
5% 8/15/14	1,955	2,128
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,065
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,113
5% 7/1/17	1,255	1,404
Montgomery County Indl. Dev. Series 2012 A, 3% 10/1/13	1,650	1,702
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,484
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,838
5% 3/1/19	2,310	2,688
5% 3/1/20	2,140	2,502
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,381
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	$ 10,600	$ 11,919
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,799
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,100	2,335
Seventh Series, 5% 10/1/12 (AMBAC Insured)	1,000	1,011
Philadelphia Gen. Oblig.:
Series 2007 A, 5% 8/1/12 (FSA Insured)	5,000	5,016
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,875
5% 12/15/15 (FSA Insured)	5,000	5,618
5% 12/15/16 (FSA Insured)	7,275	8,383
Series 2011:
4% 8/1/12	4,325	4,335
5.25% 8/1/17	6,165	7,095
5.25% 8/1/18	5,515	6,378
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	15,230
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,635
5% 6/15/16	6,000	6,843
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,962
5% 2/1/16 (FSA Insured)	5,620	6,239
Pittsburgh School District:
Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,305
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,719
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,584
5% 9/1/16 (FSA Insured)	1,685	1,944
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,600
5% 11/15/14	4,690	5,101
5% 11/15/15	2,420	2,707
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011: - continued
5% 6/1/19	$ 200	$ 237
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,457
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity)	2,355	2,355
		179,390
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	6,506
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000	1,017
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	9,600	9,630
		17,153
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,276
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,237
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,592
		12,105
South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011:
3% 11/1/12	1,400	1,410
5% 11/1/19	1,190	1,398
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,391
5% 12/1/20	1,000	1,235
Series 2012 C:
5% 12/1/13 (a)	2,400	2,519
5% 12/1/17 (a)	10,535	12,394
		21,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	$ 625	$ 673
5% 9/1/15	680	746
5% 9/1/16	500	562
5% 9/1/17	490	559
Series 2011:
5% 9/1/17	1,100	1,256
5% 9/1/18	1,200	1,372
5% 9/1/19	1,255	1,435
		6,603
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,030
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,498
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,933
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,046
5% 7/1/17	1,100	1,260
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,499
		15,266
Texas - 5.5%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,906
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,488
Series 2006 B, 6% 1/1/13	1,270	1,293
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,133
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	3,906
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,740
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,566
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,994
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	$ 1,000	$ 1,242
Corpus Christi Independent School District 4% 8/15/14	10,140	10,860
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,740
5% 11/1/15	5,000	5,648
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,963
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,259
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,489
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,462
Series 2009, 5% 2/15/16	1,375	1,582
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,017
5% 11/15/14	1,000	1,090
5% 11/15/16	500	576
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,052
5% 8/15/14	1,075	1,174
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,529
Series 2011 B, 3% 7/1/12	1,540	1,540
Series A:
5% 7/1/15	2,070	2,315
5% 7/1/16	1,080	1,243
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,084
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,734
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	8,745	8,829
2%, tender 6/1/14 (b)	5,850	5,996
Series 2005 A, 0% 2/15/16	4,500	4,363
Humble Independent School District Series 2009, 4% 2/15/13	400	409
Keller Independent School District 5% 2/15/14	3,750	4,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Klein Independent School District Series 2009 A, 5% 8/1/16	$ 2,195	$ 2,570
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	2,071
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,398
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,512
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,297
5% 5/15/15	2,120	2,375
5% 5/15/15 (Escrowed to Maturity)	5	6
5% 5/15/16	2,355	2,716
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,739
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,904
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,242
5% 7/1/18	3,030	3,544
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,077
North Texas Tollway Auth. Rev.:
Bonds Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	5,117
Series 2010 B1, 3.2% 1/1/13	2,275	2,303
Northside Independent School District Bonds 1.5%, tender 8/1/12 (b)	12,500	12,510
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,741
5% 5/15/20	6,000	7,396
5% 5/15/21	5,000	6,185
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,454
5% 2/15/15 (Escrowed to Maturity)	280	313
5% 2/15/16	2,000	2,276
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,721
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5% 11/15/12	1,950	1,982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	$ 4,685	$ 5,094
Texas Gen. Oblig.:
Series 2011 B, 2% 8/1/12 (e)	3,365	3,369
Series B, 0% 10/1/13	6,500	6,425
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,061
5% 9/1/15	835	933
5% 9/1/16	750	860
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	9,032
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,292
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,444
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,080
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	15,000	15,773
Series 2010 B, 5% 8/15/21	1,800	2,265
		237,331
Utah - 0.2%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/12 (AMBAC Insured)	3,800	3,787
0% 10/1/13 (AMBAC Insured)	3,760	3,685
		7,472
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,421
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,425
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	5,900	6,002
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,832
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	$ 8,000	$ 8,549
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,887
		18,270
Washington - 1.8%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,366
Series 2012 A, 5% 7/1/19	30,000	36,853
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,652
5% 1/1/21	1,865	2,247
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,463
5% 12/1/17	2,950	3,509
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,817
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Pre-Refunded to 11/1/12 @ 100) (e)	3,640	3,701
Series 2010 C:
5% 2/1/16 (e)	2,000	2,244
5% 2/1/17 (e)	2,500	2,850
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,357
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,952
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,087
5% 8/15/14	2,000	2,153
		76,251
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2%, tender 8/1/12 (b)(e)	13,000	13,008
Wisconsin - 1.1%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	1,720	1,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,325	$ 7,106
Series 2009 C, 4% 5/1/14	3,365	3,583
Series 2010 1:
5% 5/1/14	5,750	6,228
5% 5/1/15	8,005	8,994
5% 5/1/16	10,000	11,590
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,304
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,707
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	899
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,079
5% 12/15/15	1,105	1,236
5% 12/15/16	1,440	1,637
5% 12/15/17	1,540	1,773
		49,033
TOTAL MUNICIPAL BONDS (Cost $3,451,990)		3,599,300
Municipal Notes - 0.4%

California - 0.1%
California School Cash Reserve Prog. Auth. TRAN Series 2012 X, 2.5% 1/31/13	4,000	4,029
New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12	11,800	11,806
TOTAL MUNICIPAL NOTES (Cost $15,827)		15,835
Money Market Funds - 7.8%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.21% (c)(d) (Cost $338,204)	338,203,900	$ 338,204
TOTAL INVESTMENT PORTFOLIO - 91.9% (Cost $3,806,021)		3,953,339
NET OTHER ASSETS (LIABILITIES) - 8.1%		348,599
NET ASSETS - 100%		$ 4,301,938
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 280
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,615,135	$ -	$ 3,615,135	$ -
Money Market Funds	338,204	338,204	-	-
Total Investments in Securities:	$ 3,953,339	$ 338,204	$ 3,615,135	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.1%
Electric Utilities	12.8%
Special Tax	11.1%
Health Care	8.6%
Water & Sewer	5.7%
Transportation	5.2%
Others (Individually Less Than 5%)	8.6%
Short-Term Investments and Net Other Assets	15.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,467,817)	$ 3,615,135
Fidelity Central Funds (cost $338,204)	338,204
Total Investments (cost $3,806,021)		$ 3,953,339
Cash		350,577
Receivable for fund shares sold		5,368
Interest receivable		40,213
Distributions receivable from Fidelity Central Funds		58
Other receivables		79
Total assets		4,349,634

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 40,825
Payable for fund shares redeemed	2,478
Distributions payable	1,663
Accrued management fee	1,305
Distribution and service plan fees payable	155
Other affiliated payables	1,194
Other payables and accrued expenses	76
Total liabilities		47,696

Net Assets		$ 4,301,938
Net Assets consist of:
Paid in capital		$ 4,151,057
Undistributed net investment income		245
Accumulated undistributed net realized gain (loss) on investments		3,318
Net unrealized appreciation (depreciation) on investments		147,318
Net Assets		$ 4,301,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($365,613 ÷ 33,625 shares)	$ 10.87

Maximum offering price per share (100/97.25 of $10.87)	$ 11.18
Class T: Net Asset Value and redemption price per share ($25,579 ÷ 2,357 shares)	$ 10.85

Maximum offering price per share (100/97.25 of $10.85)	$ 11.16
Class B: Net Asset Value and offering price per share ($1,456 ÷ 134 shares)A	$ 10.87

Class C: Net Asset Value and offering price per share ($88,394 ÷ 8,144 shares)A	$ 10.85

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,623,040 ÷ 333,766 shares)	$ 10.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($197,856 ÷ 18,218 shares)	$ 10.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 49,992
Income from Fidelity Central Funds		280
Total income		50,272

Expenses
Management fee	$ 7,806
Transfer agent fees	2,075
Distribution and service plan fees	919
Accounting fees and expenses	315
Custodian fees and expenses	22
Independent trustees' compensation	7
Registration fees	154
Audit	26
Legal	5
Miscellaneous	22
Total expenses before reductions	11,351
Expense reductions	(130)	11,221
Net investment income (loss)		39,051
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,318
Change in net unrealized appreciation (depreciation) on investment securities		10,912
Net gain (loss)		14,230
Net increase (decrease) in net assets resulting from operations		$ 53,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,051	$ 80,340
Net realized gain (loss)	3,318	2,116
Change in net unrealized appreciation (depreciation)	10,912	76,652
Net increase (decrease) in net assets resulting from operations	53,281	159,108
Distributions to shareholders from net investment income	(35,890)	(83,163)
Distributions to shareholders from net realized gain	-	(2,965)
Total distributions	(35,890)	(86,128)
Share transactions - net increase (decrease)	167,121	142,426
Redemption fees	27	46
Total increase (decrease) in net assets	184,539	215,452

Net Assets
Beginning of period	4,117,399	3,901,947
End of period (including undistributed net investment income of $245 and distributions in excess of net investment income of $2,916, respectively)	$ 4,301,938	$ 4,117,399

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 10.62	$ 10.64	$ 10.35	$ 10.33	$ 10.21
Income from Investment Operations
Net investment income (loss) E	.085	.198	.209	.254	.298	.302
Net realized and unrealized gain (loss)	.032	.225	(.016)	.294	.021	.118
Total from investment operations	.117	.423	.193	.548	.319	.420
Distributions from net investment income	(.077)	(.205)	(.209)	(.258)	(.300)	(.300)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.077)	(.213)	(.213)	(.258)	(.300)	(.300)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.87	$ 10.83	$ 10.62	$ 10.64	$ 10.35	$ 10.33
Total Return B, C, D	1.08%	4.03%	1.81%	5.34%	3.13%	4.19%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.77%	.78%	.79%	.75%	.71%
Expenses net of fee waivers, if any	.80% A	.77%	.78%	.78%	.75%	.71%
Expenses net of all reductions	.79% A	.77%	.77%	.78%	.72%	.64%
Net investment income (loss)	1.58% A	1.85%	1.95%	2.41%	2.90%	2.95%
Supplemental Data
Net assets, end of period (in millions)	$ 366	$ 336	$ 200	$ 169	$ 58	$ 12
Portfolio turnover rate G	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Income from Investment Operations
Net investment income (loss) E	.086	.199	.211	.255	.300	.297
Net realized and unrealized gain (loss)	.032	.226	(.026)	.294	.029	.120
Total from investment operations	.118	.425	.185	.549	.329	.417
Distributions from net investment income	(.078)	(.207)	(.211)	(.259)	(.300)	(.297)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.078)	(.215)	(.215)	(.259)	(.300)	(.297)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Total Return B, C, D	1.10%	4.05%	1.74%	5.36%	3.24%	4.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.76%	.76%	.77%	.74%	.74%
Expenses net of fee waivers, if any	.77% A	.76%	.76%	.77%	.74%	.74%
Expenses net of all reductions	.77% A	.76%	.75%	.77%	.72%	.69%
Net investment income (loss)	1.60% A	1.86%	1.97%	2.42%	2.90%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 26	$ 24	$ 23	$ 15	$ 10
Portfolio turnover rate G	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.61	$ 10.64	$ 10.35	$ 10.32	$ 10.20
Income from Investment Operations
Net investment income (loss) E	.050	.128	.139	.186	.230	.228
Net realized and unrealized gain (loss)	.042	.226	(.026)	.293	.029	.121
Total from investment operations	.092	.354	.113	.479	.259	.349
Distributions from net investment income	(.042)	(.136)	(.139)	(.189)	(.230)	(.229)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.042)	(.144)	(.143)	(.189)	(.230)	(.229)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.87	$ 10.82	$ 10.61	$ 10.64	$ 10.35	$ 10.32
Total Return B, C, D	.85%	3.36%	1.06%	4.66%	2.54%	3.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.43%	1.44%	1.46%	1.43%	1.41%
Expenses net of fee waivers, if any	1.45% A	1.42%	1.43%	1.43%	1.43%	1.41%
Expenses net of all reductions	1.44% A	1.42%	1.42%	1.43%	1.40%	1.36%
Net investment income (loss)	.92% A	1.19%	1.30%	1.77%	2.22%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 2	$ 1
Portfolio turnover rate G	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.33	$ 10.31	$ 10.19
Income from Investment Operations
Net investment income (loss) E	.045	.117	.129	.175	.220	.219
Net realized and unrealized gain (loss)	.032	.226	(.026)	.303	.020	.120
Total from investment operations	.077	.343	.103	.478	.240	.339
Distributions from net investment income	(.037)	(.125)	(.129)	(.178)	(.221)	(.219)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.037)	(.133)	(.133)	(.178)	(.221)	(.219)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.33	$ 10.31
Total Return B, C, D	.71%	3.25%	.96%	4.66%	2.35%	3.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.52%	1.53%	1.50%	1.51%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.52%	1.53%	1.50%	1.51%
Expenses net of all reductions	1.54% A	1.52%	1.52%	1.53%	1.48%	1.45%
Net investment income (loss)	.83% A	1.09%	1.20%	1.67%	2.14%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 88	$ 79	$ 77	$ 56	$ 20	$ 6
Portfolio turnover rate G	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Intermediate Municipal Income

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Income from Investment Operations
Net investment income (loss) D	.102	.228	.240	.284	.326	.323
Net realized and unrealized gain (loss)	.042	.227	(.026)	.293	.029	.120
Total from investment operations	.144	.455	.214	.577	.355	.443
Distributions from net investment income	(.094)	(.237)	(.240)	(.287)	(.326)	(.323)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.094)	(.245)	(.244)	(.287)	(.326)	(.323)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 10.86	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Total Return B, C	1.34%	4.34%	2.02%	5.64%	3.50%	4.43%
Ratios to Average Net Assets E, G
Expenses before reductions	.48% A	.48%	.48%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.48% A	.48%	.48%	.50%	.49%	.49%
Expenses net of all reductions	.48% A	.48%	.48%	.50%	.47%	.43%
Net investment income (loss)	1.89% A	2.14%	2.24%	2.69%	3.15%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$ 3,623	$ 3,523	$ 3,456	$ 3,153	$ 1,870	$ 1,650
Portfolio turnover rate F	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.61	$ 10.63	$ 10.34	$ 10.32	$ 10.20
Income from Investment Operations
Net investment income (loss) D	.099	.224	.235	.281	.321	.320
Net realized and unrealized gain (loss)	.042	.216	(.015)	.293	.022	.120
Total from investment operations	.141	.440	.220	.574	.343	.440
Distributions from net investment income	(.091)	(.232)	(.236)	(.284)	(.324)	(.320)
Distributions from net realized gain	-	(.008)	(.004)	-	-	-
Total distributions	(.091)	(.240)	(.240)	(.284)	(.324)	(.320)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.001	- H
Net asset value, end of period	$ 10.86	$ 10.81	$ 10.61	$ 10.63	$ 10.34	$ 10.32
Total Return B, C	1.31%	4.19%	2.07%	5.61%	3.38%	4.39%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.52%	.53%	.55%	.51%	.52%
Expenses net of fee waivers, if any	.53% A	.52%	.53%	.53%	.51%	.52%
Expenses net of all reductions	.53% A	.52%	.52%	.53%	.49%	.45%
Net investment income (loss)	1.84% A	2.09%	2.20%	2.66%	3.13%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 198	$ 152	$ 142	$ 92	$ 32	$ 5
Portfolio turnover rate F	24% A	22%	15%	8%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 149,454
Gross unrealized depreciation	(2,136)
Net unrealized appreciation (depreciation) on securities and other investments	$ 147,318

Tax cost	$ 3,806,021

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $497,798 and $427,553, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 456	$ 29
Class T	-%	.25%	34	1
Class B	.65%	.25%	7	5
Class C	.75%	.25%	422	139
			$ 919	$ 174

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23
Class T	5
Class B*	1
Class C*	11
$ 40

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 276.15
Class T	17.13
Class B	1.15
Class C	61.14
Short-Intermediate Municipal Income	1,599.09
Institutional Class	121.14
	$ 2,075

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $22 and $108, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Class A	$ 2,581	$ 4,211
Class T	194	467
Class B	6	27
Class C	284	838
Short-Intermediate Municipal Income	31,361	74,599
Institutional Class	1,464	3,021
Total	$ 35,890	$ 83,163
From net realized gain
Class A	$ -	$ 216
Class T	-	19
Class B	-	1
Class C	-	57
Short-Intermediate Municipal Income	-	2,565
Institutional Class	-	107
Total	$ -	$ 2,965

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Class A
Shares sold	14,034	22,096	$ 152,609	$ 237,519
Reinvestment of distributions	191	303	2,077	3,252
Shares redeemed	(11,623)	(10,223)	(126,290)	(109,361)
Net increase (decrease)	2,602	12,176	$ 28,396	$ 131,410
Class T
Shares sold	349	881	$ 3,775	$ 9,442
Reinvestment of distributions	15	35	159	373
Shares redeemed	(439)	(774)	(4,761)	(8,240)
Net increase (decrease)	(75)	142	$ (827)	$ 1,575
Class B
Shares sold	15	27	$ 171	$ 297
Reinvestment of distributions	1	2	4	19
Shares redeemed	(31)	(114)	(341)	(1,225)
Net increase (decrease)	(15)	(85)	$ (166)	$ (909)
Class C
Shares sold	1,738	2,509	$ 18,857	$ 26,904
Reinvestment of distributions	20	62	219	661
Shares redeemed	(889)	(2,549)	(9,639)	(27,188)
Net increase (decrease)	869	22	$ 9,437	$ 377
Short-Intermediate Municipal Income
Shares sold	51,847	106,091	$ 562,542	$ 1,133,522
Reinvestment of distributions	2,085	5,180	22,636	55,411
Shares redeemed	(46,093)	(111,332)	(500,105)	(1,186,447)
Net increase (decrease)	7,839	(61)	$ 85,073	$ 2,486
Institutional Class
Shares sold	8,229	8,223	$ 89,360	$ 87,964
Reinvestment of distributions	69	115	754	1,228
Shares redeemed	(4,137)	(7,651)	(44,906)	(81,705)
Net increase (decrease)	4,161	687	$ 45,208	$ 7,487

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASTMI-USAN-0812
1.803550.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 21, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2012